UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03599

Name of Fund:	The Royce Fund
Fund Address:	1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2008

Date of reporting period: 9/30/2008

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.3%

Consumer Products – 6.9%
Apparel, Shoes and Accessories - 1.6%
Carter’s [a]	50,000	$986,500
Columbia Sportswear	237,688	9,973,388
Fossil [a,b]	48,275	1,362,803
Hanesbrands [a,b]	74,600	1,622,550
Jones Apparel Group	22,700	420,177
K-Swiss Cl. A	730,250	12,706,350
Movado Group	65,000	1,452,750
Steven Madden [a]	198,743	4,924,852
Timberland Company (The) Cl. A [a]	141,100	2,450,907
Volcom [a,b]	25,450	439,776
Weyco Group [c]	590,500	19,764,035
Wolverine World Wide	303,410	8,028,229

		64,132,317

Consumer Electronics - 0.5%
Dolby Laboratories Cl. A [a,b]	566,600	19,938,654

Food/Beverage/Tobacco - 0.5%
Hansen Natural [a,b]	6,500	196,625
J & J Snack Foods	8,900	301,799
J.M. Smucker Company (The)	11,600	588,004
National Beverage [a]	25,000	221,750
Sanderson Farms	455,532	16,736,246

		18,044,424

Health, Beauty and Nutrition - 1.2%
Inter Parfums	1,142,250	15,488,910
NBTY [a]	313,300	9,248,616
Nu Skin Enterprises Cl. A	1,059,933	17,192,113
Nutraceutical International [a,c]	737,810	8,152,801
Steiner Leisure [a,b]	17,505	601,822

		50,684,262

Home Furnishing and Appliances - 2.0%
American Woodmark	674,568	15,144,052
Ethan Allen Interiors	1,035,403	29,011,992
Furniture Brands International	512,600	5,392,552
Mohawk Industries [a,b]	299,500	20,183,305
National Presto Industries	3,112	231,844
Natuzzi ADR [a]	2,096,300	6,771,049
Stanley Furniture [c]	689,924	6,299,006

		83,033,800

Sports and Recreation - 1.1%
Arctic Cat	35,944	328,887
Monaco Coach	751,800	1,466,010
Polaris Industries	84,500	3,843,905
RC2 Corporation [a]	200,700	4,014,000
Thor Industries	810,700	20,121,574
Winnebago Industries	1,220,300	15,766,276

		45,540,652

Other Consumer Products - 0.0%
WD-40 Company	2,200	79,046

Total		281,453,155

Consumer Services – 5.9%
Leisure and Entertainment - 0.5%
Cinemark Holdings	71,400	971,040
Dover Downs Gaming & Entertainment	68,783	535,132
DreamWorks Animation SKG Cl. A [a,b]	314,000	9,875,300
International Speedway Cl. A	233,000	9,066,030

		20,447,502

Online Commerce - 0.1%
Insight Enterprises [a]	170,200	2,282,382
1-800-FLOWERS.COM Cl. A [a,b]	196,200	1,181,124

		3,463,506

Restaurants and Lodgings - 0.4%
Bob Evans Farms	7,755	211,634
CEC Entertainment [a,b]	448,781	14,899,529
Cosi [a]	104,200	205,274
DineEquity	17,200	289,992
Jamba [a]	115,700	104,130

		15,710,559

Retail Stores - 4.9%
America’s Car-Mart [a,b]	485,100	9,018,009
AnnTaylor Stores [a,b]	340,900	7,036,176
Big Lots [a]	7,417	206,415
BJ’s Wholesale Club [a,b]	231,300	8,988,318
Brown Shoe	77,400	1,267,812
Buckle (The)	203,703	11,313,665
Build-A-Bear Workshop [a,b]	82,500	600,600
CarMax [a,b]	550,000	7,700,000
Cato Corporation (The) Cl. A	1,189,550	20,876,602
Charming Shoppes [a,b]	2,305,800	11,275,362
Dollar Tree [a]	112,750	4,099,590
Dress Barn (The) [a]	1,630,800	24,934,932
DSW Cl. A [a,b]	70,600	967,220
EZCORP Cl. A [a,b]	15,800	297,040
Family Dollar Stores	173,985	4,123,445
Jos. A. Bank Clothiers [a,b]	23,300	782,880
Men’s Wearhouse (The)	626,772	13,312,637
Pacific Sunwear of California [a]	90,000	605,700
Penske Automotive Group	321,200	3,684,164
Pier 1 Imports [a]	2,831,800	11,695,334
Regis Corporation	250,300	6,883,250
Ross Stores	42,600	1,568,106
Tiffany & Co.	741,600	26,341,632
Tractor Supply [a,b]	150,800	6,341,140
Tuesday Morning [a]	370,000	1,528,100
Weis Markets	90,700	3,266,107
Williams-Sonoma	729,900	11,809,782

		200,524,018

Other Consumer Services - 0.0%
Collectors Universe	45,687	424,889

Total		240,570,474

Financial Intermediaries – 9.2%
Banking - 0.7%
BOK Financial	569,400	27,564,654

Insurance - 4.7%
Alleghany Corporation [a]	87,231	31,839,315
AmCOMP [a]	324,900	3,768,840
American Safety Insurance Holdings [a]	368,340	5,565,617
Amerisafe [a,b]	49,300	897,260
Argo Group International Holdings [a,b]	258,800	9,536,780
Aspen Insurance Holdings	315,900	8,687,250
Baldwin & Lyons Cl. B	310,427	7,440,935
Berkley (W.R.)	31,300	737,115
CNA Surety [a,b]	522,695	8,729,007
CRM Holdings [a]	7,500	20,250
E-L Financial	24,850	11,441,391
EMC Insurance Group	163,900	4,831,772
Enstar Group [a,b]	54,400	5,296,384
Erie Indemnity Cl. A	481,000	20,331,870
Greenlight Capital Re Cl. A [a,b]	124,800	2,869,152
Harleysville Group	45,300	1,712,340
Horace Mann Educators	55,682	716,627
Markel Corporation [a]	1,200	421,800
Max Capital Group	352,800	8,195,544
Meadowbrook Insurance Group	865,804	6,112,576
Mercury General	900	49,275
Montpelier Re Holdings	184,000	3,037,840
ProAssurance Corporation [a]	316,154	17,704,624
RenaissanceRe Holdings	171	8,892
RLI	86,657	5,380,533
Stewart Information Services	116,600	3,468,850
Transatlantic Holdings	10,417	566,164
United Fire & Casualty	114,100	3,262,119
Wesco Financial	15,775	5,631,675
White Mountains Insurance Group	4,125	1,937,719
Zenith National Insurance	301,313	11,040,108

		191,239,624

Real Estate Investment Trusts - 0.1%
Capital Trust Cl. A	278,200	4,312,100

Securities Brokers - 3.0%
DundeeWealth	107,500	1,051,515
E*TRADE Financial [a,b]	300,000	840,000
Evercore Partners Cl. A	198,700	3,572,626
GFI Group	580,000	2,731,800
Greenhill & Co.	70,000	5,162,500
Interactive Brokers Group Cl. A [a,b]	200,250	4,439,543
Investment Technology Group [a,b]	55,900	1,701,037
Jefferies Group [b]	695,300	15,574,720
KBW [a,b]	208,200	6,858,108
Knight Capital Group Cl. A [a,b]	938,720	13,949,379
Lazard Cl. A	705,300	30,158,628
MF Global [a,b]	909,000	3,945,060
Penson Worldwide [a,b]	50,000	693,500
Piper Jaffray [a,b]	413,900	17,901,175
Stifel Financial [a,b]	262,800	13,113,720

		121,693,311

Securities Exchanges - 0.3%
MarketAxess Holdings [a,b]	268,200	2,164,374
TMX Group	385,400	10,501,856

		12,666,230

Other Financial Intermediaries - 0.4%
KKR Financial Holdings	1,455,007	9,253,845
Nasdaq OMX Group [a,b]	282,400	8,632,968

		17,886,813

Total		375,362,732

Financial Services – 7.4%
Diversified Financial Services - 0.2%
Advanta Corporation Cl. B	54,800	451,004
FCStone Group [a,b]	406,300	7,309,337

		7,760,341

Information and Processing - 2.0%
FactSet Research Systems	136,500	7,132,125
Fiserv [a,b]	20,975	992,537
Global Payments	12,535	562,320
Interactive Data	502,300	12,668,006
MoneyGram International [a,b]	2,989,900	4,245,658
Morningstar [a,b]	456,700	25,333,149
SEI Investments	1,312,300	29,133,060

		80,066,855

Insurance Brokers - 0.9%
Brown & Brown	897,900	19,412,598
Gallagher (Arthur J.) & Co.	718,900	18,446,974

		37,859,572

Investment Management - 4.1%
Affiliated Managers Group [a,b]	217,965	18,058,400
AGF Management Cl. B	844,600	13,610,421
AllianceBernstein Holding L.P.	1,180,635	43,695,301
CI Financial	480,000	8,118,393
Cohen & Steers	679,370	19,246,552
Eaton Vance	170,500	6,006,715
Federated Investors Cl. B	710,000	20,483,500
Fortress Investment Group Cl. A [b]	392,600	4,122,300
GAMCO Investors Cl. A	145,200	8,610,360
Waddell & Reed Financial Cl. A	942,900	23,336,775
Westwood Holdings Group	98,400	4,664,160

		169,952,877

Specialty Finance - 0.2%
ASTA Funding	57,800	405,178
Portfolio Recovery Associates [a]	142,384	6,924,134

		7,329,312

Other Financial Services - 0.0%
Heartland Payment Systems	6,600	168,696

Total		303,137,653

Health – 6.4%
Commercial Services - 0.2%
Owens & Minor	145,000	7,032,500

Drugs and Biotech - 2.3%
Alpharma Cl. A [a]	36,000	1,328,040
Celera Corporation [a,b]	446,300	6,895,335
Cephalon [a,b]	50,000	3,874,500
Emergent Biosolutions [a]	247,155	3,235,259
Endo Pharmaceuticals Holdings [a,b]	1,009,330	20,186,600
Forest Laboratories [a,b]	25,100	709,828
Hi-Tech Pharmacal [a]	530,400	5,208,528
Invitrogen Corporation [a,b]	27,900	1,054,620
Lexicon Pharmaceuticals [a]	1,497,400	2,665,372
Myriad Genetics [a,b]	155,000	10,056,400
Obagi Medical Products [a,b]	588,300	5,871,234
Perrigo Company	826,233	31,776,921
Regeneron Pharmaceuticals [a,b]	100,000	2,183,000
Strategic Diagnostics [a]	131,938	213,740
ViroPharma [a,b]	50,000	656,000

		95,915,377

Health Services - 2.0%
Advisory Board (The) [a,b]	534,579	16,122,903
Air Methods [a,b]	87,500	2,477,125
Cross Country Healthcare [a]	240,700	3,921,003
eResearch Technology [a,b]	45,000	535,950
Healthcare Services Group	434,850	7,953,407
HealthSouth Corporation [a,b]	915,000	16,863,450
Hooper Holmes [a]	2,392,970	3,110,861
Humana [a,b]	18,400	758,080
LCA-Vision [b]	228,900	1,062,096
Lincare Holdings [a,b]	366,704	11,034,123
On Assignment [a,b]	85,000	669,800
Pharmaceutical Product Development	17,000	702,950
Res-Care [a,b]	41,700	756,438
U.S. Physical Therapy [a,c]	905,675	15,722,518

		81,690,704

Medical Products and Devices - 1.9%
CONMED Corporation [a]	75,232	2,407,424
Datascope	3,700	191,031
Hill-Rom Holdings	12,575	381,148
Home Diagnostics [a]	676,716	6,550,611
IDEXX Laboratories [a,b]	502,165	27,518,642
Immucor [a,b]	25,309	808,876
Palomar Medical Technologies [a]	195,900	2,636,814
Quidel [a]	25,000	410,250
STERIS Corporation	539,511	20,274,823
Techne Corporation [a,b]	79,245	5,715,149
Thoratec Corporation [a]	366,600	9,623,250
Vital Signs	7,092	524,099
Young Innovations	111,350	2,247,043

		79,289,160

Total		263,927,741

Industrial Products – 15.9%
Automotive - 1.8%
ATC Technology [a]	293,503	6,967,761
Copart [a]	648,900	24,658,200
Dorman Products [a]	516,760	6,475,003
Gentex Corporation	413,702	5,915,939
SORL Auto Parts [a]	105,700	374,178
Strattec Security	150,000	3,963,000
Superior Industries International	443,600	8,499,376
WABCO Holdings	471,597	16,760,557
Wescast Industries Cl. A [a]	373,700	1,408,069

		75,022,083

Building Systems and Components - 2.1%
AAON	235,378	4,281,526
Armstrong World Industries	428,400	12,380,760
Drew Industries [a,b]	820,794	14,043,785
NCI Building Systems [a,b]	394,700	12,531,725
Preformed Line Products	189,786	11,072,115
Simpson Manufacturing	1,175,900	31,855,131

		86,165,042

Construction Materials - 0.9%
Ash Grove Cement	50,018	11,754,230
Eagle Materials	136,700	3,057,979
Louisiana-Pacific Corporation [b]	30,000	279,000
Martin Marietta Materials	700	78,386
Owens Corning [a,b]	854,500	20,431,095

		35,600,690

Industrial Components - 1.6%
Bel Fuse Cl. A	88,704	2,439,360
CLARCOR	471,000	17,874,450
Donaldson Company	150,000	6,286,500
Mueller Water Products Cl. A	331,200	2,974,176
PerkinElmer	848,370	21,183,799
Powell Industries [a]	317,000	12,936,770
Watts Water Technologies Cl. A	61,300	1,676,555

		65,371,610

Machinery - 4.0%
Astec Industries [a,b]	19,000	585,770
Cascade Corporation	238,300	10,439,923
Columbus McKinnon [a,b]	18,300	431,331
Franklin Electric	495,700	22,083,435
FreightCar America	31,200	913,224
Hurco Companies [a,b]	55,100	1,629,307
Lincoln Electric Holdings	538,486	34,630,035
Nordson Corporation	433,332	21,280,934
Regal-Beloit	67,600	2,874,352
Robbins & Myers	82,000	2,536,260
Rofin-Sinar Technologies [a,b]	952,308	29,150,148
Tennant Company	544,500	18,654,570
Wabtec Corporation	188,400	9,651,732
Woodward Governor	225,300	7,946,331

		162,807,352

Metal Fabrication and Distribution - 2.3%
Canam Group	84,400	578,924
Carpenter Technology	391,700	10,047,105
Castle (A.M.) & Co.	34,300	592,704
Commercial Metals	141,200	2,384,868
Encore Wire	96,600	1,749,426
Gibraltar Industries	321,212	6,009,877
Haynes International [a,b]	193,948	9,082,585
Kaiser Aluminum	32,326	1,388,402
Kennametal	373,371	10,125,821
Reliance Steel & Aluminum	128,396	4,875,196
Schnitzer Steel Industries Cl. A	448,020	17,580,305
Sims Group ADR	841,815	19,445,926
Steel Dynamics	121,200	2,071,308
Trinity Industries	5,000	128,650
Universal Stainless & Alloy Products [a,b]	331,127	8,460,295

		94,521,392

Miscellaneous Manufacturing - 1.0%
Brady Corporation Cl. A	475,700	16,782,696
Harsco Corporation	9,500	353,305
HNI Corporation	114,400	2,898,896
Matthews International Cl. A	10,090	511,967
Mettler-Toledo International [a,b]	171,300	16,787,400
Teleflex	60,300	3,828,447

		41,162,711

Paper and Packaging - 0.3%
AptarGroup	32,432	1,268,415
Greif Cl. A	146,900	9,639,578
Pactiv Corporation [a,b]	44,200	1,097,486
Silgan Holdings	9,800	500,682

		12,506,161

Pumps, Valves and Bearings - 1.2%
Gardner Denver [a]	619,474	21,508,137
Graco	489,800	17,441,778
IDEX Corporation	273,500	8,483,970
Kaydon Corporation	21,237	956,939

		48,390,824

Specialty Chemicals and Materials - 0.7%
Balchem Corporation	35,325	942,118
Cabot Corporation	340,000	10,805,200
Cytec Industries	30,000	1,167,300
International Flavors & Fragrances	100,000	3,946,000
Lubrizol Corporation (The)	50,000	2,157,000
Olin Corporation	34,800	675,120
OM Group [a,b]	75,000	1,687,500
Sensient Technologies	50,000	1,406,500
Westlake Chemical	367,500	7,728,525

		30,515,263

Other Industrial Products - 0.0%
Herman Miller	10,700	261,829

Total		652,324,957

Industrial Services – 14.4%
Advertising and Publishing - 0.4%
Scholastic Corporation	568,025	14,586,882
ValueClick [a,b]	265,400	2,715,042

		17,301,924

Commercial Services - 8.6%
Acacia Research-Acacia Technologies [a,b]	137,429	415,036
Administaff	520,075	14,156,442
Alliance Data Systems [a,b]	18,600	1,178,868
Barrett Business Services	493,301	6,403,047
Convergys Corporation [a]	106,700	1,577,026
Corinthian Colleges [a]	346,100	5,191,500
Corporate Executive Board	389,200	12,162,500
CRA International [a,c]	535,485	14,715,128
Electro Rent	192,000	2,578,560
Exponent [a]	254,693	8,427,791
Forrester Research [a]	257,700	7,555,764
FTI Consulting [a]	157,000	11,341,680
Gartner [a]	844,200	19,146,456
Grupo Aeroportuario del Pacifico ADR	59,700	1,525,932
Heidrick & Struggles International	408,262	12,309,099
Hewitt Associates Cl. A [a]	745,200	27,155,088
Hudson Highland Group [a]	39,300	273,135
ITT Educational Services [a]	4,711	381,167
Jackson Hewitt Tax Service	63,900	980,226
Kelly Services Cl. A	16,700	318,135
Kforce [a]	830,300	8,477,363
Korn/Ferry International [a]	954,648	17,011,827
Landauer	135,000	9,821,250
LECG Corporation [a]	1,054,448	8,509,395
Lincoln Educational Services [a,b]	74,537	986,125
Manpower	395,068	17,051,135
ManTech International Cl. A [a]	202,500	12,006,225
MAXIMUS	159,800	5,887,032
Monster Worldwide [a,b]	261,500	3,898,965
MPS Group [a]	1,175,100	11,845,008
Resources Connection [a]	388,431	8,751,350
Ritchie Bros. Auctioneers	1,203,300	28,109,088
Rollins	8,230	156,205
SM&A [a]	904,400	2,758,420
Sotheby’s	540,774	10,847,927
TrueBlue [a]	1,068,340	17,264,374
Universal Technical Institute [a]	845,000	14,415,700
Viad Corporation	75,700	2,179,403
Volt Information Sciences [a,b]	57,600	517,248
Watson Wyatt Worldwide Cl. A	436,485	21,706,399
Wright Express [a,b]	20,000	597,000

		350,590,019

Engineering and Construction - 1.4%
Desarrolladora Homex ADR [a,b]	139,400	6,164,268
HLS Systems International [a,b]	183,150	778,388
Integrated Electrical Services [a,b]	587,456	10,315,727
KBR	1,035,500	15,812,085
NVR [a,b]	45,551	26,055,172

		59,125,640

Food, Tobacco and Agriculture - 0.2%
Origin Agritech [a,b]	122,800	656,980
Zapata Corporation [a,c]	1,009,600	6,744,128

		7,401,108

Industrial Distribution - 1.4%
Applied Industrial Technologies	618,700	16,661,591
Mine Safety Appliances	344,600	13,136,152
MSC Industrial Direct Cl. A	450,500	20,754,535
Pool Corporation	289,300	6,749,369
Watsco	8,300	417,324

		57,718,971

Printing - 0.0%
Courier Corporation	6,851	139,486

Transportation and Logistics - 2.4%
Arkansas Best	294,200	9,911,598
Atlas Air Worldwide Holdings [a,b]	58,230	2,347,251
CAI International [a]	50,000	553,000
Forward Air	612,800	16,686,544
Heartland Express	120,000	1,862,400
Landstar System	497,200	21,906,632
Pacer International	250,000	4,117,500
Patriot Transportation Holding [a,b]	80,800	6,383,200
Tidewater	63,300	3,504,288
Universal Truckload Services [a]	499,351	12,164,191
UTI Worldwide	1,039,000	17,683,780

		97,120,384

Total		589,397,532

Natural Resources – 12.7%
Energy Services - 7.0%
Calfrac Well Services	110,200	2,051,268
CARBO Ceramics	463,800	23,936,718
CE Franklin [a]	111,403	749,742
Ensign Energy Services	2,225,000	34,872,445
Exterran Holdings [a,b]	408,100	13,042,876
Global Industries [a,b]	43,200	299,808
Helmerich & Payne	276,997	11,963,500
ION Geophysical [a,b]	766,700	10,879,473
Lufkin Industries	4,126	327,398
Oil States International [a,b]	1,003,991	35,491,082
Pason Systems	1,971,600	24,268,696
Patterson-UTI Energy	711,300	14,240,226
Pioneer Drilling [a,b]	505,702	6,725,837
Precision Drilling Trust	255,100	4,227,007
RPC	718,944	10,108,353
SEACOR Holdings [a,b]	229,600	18,126,920
ShawCor Cl. A	118,100	2,374,762
Superior Well Services [a]	387,159	9,798,994
Trican Well Service	1,545,700	23,238,149
Unit Corporation [a]	645,269	32,147,302
Willbros Group [a]	143,300	3,797,450
World Fuel Services	91,800	2,114,154

		284,782,160

Oil and Gas - 1.9%
Bill Barrett [a]	105,943	3,401,830
Cimarex Energy	546,708	26,739,488
Crosstex Energy	512,000	12,784,640
Frontier Oil	748,307	13,783,815
Holly Corporation	49,000	1,417,080
Mariner Energy [a]	226,200	4,637,100
PetroCorp [a,d]	210,800	0
St. Mary Land & Exploration	402,300	14,341,995

		77,105,948

Precious Metals and Mining - 2.8%
Agnico-Eagle Mines	655,400	36,092,878
AMCOL International	17,700	553,302
Consolidated Thompson Iron Mines [a]	131,200	449,969
Eldorado Gold [a,b]	1,989,400	12,453,644
Golden Star Resources [a,b]	1,675,300	2,546,456
Hecla Mining [a,b]	2,161,200	10,114,416
International Coal Group [a,b]	1,109,640	6,924,154
Ivanhoe Mines [a]	1,829,700	11,087,982
Liberty Mines [a]	422,700	75,464
Lundin Mining [a,b]	163,100	486,038
Minefinders Corporation [a,b]	587,700	4,437,135
Pan American Silver [a]	661,600	14,707,368
Red Back Mining [a]	409,800	2,468,234
Silver Standard Resources [a,b]	773,300	12,782,649

		115,179,689

Real Estate - 1.0%
Jones Lang LaSalle	219,900	9,561,252
PICO Holdings [a,b]	125,000	4,488,750
St. Joe Company (The) [a,b]	693,200	27,097,188
W.P. Carey & Co.	62,800	1,639,080

		42,786,270

Total		519,854,067

Technology – 15.2%
Aerospace and Defense - 1.2%
AerCap Holdings [a]	50,000	530,500
Alliant Techsystems [a,b]	12,110	1,137,613
BE Aerospace [a,b]	57,900	916,557
Ceradyne [a]	44,580	1,634,303
Curtiss-Wright	291,710	13,258,220
FLIR Systems [a,b]	105,597	4,057,037
HEICO Corporation	481,304	15,796,397
Integral Systems [a]	162,548	3,376,122
Teledyne Technologies [a,b]	135,000	7,716,600

		48,423,349

Components and Systems - 3.2%
Analogic Corporation	6,000	298,560
Benchmark Electronics [a]	828,500	11,665,280
Brocade Communications Systems [a]	82,300	478,986
Celestica [a,b]	8,600	55,384
Diebold	429,300	14,214,123
Dionex Corporation [a,b]	263,826	16,766,142
General Cable [a,b]	5,000	178,150
Lexmark International Cl. A [a,b]	291,000	9,477,870
Logitech International [a,b]	228,300	5,323,956
MKS Instruments [a]	527,220	10,496,950
MTS Systems	292,900	12,331,090
Nam Tai Electronics	89,703	732,874
Newport Corporation [a]	290,000	3,126,200
Plexus Corporation [a,b]	948,700	19,638,090
Rimage Corporation [a,b,c]	591,303	8,254,590
Super Micro Computer [a,b]	684,250	6,165,092
Technitrol	837,635	12,388,622
Thomas & Betts [a]	23,300	910,331
Zebra Technologies Cl. A [a]	13,022	362,663

		132,864,953

Distribution - 0.4%
Anixter International [a]	70,268	4,181,649
Arrow Electronics [a]	12,400	325,128
Avnet [a]	45,700	1,125,591
China 3C Group [a]	55,700	75,752
Nu Horizons Electronics [a]	436,800	1,747,200
Tech Data [a,b]	257,800	7,695,330

		15,150,650

Internet Software and Services - 0.2%
Check Point Software Technologies [a]	24,630	560,086
DealerTrack Holdings [a,b]	25,000	421,000
Marchex Cl. B	25,000	257,250
United Online	853,500	8,031,435
VeriSign [a,b]	34,200	891,936

		10,161,707

IT Services - 2.0%
Black Box	270,200	9,330,006
CACI International Cl. A [a,b]	8,500	425,850
Jack Henry & Associates	158,023	3,212,608
Perot Systems Cl. A [a]	1,543,528	26,780,211
Sapient Corporation [a]	1,760,000	13,076,800
SRA International Cl. A [a]	889,175	20,122,030
Syntel	421,167	10,318,591

		83,266,096

Semiconductors and Equipment - 3.9%
Advanced Energy Industries [a]	582,044	7,962,362
Cabot Microelectronics [a,b]	214,876	6,893,222
Cirrus Logic [a]	590,900	3,220,405
Cognex Corporation	886,835	17,878,594
Coherent [a,b]	442,800	15,741,540
Cymer [a,b]	26,650	675,045
Diodes [a,b]	959,700	17,706,465
Eagle Test Systems [a]	498,706	7,635,189
Entegris [a]	1,990,100	9,632,084
Exar Corporation [a]	824,441	6,315,218
Fairchild Semiconductor International [a]	1,240,300	11,026,267
GSI Group [a]	201,900	712,707
International Rectifier [a]	311,000	5,915,220
IXYS Corporation [a]	266,600	2,423,394
Lam Research [a,b]	68,400	2,153,916
OmniVision Technologies [a]	852,686	9,729,147
Sanmina-SCI Corporation [a,b]	169,700	237,580
Semitool [a]	1,177,902	9,635,238
Supertex [a]	1,600	45,056
Techwell [a,b]	34,359	324,005
Teradyne [a]	200	1,562
Tessera Technologies [a]	30,200	493,468
Trident Microsystems [a]	1,202,500	2,886,000
TTM Technologies [a]	300,000	2,976,000
Varian [a,b]	249,342	10,696,772
Varian Semiconductor Equipment Associates [a,b]	48,300	1,213,296
Verigy [a]	381,400	6,209,192

		160,338,944

Software - 2.3%
ACI Worldwide [a]	435,731	7,634,007
ANSYS [a,b]	325,400	12,322,898
Aspen Technology [a,b]	108,725	1,413,425
Blackbaud	217,222	4,007,746
Cadence Design Systems [a,b]	164,000	1,108,640
Epicor Software [a,b]	5,884	46,425
Fair Isaac	498,800	11,497,340
Manhattan Associates [a,b]	150,000	3,351,000
MICROS Systems [a,b]	22,101	589,212
MSC.Software [a,b]	247,700	2,650,390
National Instruments	909,200	27,321,460
NCR Corporation [a,b]	208,500	4,597,425
Net 1 UEPS Technologies [a,b]	63,000	1,406,790
OpenTV Cl. A [a,b]	280,444	395,426
Pervasive Software [a,c]	1,461,500	5,992,150
Sonic Solutions [a]	749,800	3,299,120
SPSS [a]	50,000	1,468,000
Synopsys [a,b]	50,000	997,500
Teradata Corporation [a,b]	112,700	2,197,650

		92,296,604

Telecommunications - 2.0%
ADC Telecommunications [a,b]	127,200	1,074,840
ADTRAN	804,700	15,683,603
Arris Group [a,b]	100	773
Catapult Communications [a,b]	273,000	1,313,130
Comtech Telecommunications [a]	275,805	13,580,638
Digi International [a]	388,644	3,964,169
Foundry Networks [a,b]	918,800	16,731,348
Globecomm Systems [a]	106,070	927,052
Level 3 Communications [a,b]	300,000	810,000
NETGEAR [a,b]	1,092,300	16,384,500
Novatel Wireless [a]	102,500	621,150
Plantronics	6,500	146,380
Premiere Global Services [a]	516,500	7,261,990
RF Micro Devices [a,b]	19,700	57,524
Sierra Wireless [a,b]	38,300	381,851
Tekelec [a,b]	62,300	871,577

		79,810,525

Total		622,312,828

Utilities – 0.0%
UGI Corporation	34,660	893,535
Wisconsin Energy	17,413	781,844

Total		1,675,379

Miscellaneous [e] – 2.3%
Total		93,381,882

TOTAL COMMON STOCKS
(Cost $3,900,057,673)		3,943,398,400

REPURCHASE AGREEMENT – 4.0%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $163,186,907 (collateralized by obligations of various U.S. Government Agencies, valued at $167,269,694) (Cost $163,186,000)		163,186,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 8.4%
U.S. Treasury Bonds
2.375%-7.125%
due 2/15/23-1/15/27	$ 37,649	37,828
U.S. Treasury Notes
1.875%-4.50%
due 4/30/09-7/15/13	158,969	161,956
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-2.7654%)		344,117,193

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $344,316,977)		344,316,977

TOTAL INVESTMENTS – 108.7%
(Cost $4,407,560,650)		4,450,901,377

LIABILITIES LESS CASH AND OTHER ASSETS – (8.7)%		(358,089,201)

NET ASSETS – 100.0%		$4,092,812,176

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 86.0%

Consumer Products – 5.9%
Apparel, Shoes and Accessories - 1.6%
LaCrosse Footwear [c]	446,398	$7,142,368
True Religion Apparel [a]	120,700	3,120,095
Volcom [a,b]	220,400	3,808,512

		14,070,975

Food/Beverage/Tobacco - 0.5%
Asian Citrus Holdings	717,000	2,078,481
Jones Soda [a,b,c]	1,601,900	2,274,698

		4,353,179

Health, Beauty and Nutrition - 0.3%
Nutraceutical International [a]	223,100	2,465,255

Home Furnishing and Appliances - 0.7%
AS Creation Tapeten [c]	158,500	6,342,764

Sports and Recreation - 2.5%
Arctic Cat [c]	974,200	8,913,930
Piscines Desjoyaux	262,567	2,994,041
RC2 Corporation [a]	240,000	4,800,000
Winnebago Industries	400,000	5,168,000

		21,875,971

Other Consumer Products - 0.3%
WD-40 Company	58,300	2,094,719

Total		51,202,863

Consumer Services – 6.0%
Leisure and Entertainment - 0.9%
FortuNet [a]	255,800	1,509,220
Multimedia Games [a,b]	757,500	3,279,975
New Frontier Media [b,c]	1,422,900	3,386,502

		8,175,697

Online Commerce - 0.2%
CryptoLogic	238,000	1,304,240
Lumber Liquidators [a,b]	31,600	396,896

		1,701,136

Restaurants and Lodgings - 0.5%
City Lodge Hotels	483,500	4,300,938

Retail Stores - 4.0%
A.C. Moore Arts & Crafts [a]	353,500	2,216,445
Buckle (The)	148,850	8,267,129
Cache [a,c]	766,850	5,268,259
Cato Corporation (The) Cl. A	243,050	4,265,527
Jos. A. Bank Clothiers [a,b]	182,200	6,121,920
Lewis Group	1,190,200	5,830,775
Stein Mart [a,b]	632,058	2,471,347

		34,441,402

Other Consumer Services - 0.4%
Collectors Universe	362,805	3,374,087

Total		51,993,260

Financial Intermediaries – 4.5%
Banking - 1.1%
Bancorp (The) [a]	173,567	867,835
BB Holdings [a]	1,270,814	4,851,848
Canadian Western Bank	209,200	3,915,681

		9,635,364

Insurance - 1.9%
American Safety Insurance Holdings [a,b]	266,000	4,019,260
Argo Group International Holdings [a]	103,605	3,817,844
Navigators Group [a]	95,500	5,539,000
United Fire & Casualty	100,000	2,859,000

		16,235,104

Securities Brokers - 1.5%
Sanders Morris Harris Group	913,000	7,897,450
Thomas Weisel Partners Group [a,b]	556,506	4,691,346

		12,588,796

Total		38,459,264

Financial Services – 3.8%
Investment Management - 3.6%
Anima	1,973,000	4,046,568
Brait	1,727,700	3,776,408
CapMan Cl. B	1,939,300	5,073,324
Deutsche Beteiligungs	340,100	6,287,419
Endeavour Financial	1,021,000	5,928,851
U.S. Global Investors Cl. A	166,000	1,668,300
Westwood Holdings Group	87,700	4,156,980

		30,937,850

Special Purpose Acquisition Corporation - 0.2%
Cockleshell [a]	1,699,860	1,616,822

Total		32,554,672

Health – 8.5%
Commercial Services - 0.3%
PDI [a]	334,200	2,653,548

Drugs and Biotech - 2.2%
Cell Genesys [a]	105,650	62,333
DUSA Pharmaceuticals [a,b]	664,300	763,945
Dyax Corporation [a,b]	1,011,184	4,449,210
Fornix Biosciences	180,917	2,065,621
Lexicon Pharmaceuticals [a,b]	1,065,677	1,896,905
Maxygen [a,b]	317,500	1,343,025
Orchid Cellmark [a,b]	1,461,322	4,310,900
ULURU [a,b,c]	3,344,310	3,344,310
YM Biosciences [a]	1,398,000	629,100

		18,865,349

Health Services - 2.0%
Bio-Imaging Technologies [a]	477,500	3,686,300
Computer Programs and Systems	213,600	6,183,720
CorVel Corporation [a,b]	101,405	2,901,197
U.S. Physical Therapy [a,b]	231,840	4,024,742

		16,795,959

Medical Products and Devices - 4.0%
Anika Therapeutics [a,b]	217,123	1,569,800
Bruker Corporation [a]	358,637	4,780,631
Caliper Life Sciences [a]	546,800	1,531,040
Cerus Corporation [a,b]	592,700	2,447,851
Neogen Corporation [a,b]	253,400	7,140,812
NMT Medical [a]	266,200	830,544
Northstar Neuroscience [a,b]	590,300	914,965
SenoRx [a,b]	382,000	1,887,080
Shamir Optical Industry	221,700	1,374,540
Syneron Medical [a,b]	425,556	6,064,173
Thermage [a,b]	485,700	1,665,951
Young Innovations	223,440	4,509,019

		34,716,406

Total		73,031,262

Industrial Products – 8.2%
Automotive - 1.3%
ATC Technology [a]	193,500	4,593,690
Landi Renzo	1,138,500	6,171,674

		10,765,364

Building Systems and Components - 1.7%
AAON	340,100	6,186,419
Drew Industries [a,b]	235,900	4,036,249
LSI Industries	523,850	4,332,239

		14,554,907

Industrial Components - 0.2%
Orion Energy Systems [a,b]	347,000	1,946,670

Machinery - 1.5%
Exel Industries Cl. A	31,500	1,636,462
Kadant [a,b]	137,900	3,139,983
Key Technology [a]	208,043	4,930,619
Technotrans	330,000	2,903,967

		12,611,031

Metal Fabrication and Distribution - 2.5%
Dynamic Materials	155,800	3,616,118
Foster (L.B.) Company Cl. A [a,b]	145,842	4,436,514
Izmir Demir Celik Sanayi	678,500	1,307,265
Olympic Steel	302,900	8,932,521
Samuel Manu-Tech	386,400	3,619,834

		21,912,252

Miscellaneous Manufacturing - 0.4%
PMFG [a,b]	165,400	2,396,646
Synalloy Corporation	90,700	1,228,985

		3,625,631

Specialty Chemicals and Materials - 0.5%
American Vanguard	261,633	3,945,425

Textiles - 0.1%
Marimekko	64,212	1,079,119

Total		70,440,399

Industrial Services – 14.9%
Advertising and Publishing - 0.1%
Haynes Publishing Group	231,700	659,085

Commercial Services - 6.6%
Barrett Business Services	125,901	1,634,195
Begbies Traynor	1,213,179	3,632,296
CRA International [a,b]	99,977	2,747,368
Electro Rent	214,400	2,879,392
eTelecare Global Solutions ADR [a,b]	440,399	3,646,504
Exponent [a]	200,009	6,618,298
GP Strategies [a]	640,700	4,869,320
Intersections [a]	468,555	3,809,352
Kforce [a]	925,600	9,450,376
LECG Corporation [a]	683,094	5,512,569
Lincoln Educational Services [a,b]	557,319	7,373,330
PeopleSupport [a,b]	322,813	3,773,684
Willdan Group [a,c]	424,900	1,168,475

		57,115,159

Engineering and Construction - 1.6%
Cavco Industries [a,b]	258,001	9,326,736
Sterling Construction [a,b]	297,903	4,826,029

		14,152,765

Food, Tobacco and Agriculture - 2.0%
HQ Sustainable Maritime Industries [a,b]	280,000	1,416,800
Imperial Sugar	460,600	6,236,524
Sipef	13,000	5,208,235
Zapata Corporation [a]	584,900	3,907,132

		16,768,691

Industrial Distribution - 0.4%
Houston Wire & Cable	195,200	3,351,584

Printing - 1.4%
Courier Corporation	266,132	5,418,447
CSS Industries	140,700	3,621,618
Ennis	215,400	3,330,084

		12,370,149

Transportation and Logistics - 2.8%
Euroseas	628,551	5,009,551
Marten Transport [a]	283,650	5,534,012
Patriot Transportation Holding [a,b]	107,319	8,478,201
Vitran Corporation [a]	385,450	5,192,011

		24,213,775

Total		128,631,208

Natural Resources – 13.5%
Energy Services - 4.9%
Boots & Coots International Well Control [a]	1,910,000	3,686,300
Dawson Geophysical [a,b]	95,585	4,462,864
Gulf Island Fabrication	71,884	2,477,841
Pioneer Drilling [a]	256,000	3,404,800
Savanna Energy Services	134,500	1,955,100
Superior Well Services [a,b]	212,000	5,365,720
T-3 Energy Services [a,b]	62,324	2,313,467
Tesco Corporation [a]	269,800	5,649,612
TGC Industries [a,c]	1,029,813	5,416,816
Total Energy Services Trust	984,300	5,845,221
World Energy Solutions [a]	3,781,000	1,669,786

		42,247,527

Oil and Gas - 1.1%
Approach Resources [a]	413,300	5,976,318
Gran Tierra Energy [a,b]	579,648	2,150,494
Kodiak Oil & Gas [a,b]	1,233,200	1,849,800
PetroCorp [a,d]	465,300	0

		9,976,612

Precious Metals and Mining - 6.9%
Alamos Gold [a]	837,600	5,115,715
Allied Nevada Gold [a,b]	1,433,470	8,199,448
Aquiline Resources [a]	444,900	1,743,231
Bear Creek Mining [a]	566,600	1,086,083
Central African Gold [a]	87,284	4,854
Crosshair Exploration & Mining [a,b]	1,948,000	409,080
Eldorado Gold [a]	415,000	2,597,900
Endeavour Silver [a,b]	681,900	1,431,990
Entree Gold [a,b]	1,586,700	2,142,045
First Majestic Silver [a]	1,131,200	2,742,303
Gammon Gold [a]	523,586	3,874,536
Great Basin Gold [a]	796,500	1,631,543
Greystar Resources [a]	617,000	829,044
Hecla Mining [a]	243,900	1,141,452
Horsehead Holding [a,b]	532,100	3,139,390
Linear Gold [a,b]	716,200	706,610
Lumina Copper [a,b]	1,425,000	1,472,869
Midway Gold [a,b]	1,176,800	1,216,331
Minco Silver [a]	1,282,400	1,144,731
Quaterra Resources [a]	844,000	1,427,483
Red Back Mining [a]	1,019,000	6,137,458
Rusoro Mining [a]	1,188,000	658,605
Silvercorp Metals	1,065,800	3,124,544
Uranium Resources [a,b]	1,712,500	2,894,125
US Gold [a,b]	1,309,204	1,728,149
US Silver [a]	3,752,400	652,285
Western Copper [a]	2,430,100	1,849,548

		59,101,352

Real Estate - 0.6%
Kennedy-Wilson [a]	124,900	4,871,100

Total		116,196,591

Technology – 16.0%
Aerospace and Defense - 1.7%
Aerovironment [a]	101,681	3,248,708
American Science & Engineering	100,800	6,020,784
Ducommun	219,200	5,234,496

		14,503,988

Components and Systems - 1.7%
Aladdin Knowledge Systems [a]	338,400	4,521,024
LaCie	489,869	2,432,734
SMART Modular Technologies (WWH) [a,b]	1,070,000	3,210,000
Super Micro Computer [a,b]	504,889	4,549,050

		14,712,808

Distribution - 0.6%
Diploma	1,916,910	5,225,472

Internet Software and Services - 0.2%
SupportSoft [a,b]	592,900	1,778,700

IT Services - 0.5%
Neurones	592,000	4,343,426

Semiconductors and Equipment - 5.9%
Advanced Energy Industries [a]	213,000	2,913,840
Cascade Microtech [a]	216,600	916,218
CEVA [a]	662,000	5,494,600
Eagle Test Systems [a]	417,777	6,396,166
GSI Technology [a,b]	786,800	2,808,876
Ikanos Communications [a]	461,700	914,166
Integrated Silicon Solution [a,b]	515,483	1,190,766
PDF Solutions [a,b]	1,045,300	5,435,560
Rubicon Technology [a,b]	230,130	1,661,538
Rudolph Technologies [a,b]	303,000	2,539,140
Semitool [a,b]	567,000	4,638,060
Supertex [a]	243,800	6,865,408
TTM Technologies [a]	874,800	8,678,016

		50,452,354

Software - 1.6%
Double-Take Software [a,b]	431,350	4,291,932
Fundtech [a,b]	218,400	3,027,024
Phoenix Technologies [a,b]	392,802	3,138,488
PLATO Learning [a,c]	1,310,000	3,720,400

		14,177,844

Telecommunications - 3.8%
Anaren [a,b,c]	781,400	7,931,210
Atlantic Tele-Network	279,400	7,823,200
Ceragon Networks [a,b]	634,100	4,685,999
Digi International [a]	449,600	4,585,920
KVH Industries [a]	303,100	2,785,489
Novatel Wireless [a]	824,000	4,993,440

		32,805,258

Total		137,999,850

Miscellaneous [e] – 4.7%
Total		40,369,910

TOTAL COMMON STOCKS
(Cost $856,143,018)		740,879,279

PREFERRED STOCK – 0.5%
Kennedy-Wilson Conv. [d,f]
(Cost $4,500,000)	4,500	4,178,571

REPURCHASE AGREEMENT – 14.1%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $121,795,677 (collateralized by obligations of various U.S. Government Agencies, valued at $124,842,681) (Cost $121,795,000)		121,795,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 5.1%
Money Market Funds State Street Navigator Securities Lending Prime Portfolio (7 day yield-2.7654%) (Cost $44,061,101)		44,061,101

TOTAL INVESTMENTS – 105.7%
(Cost $1,026,499,119)		910,913,951

LIABILITIES LESS CASH AND OTHER ASSETS – (5.7)%		(49,244,631)

NET ASSETS – 100.0%		$861,669,320

SCHEDULE OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 89.4%

Consumer Products – 11.4%
Apparel, Shoes and Accessories - 6.1%
Columbia Sportswear	771,600	$32,376,336
Fossil [a,b,c]	4,120,790	116,329,902
Polo Ralph Lauren	1,294,200	86,245,488
Timberland Company (The) Cl. A [a]	2,893,900	50,267,043

		285,218,769

Food/Beverage/Tobacco - 0.9%
Sanderson Farms [c]	1,191,800	43,786,732

Health, Beauty and Nutrition - 1.4%
Nu Skin Enterprises Cl. A [c]	4,086,500	66,283,030

Home Furnishing and Appliances - 0.9%
Ethan Allen Interiors	1,431,100	40,099,422

Sports and Recreation - 2.1%
Thor Industries [c]	3,959,904	98,284,817

Total		533,672,770

Consumer Services – 1.1%
Retail Stores - 1.1%
Charming Shoppes [a,b]	4,090,300	20,001,567
Dollar Tree [a,b]	929,200	33,785,712

Total		53,787,279

Financial Intermediaries – 7.9%
Insurance - 4.5%
Alleghany Corporation [a]	318,558	116,273,670
ProAssurance Corporation [a,b]	1,662,949	93,125,144

		209,398,814

Securities Brokers - 1.5%
Knight Capital Group Cl. A [a,b]	4,667,200	69,354,592

Securities Exchanges - 1.2%
TMX Group	2,034,000	55,424,947

Other Financial Intermediaries - 0.7%
KKR Financial Holdings	5,501,248	34,987,937

Total		369,166,290

Financial Services – 2.2%
Information and Processing - 1.3%
Interactive Data	2,469,100	62,270,702

Investment Management - 0.9%
Federated Investors Cl. B	1,459,500	42,106,575

Total		104,377,277

Health – 5.5%
Drugs and Biotech - 4.1%
Endo Pharmaceuticals Holdings [a]	3,178,150	63,563,000
Perrigo Company	3,367,900	129,529,434

		193,092,434

Medical Products and Devices - 1.4%
IDEXX Laboratories [a,b]	1,206,400	66,110,720

Total		259,203,154

Industrial Products – 19.6%
Automotive - 0.8%
Copart [a,b]	1,017,000	38,646,000

Building Systems and Components - 2.1%
Simpson Manufacturing [c]	3,543,800	96,001,542

Machinery - 7.1%
Lincoln Electric Holdings [c]	2,469,597	158,819,783
Wabtec Corporation	733,237	37,563,732
Woodward Governor [c]	3,841,024	135,472,916

		331,856,431

Metal Fabrication and Distribution - 5.8%
Kennametal	1,304,500	35,378,040
Reliance Steel & Aluminum	2,269,800	86,184,306
Schnitzer Steel Industries Cl. A [c]	1,715,600	67,320,144
Sims Group ADR	3,595,905	83,065,406

		271,947,896

Miscellaneous Manufacturing - 0.5%
Matthews International Cl. A	501,600	25,451,184

Pumps, Valves and Bearings - 1.8%
Gardner Denver [a,b]	2,488,400	86,397,248

Specialty Chemicals and Materials - 1.5%
Westlake Chemical	3,274,500	68,862,735

Total		919,163,036

Industrial Services – 8.0%
Commercial Services - 5.6%
Corinthian Colleges [a]	4,251,265	63,768,975
Gartner [a]	4,418,400	100,209,312
Ritchie Bros. Auctioneers	3,850,800	89,954,688
Sotheby’s	414,000	8,304,840

		262,237,815

Industrial Distribution - 0.9%
Pool Corporation	1,811,400	42,259,962

Transportation and Logistics - 1.5%
Arkansas Best [c]	2,056,902	69,297,028

Total		373,794,805

Natural Resources – 14.5%
Energy Services - 7.9%
Ensign Energy Services	7,103,000	111,325,384
Pason Systems	3,244,300	39,934,536
Trican Well Service	5,752,000	86,475,922
Unit Corporation [a,c]	2,734,747	136,245,096

		373,980,938

Oil and Gas - 1.1%
Cimarex Energy	1,047,200	51,218,552

Precious Metals and Mining - 3.7%
Pan American Silver [a,c]	4,662,339	103,643,796
Silver Standard Resources [a,b,c]	4,177,399	69,052,405

		172,696,201

Real Estate - 1.8%
St. Joe Company (The) [a,b]	2,174,550	85,003,160

Total		682,898,851

Technology – 16.4%
Aerospace and Defense - 1.8%
Ceradyne [a,b,c]	2,268,200	83,152,212

Components and Systems - 4.4%
Benchmark Electronics [a,b]	2,240,000	31,539,200
Dionex Corporation [a,b,c]	1,227,700	78,020,335
MKS Instruments [a,c]	2,941,910	58,573,428
Zebra Technologies Cl. A [a,b]	1,385,400	38,583,390

		206,716,353

IT Services - 1.4%
Perot Systems Cl. A [a,b]	3,770,900	65,425,115

Semiconductors and Equipment - 3.5%
Cabot Microelectronics [a,b,c]	1,886,200	60,509,296
Cognex Corporation [c]	2,937,717	59,224,375
Varian Semiconductor Equipment
Associates [a,b]	1,724,851	43,328,257

		163,061,928

Software - 2.2%
Fair Isaac	1,535,100	35,384,055
National Instruments	2,300,701	69,136,065

		104,520,120

Telecommunications - 3.1%
ADTRAN	2,773,929	54,063,876
Foundry Networks [a,b]	5,016,200	91,345,002

		145,408,878

Total		768,284,606

Miscellaneous [e] – 2.8%
Total		133,222,468

TOTAL COMMON STOCKS
(Cost $3,429,602,195)		4,197,570,536

REPURCHASE AGREEMENT – 11.0%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $518,300,879 (collateralized by obligations of various U.S. Government Agencies, valued at $531,265,488) (Cost $518,298,000)		518,298,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 5.2%
Money Market Funds State Street Navigator Securities Lending Prime Portfolio (7 day yield-2.7654%) (Cost $242,699,268)		242,699,268

TOTAL INVESTMENTS – 105.6%
(Cost $4,190,599,463)		4,958,567,804

LIABILITIES LESS CASH AND OTHER ASSETS – (5.6)%		(262,296,279)

NET ASSETS – 100.0%		$4,696,271,525

SCHEDULE OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 90.0%

Consumer Products – 8.3%
Apparel, Shoes and Accessories - 2.7%
Fossil [a,b]	1,782,550	$50,321,386
K-Swiss Cl. A	902,000	15,694,800
Timberland Company (The) Cl. A [a,b]	1,730,100	30,051,837

		96,068,023

Health, Beauty and Nutrition - 2.3%
Nu Skin Enterprises Cl. A [c]	3,621,200	58,735,864
NutriSystem [b]	1,256,790	22,270,319

		81,006,183

Home Furnishing and Appliances - 1.3%
Helen of Troy [a]	1,018,796	23,197,985
La-Z-Boy	1,200,900	11,192,388
Natuzzi ADR [a,c]	3,015,400	9,739,742
Select Comfort [a]	1,198,400	1,977,360

		46,107,475

Sports and Recreation - 2.0%
Callaway Golf	2,498,800	35,158,116
Monaco Coach [b,c]	2,486,450	4,848,578
RC2 Corporation [a,b]	500,062	10,001,240
Winnebago Industries [c]	1,517,200	19,602,224

		69,610,158

Total		292,791,839

Consumer Services – 4.7%
Online Commerce - 0.1%
CryptoLogic [c]	735,975	4,033,143

Retail Stores - 4.6%
AnnTaylor Stores [a,b]	519,700	10,726,608
Buckle (The)	518,650	28,805,821
Cato Corporation (The) Cl. A	797,350	13,993,492
Charming Shoppes [a,b]	5,492,715	26,859,376
Hibbett Sports [a,b]	260,137	5,207,943
Lewis Group	1,543,747	7,562,797
Men’s Wearhouse (The)	1,447,200	30,738,528
Pacific Sunwear of California [a,b]	1,366,800	9,198,564
Tuesday Morning [a]	1,291,300	5,333,069
Williams-Sonoma	1,440,405	23,305,753

		161,731,951

Total		165,765,094

Financial Intermediaries – 8.3%
Banking - 0.0%
Bancorp (The) [a]	245,870	1,229,350

Insurance - 3.9%
American International Group [b]	3,422,000	11,395,260
Argo Group International Holdings [a]	521,897	19,231,905
Aspen Insurance Holdings	803,000	22,082,500
CNA Surety [a]	524,800	8,764,160
Greenlight Capital Re Cl. A [a,b]	573,812	13,191,938
Navigators Group [a]	150,200	8,711,600
NYMAGIC [c]	510,216	12,882,954
Validus Holdings	1,803,293	41,926,562

		138,186,879

Securities Brokers - 3.3%
Ichiyoshi Securities	1,206,600	12,631,215
Jefferies Group [b]	748,200	16,759,680
Knight Capital Group Cl. A [a,b]	4,212,000	62,590,320
Mito Securities	3,793,000	10,179,869
Thomas Weisel Partners Group [a]	1,134,500	9,563,835
TradeStation Group [a,b]	393,600	3,680,160

		115,405,079

Securities Exchanges - 0.4%
MarketAxess Holdings [a,b]	1,437,500	11,600,625
TMX Group	107,000	2,915,668

		14,516,293

Other Financial Intermediaries - 0.7%
KKR Financial Holdings	3,535,712	22,487,128

Total		291,824,729

Financial Services – 0.7%
Investment Management - 0.7%
Brait	3,862,000	8,441,562
CapMan Cl. B	2,918,978	7,636,219
U.S. Global Investors Cl. A	669,400	6,727,470

Total		22,805,251

Health – 6.2%
Drugs and Biotech - 3.4%
Affymetrix [a,b]	333,700	2,582,838
Alpharma Cl. A [a]	173,900	6,415,171
Cell Genesys [a,b]	746,042	440,165
Cypress Bioscience [a,b]	993,949	7,305,525
Dendreon Corporation [a]	270,764	1,546,062
Endo Pharmaceuticals Holdings [a,b]	2,299,200	45,984,000
Exelixis [a,b]	694,300	4,221,344
Infinity Pharmaceuticals [a]	583,500	4,522,125
K-V Pharmaceutical Cl. A [a,b]	91,300	2,073,423
Lexicon Pharmaceuticals [a]	5,027,300	8,948,594
Maxygen [a]	840,200	3,554,046
ViroPharma [a]	1,688,100	22,147,872
VIVUS [a]	1,449,150	11,506,251

		121,247,416

Health Services - 1.7%
Cross Country Healthcare [a,b,c]	2,178,100	35,481,249
eResearch Technology [a]	1,311,250	15,616,987
LCA-Vision [b]	825,000	3,828,000
MedQuist	750,200	3,593,458

		58,519,694

Medical Products and Devices - 1.1%
Bruker Corporation [a]	976,979	13,023,130
Caliper Life Sciences [a,c]	2,431,229	6,807,441
CONMED Corporation [a,b]	205,500	6,576,000
Medical Action Industries [a,b]	444,250	5,833,003
Shamir Optical Industry	357,300	2,215,260
Thoratec Corporation [a]	56,587	1,485,409
Vital Images [a,b]	169,258	2,538,870

		38,479,113

Total		218,246,223

Industrial Products – 7.0%
Automotive - 1.2%
Copart [a,b]	110,143	4,185,434
Gentex Corporation	1,172,732	16,770,068
Landi Renzo	4,118,000	22,323,190
Spartan Motors	210,000	667,800

		43,946,492

Building Systems and Components - 0.3%
AAON	521,250	9,481,538

Industrial Components - 0.4%
Powell Industries [a]	346,409	14,136,951

Machinery - 0.9%
Lincoln Electric Holdings	487,800	31,370,418

Metal Fabrication and Distribution - 3.3%
Castle (A.M.) & Co. [c]	1,995,767	34,486,854
Olympic Steel	510,800	15,063,492
Schnitzer Steel Industries Cl. A	539,800	21,181,752
Sims Group ADR	1,971,740	45,547,194

		116,279,292

Miscellaneous Manufacturing - 0.3%
Steelcase Cl. A	1,091,300	11,731,475

Specialty Chemicals and Materials - 0.6%
Schulman (A.)	621,190	12,287,138
Symyx Technologies [a,b]	748,123	7,413,899

		19,701,037

Total		246,647,203

Industrial Services – 10.8%
Advertising and Publishing - 0.6%
Journal Communications Cl. A	2,203,100	10,751,128
ValueClick [a,b]	1,052,500	10,767,075

		21,518,203

Commercial Services - 6.7%
CBIZ [a]	947,600	8,007,220
Corinthian Colleges [a]	2,225,655	33,384,825
Exponent [a]	283,259	9,373,040
Forrester Research [a]	443,400	13,000,488
Kforce [a,b]	1,749,800	17,865,458
Korn/Ferry International [a,c]	2,748,663	48,981,175
LECG Corporation [a,b]	615,000	4,963,050
ManTech International Cl. A [a]	291,200	17,265,248
MAXIMUS	315,500	11,623,020
MPS Group [a,b]	494,700	4,986,576
TrueBlue [a,c]	2,919,100	47,172,656
Universal Technical Institute [a]	1,187,800	20,263,868

		236,886,624

Engineering and Construction - 0.5%
Dycom Industries [a,b]	928,400	12,087,768
Palm Harbor Homes [a]	514,881	5,102,471

		17,190,239

Food, Tobacco and Agriculture - 0.1%
Omega Protein [a]	196,000	2,304,960

Industrial Distribution - 0.6%
Houston Wire & Cable [c]	1,291,200	22,169,904

Printing - 0.6%
Ennis	1,254,600	19,396,116

Transportation and Logistics - 1.7%
Heartland Express	1,496,666	23,228,256
Universal Truckload Services [a]	389,961	9,499,450
Werner Enterprises	1,285,000	27,897,350

		60,625,056

Total		380,091,102

Natural Resources – 22.2%
Energy Services - 9.6%
Calfrac Well Services	1,494,300	27,814,971
Ensign Energy Services	3,314,100	51,941,920
Global Industries [a,b]	1,736,950	12,054,433
Grey Wolf [a]	1,093,750	8,509,375
ION Geophysical [a,b]	523,700	7,431,303
Oil States International [a,b]	336,200	11,884,670
Pason Systems	2,261,200	27,833,423
RPC	1,564,975	22,003,548
Tesco Corporation [a,b,c]	2,600,105	54,446,199
TETRA Technologies [a]	85,400	1,182,790
Total Energy Services Trust [c]	1,966,700	11,679,158
Trican Well Service	3,618,700	54,403,758
Unit Corporation [a]	913,400	45,505,588

		336,691,136

Oil and Gas - 0.3%
St. Mary Land & Exploration	328,000	11,693,200

Precious Metals and Mining - 12.3%
Agnico-Eagle Mines	810,000	44,606,700
Alamos Gold [a,c]	5,758,400	35,169,932
Allied Nevada Gold [a,b]	2,428,850	13,893,022
AMCOL International	93,300	2,916,558
Aquiline Resources [a,b]	2,558,000	10,022,889
Denison Mines [a,b]	3,096,300	9,196,011
Fronteer Development Group [a,b,c]	5,542,700	15,852,122
Gammon Gold [a,b,c]	7,154,600	52,944,040
Hecla Mining [a,b,c]	7,338,000	34,341,840
Ivanhoe Mines [a,b]	4,963,800	30,080,628
Northam Platinum	1,714,400	9,396,448
NovaGold Resources [a,b]	1,873,500	12,196,485
Pan American Silver [a,b]	2,223,377	49,425,671
Randgold Resources ADR	300,000	12,309,000
Red Back Mining [a]	4,948,300	29,803,714
Silver Standard Resources [a,b]	2,079,800	34,379,094
Silvercorp Metals [c]	8,138,200	23,858,289
Thompson Creek Metals [a,b]	1,103,000	10,489,530

		430,881,973

Total		779,266,309

Technology – 19.1%
Aerospace and Defense - 0.9%
HEICO Corporation Cl. A	916,100	25,705,766
Integral Systems [a]	354,294	7,358,686

		33,064,452

Components and Systems - 1.9%
Brocade Communications Systems [a,b]	1,423,000	8,281,860
Methode Electronics	1,226,000	10,960,440
MKS Instruments [a,b]	1,544,100	30,743,031
Technitrol	1,085,700	16,057,503

		66,042,834

Internet Software and Services - 0.9%
iPass [a,b,c]	3,526,917	7,618,141
RADVision [a,b]	339,100	2,037,991
RealNetworks [a]	3,378,200	17,161,256
United Online	650,000	6,116,500

		32,933,888

IT Services - 2.2%
Perot Systems Cl. A [a]	3,783,600	65,645,460
SRA International Cl. A [a]	500,000	11,315,000

		76,960,460

Semiconductors and Equipment - 6.6%
Advanced Energy Industries [a,b]	664,100	9,084,888
Brooks Automation [a,b]	2,330,982	19,487,010
CEVA [a,c]	1,281,400	10,635,620
Cirrus Logic [a]	1,628,400	8,874,780
Cognex Corporation	427,738	8,623,198
Electro Scientific Industries [a,b]	125,100	1,778,922
Entegris [a,b]	2,165,300	10,480,052
Exar Corporation [a]	611,700	4,685,622
Fairchild Semiconductor International [a,b]	3,525,800	31,344,362
GSI Group [a,b]	1,759,200	6,209,976
IPG Photonics [a,b]	418,900	8,172,739
NetList [a,b,c]	1,620,100	1,733,507
Novellus Systems [a,b]	550,000	10,802,000
OmniVision Technologies [a]	1,667,700	19,028,457
Photronics [a,b]	700,000	1,316,000
Semitool [a]	1,148,333	9,393,364
Sigma Designs [a,c]	1,519,796	21,611,499
Silicon Motion Technology ADR [a,b]	745,000	3,486,600
STEC [a,b]	709,400	5,462,380
Tessera Technologies [a,b]	246,702	4,031,111
Trident Microsystems [a,b]	1,950,143	4,680,343
TTM Technologies [a,b,c]	2,350,035	23,312,347
Verigy [a,b]	594,000	9,670,320

		233,905,097

Software - 1.8%
Avid Technology [a,b]	428,515	10,310,071
DivX [a,b,c]	2,187,507	14,153,170
Epicor Software [a]	457,500	3,609,675
MSC.Software [a,b]	1,941,900	20,778,330
Sonic Solutions [a]	269,700	1,186,680
SPSS [a,b]	110,272	3,237,586
THQ [a,b]	462,500	5,568,500
Ulticom [a,b]	435,100	2,871,660

		61,715,672

Telecommunications - 4.8%
ADTRAN	1,536,200	29,940,538
Arris Group [a,b]	2,159,200	16,690,616
Finisar Corporation [a,b]	209,096	211,187
Foundry Networks [a]	2,855,650	52,001,387
Harmonic [a,b]	850,000	7,182,500
KVH Industries [a,c]	1,150,200	10,570,338
NETGEAR [a,b]	1,492,800	22,392,000
Novatel Wireless [a,c]	1,816,800	11,009,808
PC-Tel [c]	1,295,592	12,074,917
Premiere Global Services [a]	29,300	411,958
ViaSat [a,b]	238,300	5,619,114

		168,104,363

Total		672,726,766

Miscellaneous [e] – 2.7%
Total		95,508,795

TOTAL COMMON STOCKS
(Cost $3,240,211,603)		3,165,673,311

REPURCHASE AGREEMENT – 10.3%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $362,899,016 (collateralized by obligations of various U.S. Government Agencies, valued at $371,971,763)
(Cost $362,897,000)		362,897,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 7.8%
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-2.7654%)
(Cost $271,740,850)		271,740,850

TOTAL INVESTMENTS – 108.1%
(Cost $3,874,849,453)		3,800,311,161

LIABILITIES LESS CASH AND OTHER ASSETS – (8.1)%		(283,761,177)

NET ASSETS – 100.0%		$3,516,549,984

SCHEDULE OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.7%

Consumer Products – 6.5%
Apparel, Shoes and Accessories - 2.0%
Cherokee	25,700	$564,886
Columbia Sportswear	581,921	24,417,405
Jones Apparel Group	483,500	8,949,585
K-Swiss Cl. A	162,675	2,830,545
Liz Claiborne	29,690	487,807
Polo Ralph Lauren	325,600	21,697,984
Timberland Company (The) Cl. A [a]	17,935	311,531
Weyco Group	100,292	3,356,773
Wolverine World Wide	1,221,927	32,332,188

		94,948,704

Food/Beverage/Tobacco - 1.5%
Flowers Foods	450,000	13,212,000
Hershey Creamery	173	276,800
J & J Snack Foods	365,422	12,391,460
J.M. Smucker Company (The)	324,000	16,423,560
Lancaster Colony	398,000	14,988,680
Mannatech	316,298	1,265,192
Tootsie Roll Industries	431,153	12,464,633

		71,022,325

Health, Beauty and Nutrition - 0.6%
Inter Parfums	1,113,983	15,105,610
Nu Skin Enterprises Cl. A	893,600	14,494,192

		29,599,802

Home Furnishing and Appliances - 1.2%
Ethan Allen Interiors	620,408	17,383,832
Furniture Brands International	566,800	5,962,736
Hooker Furniture	20,660	366,715
Kimball International Cl. B	724,600	7,825,680
La-Z-Boy [b]	1,707,300	15,912,036
National Presto Industries	110,504	8,232,548
Stanley Furniture	8,893	81,193

		55,764,740

Household Products/Wares - 0.0%
American Greetings Cl. A	40,000	611,600
Blyth	95,123	1,078,695

		1,690,295

Sports and Recreation - 1.2%
Arctic Cat	169,718	1,552,920
Callaway Golf	985,900	13,871,613
Hasbro	115,720	4,017,798
Thor Industries	1,156,522	28,704,876
Winnebago Industries	942,000	12,170,640

		60,317,847

Total		313,343,713

Consumer Services – 6.1%
Leisure and Entertainment - 1.2%
Ambassadors Group	44,752	712,004
Cinemark Holdings	380,000	5,168,000
International Speedway Cl. A	772,847	30,071,477
Regal Entertainment Group Cl. A	396,300	6,253,614
Speedway Motorsports	173,689	3,383,462
World Wrestling Entertainment Cl. A	1,011,700	15,640,882

		61,229,439

Media and Broadcasting - 0.0%
Westwood One [a]	144,400	79,420

Online Commerce - 0.2%
Systemax	658,958	9,264,949

Restaurants and Lodgings - 0.4%
Bob Evans Farms	607,900	16,589,591
Brinker International	21,250	380,162
DineEquity	121,030	2,040,566

		19,010,319

Retail Stores - 4.3%
Abercrombie & Fitch Cl. A	393,700	15,531,465
American Eagle Outfitters	1,950,328	29,742,502
Books-A-Million	27	135
Brown Shoe	49,500	810,810
Buckle (The)	371,207	20,616,837
Cato Corporation (The) Cl. A	1,165,036	20,446,382
Christopher & Banks	80,857	620,173
Dress Barn (The) [a]	1,566,185	23,946,969
Family Dollar Stores	675,908	16,019,020
Finish Line (The) Cl. A	126,800	1,266,732
Foot Locker	103,900	1,679,024
Men’s Wearhouse (The)	942,075	20,009,673
Pep Boys-Manny, Moe & Jack (The)	742,500	4,588,650
RadioShack Corporation	146,155	2,525,558
Ross Stores	267,414	9,843,509
Tiffany & Co.	727,300	25,833,696
Tuesday Morning [a]	21,303	87,981
Village Super Market Cl. A	5,977	284,924
Williams-Sonoma	845,305	13,677,035

		207,531,075

Total		297,115,202

Financial Intermediaries – 20.2%
Banking - 5.0%
Anchor BanCorp Wisconsin	266,200	1,956,570
Arrow Financial	342,658	10,077,572
Banco Latinoamericano de Exportaciones Cl. E	166,595	2,402,300
Bancorp Rhode Island [c]	260,600	7,492,250
Bank of Hawaii	191,700	10,246,365
Bank of N.T. Butterfield & Son	486,746	6,084,325
BOK Financial	601,382	29,112,903
Boston Private Financial Holdings	802,000	7,009,480
Canadian Western Bank	783,200	14,659,473
Central Pacific Financial	20,000	336,200
Centrue Financial	173,755	2,425,620
Credicorp	262,000	16,309,500
First Citizens BancShares Cl. A	15,800	2,828,200
First Financial Bancorp	150,000	2,190,000
First National Bank Alaska	3,110	5,566,900
HopFed Bancorp	134,000	1,506,160
Kearny Financial	505,100	6,182,424
NewAlliance Bancshares	435,000	6,538,050
Park National	143,370	11,182,860
Peapack-Gladstone Financial	387,491	12,980,948
Provident Financial Services	146,000	2,410,460
Provident New York Bancorp	50,000	661,000
Sterling Bancorp	407,662	5,894,792
Sun Bancorp [a,b]	270,884	3,670,478
Susquehanna Bancshares	543,500	10,609,120
Tompkins Financial	40,858	2,063,329
Trustmark Corporation	410,700	8,517,918
Whitney Holding	917,000	22,237,250
Wilmington Trust	1,075,100	30,995,133

		244,147,580

Insurance - 11.7%
Alleghany Corporation [a]	99,798	36,426,270
American Financial Group	389,061	11,477,299
American National Insurance	145,093	12,525,879
Aspen Insurance Holdings	1,348,379	37,080,423
Assured Guaranty	233,000	3,788,580
Axis Capital Holdings	9,700	307,587
Baldwin & Lyons Cl. B	96,476	2,312,530
Donegal Group Cl. A	655,900	11,891,467
E-L Financial	53,588	24,672,887
EMC Insurance Group	561,829	16,562,719
Endurance Specialty Holdings	238,950	7,388,334
Erie Indemnity Cl. A	572,000	24,178,440
Fidelity National Financial Cl. A	1,394,700	20,502,090
First American	217,400	6,413,300
Harleysville Group	108,234	4,091,245
HCC Insurance Holdings	300	8,100
Horace Mann Educators	43,874	564,658
Infinity Property & Casualty	301,238	12,411,006
IPC Holdings	272,600	8,235,246
Leucadia National	744,800	33,843,712
Markel Corporation [a,b]	67,900	23,866,850
Max Capital Group	857,700	19,924,371
Montpelier Re Holdings	1,079,900	17,829,149
Odyssey Re Holdings	103,694	4,541,797
Old Republic International	977,000	12,456,750
OneBeacon Insurance Group	721,820	15,266,493
PartnerRe	481,441	32,781,318
Platinum Underwriters Holdings	397,801	14,113,979
Reinsurance Group of America Cl. A	6,218	335,772
Reinsurance Group of America Cl. B [b]	414,000	19,631,880
RenaissanceRe Holdings	161,100	8,377,200
RLI	173,510	10,773,236
Safety Insurance Group	852	32,316
State Auto Financial	768,196	22,331,458
Transatlantic Holdings	287,850	15,644,647
United Fire & Casualty	460,710	13,171,699
Validus Holdings	656,600	15,265,950
Wesco Financial	30,684	10,954,188
White Mountains Insurance Group	15,760	7,403,260
Zenith National Insurance	654,840	23,993,338

		563,377,423

Real Estate Investment Trusts - 2.3%
Annaly Capital Management	1,073,900	14,443,955
Capital Trust Cl. A	506,800	7,855,400
Cousins Properties	223,500	5,638,905
DCT Industrial Trust	836,100	6,262,389
Essex Property Trust	83,000	9,821,390
Hospitality Properties Trust	325,000	6,669,000
Macquarie MEAG Prime REIT	200,000	115,282
MFA Mortgage Investments	986,200	6,410,300
National Retail Properties	650,000	15,567,500
PS Business Parks	168,500	9,705,600
Rayonier	588,200	27,851,270
Suntec Real Estate Investment Trust	400,000	325,806

		110,666,797

Securities Brokers - 0.3%
Raymond James Financial	501,525	16,540,295

Securities Exchanges - 0.6%
London Stock Exchange Group	465,942	7,235,766
TMX Group	768,300	20,935,588

		28,171,354

Other Financial Intermediaries - 0.3%
KKR Financial Holdings	1,932,661	12,291,724

Total		975,195,173

Financial Services – 8.4%
Diversified Financial Services - 0.1%
Advanta Corporation Cl. B	151,576	1,247,471
Centerline Holding Company	200,000	398,000
First Marblehead [a,b]	46,419	115,583

		1,761,054

Information and Processing - 1.0%
Global Payments	12,286	551,150
Interactive Data	612,900	15,457,338
SEI Investments	1,501,733	33,338,473

		49,346,961

Insurance Brokers - 1.6%
Brown & Brown	1,539,100	33,275,342
Gallagher (Arthur J.) & Co.	978,200	25,100,612
Hilb Rogal & Hobbs	378,350	17,684,079

		76,060,033

Investment Management - 5.2%
A.F.P. Provida ADR	332,000	8,163,880
AGF Management Cl. B	815,600	13,143,096
AllianceBernstein Holding L.P.	1,691,500	62,602,415
Apollo Investment	1,311,400	22,359,370
CI Financial	1,263,500	21,369,979
Cohen & Steers	385,630	10,924,898
Federated Investors Cl. B	908,500	26,210,225
GAMCO Investors Cl. A	278,300	16,503,190
IGM Financial	363,700	13,126,349
Janus Capital Group	507,400	12,319,672
JZ Capital Partners	50,000	95,499
Onex Corporation	339,000	8,750,134
T. Rowe Price Group	687,700	36,936,367

		252,505,074

Specialty Finance - 0.5%
Credit Acceptance [a]	254,005	4,318,085
GATX Corporation	259,000	10,248,630
Portfolio Recovery Associates [a]	37,580	1,827,515
Student Loan	91,900	8,546,700

		24,940,930

Total		404,614,052

Health – 4.9%
Commercial Services - 1.2%
Chemed Corporation	465,756	19,123,942
Owens & Minor	751,300	36,438,050

		55,561,992

Drugs and Biotech - 0.2%
Alpharma Cl. A [a,b]	5,309	195,849
Biovail Corporation	354,262	3,461,140
Medicis Pharmaceutical Cl. A	15,910	237,218
Mylan [a,b]	162,800	1,859,176
Perrigo Company	22,300	857,658

		6,611,041

Health Services - 0.4%
BML	60,000	1,033,963
Computer Programs and Systems	68,950	1,996,102
Healthcare Services Group	73,718	1,348,302
LCA-Vision [b,c]	1,078,425	5,003,892
Omnicare	135,876	3,909,153
Universal Health Services Cl. B	124,542	6,978,088

		20,269,500

Medical Products and Devices - 2.9%
Applera Corporation-Applied Biosystems Group	567,400	19,433,450
Datascope	432,367	22,323,108
Hill-Rom Holdings	480,204	14,554,983
IDEXX Laboratories [a,b]	379,600	20,802,080
Invacare Corporation	713,600	17,226,304
Mentor Corporation	573,019	13,672,233
STERIS Corporation	727,000	27,320,660
Vital Signs	77,202	5,705,228
Young Innovations	15,230	307,342

		141,345,388

Personal Care - 0.2%
Alberto-Culver Company	404,600	11,021,304

Total		234,809,225

Industrial Products – 17.7%
Automotive - 0.2%
Gentex Corporation	595,000	8,508,500
Spartan Motors	2,803	8,913
Superior Industries International	76,000	1,456,160

		9,973,573

Building Systems and Components - 1.0%
Bunka Shutter	85,000	268,016
Lennox International	22,722	755,961
LSI Industries [c]	1,159,992	9,593,134
McGrath RentCorp	291,300	8,395,266
Preformed Line Products	204,410	11,925,279
Simpson Manufacturing	642,798	17,413,398

		48,351,054

Construction Materials - 0.4%
Ameron International	157,300	11,270,545
Ash Grove Cement	39,610	9,308,350
Louisiana-Pacific Corporation [b]	78,000	725,400

		21,304,295

Industrial Components - 2.2%
AMETEK	271,050	11,050,708
Bel Fuse Cl. A	83,200	2,288,000
Bel Fuse Cl. B	198,333	5,646,541
Chase Corporation [c]	753,974	9,424,675
CLARCOR	668,500	25,369,575
Deswell Industries	719,071	2,487,986
Donaldson Company	389,500	16,323,945
Hubbell Cl. B	200,000	7,010,000
Mueller Water Products Cl. A	3,500	31,430
PerkinElmer	585,500	14,619,935
Watts Water Technologies Cl. A	484,200	13,242,870

		107,495,665

Machinery - 4.9%
Ampco-Pittsburgh	248,070	6,425,013
Briggs & Stratton	385,640	6,239,655
Cascade Corporation	124,879	5,470,949
Franklin Electric	364,300	16,229,565
FreightCar America	38,028	1,113,079
Gorman-Rupp Company	461,307	17,400,500
Lincoln Electric Holdings	549,300	35,325,483
Lindsay Corporation	194,900	14,178,975
Manitowoc Company	13,100	203,705
Mueller (Paul) Company [c]	116,700	5,368,200
Nordson Corporation	329,200	16,167,012
Regal-Beloit	129,734	5,516,290
Roper Industries	214,500	12,217,920
Starrett (L.S.) Company (The) Cl. A [c]	529,400	9,756,842
Sun Hydraulics	674,265	17,557,861
Tennant Company	537,600	18,418,176
Toro Company (The)	369,193	15,247,671
Twin Disc	31,527	433,811
Woodward Governor	1,005,573	35,466,560

		238,737,267

Metal Fabrication and Distribution - 2.3%
Carpenter Technology	922,188	23,654,122
Castle (A.M.) & Co.	200,328	3,461,668
Commercial Metals	163,703	2,764,944
Encore Wire	61,800	1,119,198
Gerdau Ameristeel	6,451	63,478
Gibraltar Industries	301,684	5,644,507
Insteel Industries	98,552	1,339,322
Kennametal	59,332	1,609,084
Mueller Industries	523,392	12,043,250
Olympic Steel	61,917	1,825,932
Reliance Steel & Aluminum	782,817	29,723,561
Schnitzer Steel Industries Cl. A	303,300	11,901,492
Steel Dynamics	168,052	2,872,009
Trinity Industries	603,352	15,524,247

		113,546,814

Miscellaneous Manufacturing - 2.2%
Acuity Brands	103,883	4,338,154
American Railcar Industries	78,546	1,259,878
Brady Corporation Cl. A	591,000	20,850,480
Carlisle Companies	4,300	128,871
Crane Company	288,000	8,556,480
HNI Corporation	491,384	12,451,671
Matthews International Cl. A	367,300	18,636,802
Raven Industries	156,201	6,146,509
Smith (A.O.) Corporation	333,629	13,074,920
Teleflex	309,800	19,669,202

		105,112,967

Paper and Packaging - 1.3%
Albany International Cl. A	342,500	9,360,525
AptarGroup	433,700	16,962,007
Bemis Company	486,433	12,749,409
Greif Cl. A	187,900	12,329,998
Sonoco Products	359,778	10,678,211

		62,080,150

Pumps, Valves and Bearings - 0.7%
IDEX Corporation	378,600	11,744,172
Kaydon Corporation	458,450	20,657,757

		32,401,929

Specialty Chemicals and Materials - 2.5%
Agrium	5,200	291,616
Albemarle Corporation	366,000	11,287,440
Balchem Corporation	734,400	19,586,448
Cabot Corporation	911,700	28,973,826
Cytec Industries	20,100	782,091
H.B. Fuller Company	178,319	3,721,518
Innospec	215,012	2,593,045
International Flavors & Fragrances	175,000	6,905,500
Lubrizol Corporation (The)	297,900	12,851,406
Methanex Corporation	594,364	11,821,900
NewMarket Corporation	36,288	1,907,297
Park Electrochemical	169,323	4,104,389
Quaker Chemical	405,000	11,526,300
Snap-on	28,745	1,513,712
Spartech Corporation	7,246	71,735
Westlake Chemical	58,625	1,232,884

		119,171,107

Total		858,174,821

Industrial Services – 10.7%
Advertising and Publishing - 0.1%
Journal Communications Cl. A	782,450	3,818,356
McClatchy Company (The) Cl. A	119,000	523,600

		4,341,956

Commercial Services - 4.3%
ABM Industries	794,500	17,351,880
Barrett Business Services	498,600	6,471,828
Brink’s Company (The)	179,400	10,946,988
CDI Corporation	18,122	404,664
Heidrick & Struggles International [c]	834,761	25,168,044
IKON Office Solutions	10,800	183,708
Jackson Hewitt Tax Service	12,945	198,576
Kelly Services Cl. A	633,963	12,076,995
Landauer	384,200	27,950,550
Macquarie Infrastructure Company	254,100	3,356,661
Manpower	494,452	21,340,549
Resources Connection [a]	3,800	85,614
Ritchie Bros. Auctioneers	1,627,020	38,007,187
Rollins	555,750	10,548,135
UniFirst Corporation	11,210	483,039
Watson Wyatt Worldwide Cl. A	688,500	34,239,105

		208,813,523

Engineering and Construction - 0.5%
Comfort Systems USA	506,083	6,761,269
Granite Construction	220,340	7,892,579
M.D.C. Holdings	5,580	204,172
Ryland Group (The)	7,676	203,567
Skyline Corporation	223,100	5,896,533

		20,958,120

Food, Tobacco and Agriculture - 0.6%
Corn Products International	95,055	3,068,375
Farmer Bros.	542,300	13,487,001
Seaboard Corporation	9,476	11,911,332

		28,466,708

Industrial Distribution - 1.8%
Applied Industrial Technologies	1,319,228	35,526,810
Doshisha Company	60,000	799,894
Grainger (W.W.)	346,600	30,143,802
Lawson Products	7,069	195,458
Mine Safety Appliances	196,000	7,471,520
MSC Industrial Direct Cl. A	283,000	13,037,810
Watsco	22,075	1,109,931

		88,285,225

Printing - 0.6%
Bowne & Co.	131,365	1,517,266
Courier Corporation	442,417	9,007,610
CSS Industries	113,356	2,917,783
Ennis	1,104,397	17,073,978

		30,516,637

Transportation and Logistics - 2.8%
Alexander & Baldwin	494,700	21,781,641
Arkansas Best	669,984	22,571,761
C. H. Robinson Worldwide	256,000	13,045,760
Expeditors International of Washington	458,400	15,970,656
Heartland Express	251,591	3,904,692
Knight Transportation	60,000	1,018,200
Overseas Shipholding Group	8,000	466,480
Pacer International	538,549	8,869,902
SkyWest	337,806	5,398,140
Teekay Corporation	3,300	87,054
Tidewater	625,129	34,607,142
UTI Worldwide	492,600	8,384,052
Werner Enterprises	3,807	82,650

		136,188,130

Total		517,570,299

Natural Resources – 10.8%
Energy Services - 4.7%
CARBO Ceramics	333,906	17,232,889
Energy Transfer Equity L.P.	530,600	11,540,550
Ensign Energy Services	1,156,500	18,125,835
Exterran Partners L.P.	439,900	6,655,687
Helmerich & Payne	816,886	35,281,306
Lufkin Industries	82,907	6,578,670
National Fuel Gas	100,528	4,240,271
Nicor	410,192	18,192,015
NuStar GP Holdings	369,200	6,461,000
Patterson-UTI Energy	1,609,581	32,223,812
Precision Drilling Trust	881,450	14,605,627
Rowan Companies	795,605	24,305,733
RPC	372,578	5,238,447
SEACOR Holdings [a]	288,600	22,784,970
Trican Well Service [b]	325,300	4,890,580

		228,357,392

Oil and Gas - 4.2%
Berry Petroleum Cl. A	208,000	8,055,840
Cimarex Energy	749,333	36,649,877
Crosstex Energy	360,200	8,994,194
Delek US Holdings	80,504	746,272
Energen Corporation	216,581	9,806,788
EnergySouth	143,605	8,821,655
Enterprise GP Holdings L.P.	285,900	6,727,227
Frontier Oil	1,215,418	22,388,000
Hiland Holdings GP L.P.	384,400	7,914,796
Holly Corporation	134,373	3,886,067
Hugoton Royalty Trust	200,600	5,384,104
Magellan Midstream Holdings L.P.	738,500	12,687,430
Penn Virginia	648,660	34,664,390
Penn Virginia GP Holdings L.P.	228,000	4,762,920
Plains All American Pipeline L.P.	281,530	11,154,219
St. Mary Land & Exploration	44,442	1,584,357
Stone Energy [a,b]	180,450	7,638,448
Sunoco Logistics Partners L.P.	181,000	8,009,250
W&T Offshore	77,700	2,120,433

		201,996,267

Precious Metals and Mining - 1.1%
Agnico-Eagle Mines	322,700	17,771,089
Alliance Holdings GP L.P.	468,500	9,384,055
Alliance Resource Partners L.P.	241,000	7,596,320
Gold Fields ADR	434,700	4,168,773
IAMGOLD Corporation	455,000	2,557,100
Lihir Gold ADR [a]	109,000	2,278,100
Natural Resource Partners L.P.	308,200	7,806,706
NovaGold Resources [a,b]	10,000	65,100

		51,627,243

Real Estate - 0.8%
AMREP Corporation [a]	23,992	1,017,501
Deltic Timber	172,000	10,946,080
St. Joe Company (The) [a,b]	276,300	10,800,567
W.P. Carey & Co.	664,508	17,343,659

		40,107,807

Total		522,088,709

Technology – 4.1%
Aerospace and Defense - 0.3%
American Science & Engineering	4,500	268,785
Cubic Corporation	29,201	718,053
HEICO Corporation	190,400	6,248,928
HEICO Corporation Cl. A	200,159	5,616,461

		12,852,227

Components and Systems - 1.9%
Analogic Corporation	141,400	7,036,064
AVX Corporation	1,144,546	11,662,924
Belden	2,500	79,475
Imation Corporation	284,500	6,426,855
Methode Electronics	1,282,681	11,467,168
MTS Systems	628,378	26,454,714
Nam Tai Electronics	2,137,477	17,463,187
OPTEX Company	30,000	278,055
Palm [a]	9,500	56,715
Sato Corporation	30,000	397,789
Technitrol	922,000	13,636,380

		94,959,326

Internet Software and Services - 0.7%
United Online [c]	3,479,849	32,745,379

IT Services - 0.4%
Black Box	570,008	19,682,376
Total System Services	40,900	670,760

		20,353,136

Semiconductors and Equipment - 0.2%
Cognex Corporation	418,300	8,432,928
Melco Holdings	32,000	589,405
Micrel	25,835	234,323

		9,256,656

Software - 0.1%
Fair Isaac	196,600	4,531,630

Telecommunications - 0.5%
ADTRAN	210,100	4,094,849
Atlantic Tele-Network	519,032	14,532,896
USA Mobility	562,502	6,187,522

		24,815,267

Total		199,513,621

Utilities – 2.3%
ALLETE	384,867	17,126,582
Aqua America	819,766	14,575,439
CH Energy Group	224,300	9,772,751
ITC Holdings	200,000	10,354,000
Otter Tail	120,000	3,687,600
Piedmont Natural Gas	585,800	18,722,168
PNM Resources	638,900	6,542,336
Sierra Pacific Resources	90,000	862,200
SJW	400,400	11,999,988
SureWest Communications [b]	271,400	2,768,280
UGI Corporation	678,124	17,482,037

Total		113,893,381

Miscellaneous [e] – 3.0%
Total		143,801,796

TOTAL COMMON STOCKS
(Cost $4,093,855,964)		4,580,119,992

PREFERRED STOCKS – 0.5%
Edge Petroleum 5.75% Ser. A Conv.	142,415	2,559,197
Fleetwood Capital Trust 6.00% Conv.	70,000	700,000
MF Global 9.75% Conv. [g]	50,000	3,361,500
Reinsurance Group of America 5.75% Conv.	94,000	5,593,000
Vornado Realty Trust Ser. F 6.75%	200,000	3,306,000
Vornado Realty Trust Ser. G 6.625%	400,000	6,600,000

TOTAL PREFERRED STOCKS
(Cost $31,929,412)		22,119,697

	PRINCIPAL
	AMOUNT
CORPORATE BONDS – 0.6%
Charming Shoppes 1.125%
Conv. Senior Note due 5/1/14	$20,000,000	11,975,000
Encore Capital Group 3.375%
Conv. Senior Note due 9/19/10	1,000,000	803,750
Leucadia National 3.75%
Conv. Senior Note due 4/15/14	3,000,000	6,228,750
Level 3 Communications 6.00%
Conv. Sub. Deb. due 9/15/09	5,000,000	4,700,000
MF Global 9.00%
Conv. Senior Note due 6/15/38 [g]	5,000,000	4,081,000
Mueller Industries 6.00%
Sub. Deb. due 11/1/14 [b]	1,088,000	979,200

TOTAL CORPORATE BONDS
(Cost $26,657,952)		28,767,700

REPURCHASE AGREEMENT – 4.8%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $230,506,281 (collateralized by obligations of various U.S. Government Agencies, valued at $236,269,000)
(Cost $230,505,000)		230,505,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.8%
Money Market Funds
State Street Navigator Securities
Lending Prime Portfolio (7 day yield-2.7654%)
(Cost $40,198,376)		40,198,376

TOTAL INVESTMENTS – 101.4%
(Cost $4,423,146,704)		4,901,710,765

LIABILITIES LESS CASH AND OTHER ASSETS – (1.4)%		(66,220,318)

NET ASSETS – 100.0%		$4,835,490,447

SCHEDULE OF INVESTMENTS
ROYCE HERITAGE FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.6%

Consumer Products – 6.4%
Apparel, Shoes and Accessories - 1.3%
Columbia Sportswear	14,100	$591,636
Hanesbrands [a,b]	17,900	389,325
Movado Group	21,300	476,055

		1,457,016

Consumer Electronics - 1.3%
Dolby Laboratories Cl. A [a]	39,400	1,386,486

Health, Beauty and Nutrition - 0.6%
NBTY [a,b]	9,200	271,584
NutriSystem	21,100	373,892

		645,476

Home Furnishing and Appliances - 2.5%
Ethan Allen Interiors	23,400	655,668
Hunter Douglas	9,500	391,154
Mohawk Industries [a,b]	25,400	1,711,706

		2,758,528

Sports and Recreation - 0.7%
Thor Industries	32,200	799,204

Total		7,046,710

Consumer Services – 6.3%
Leisure and Entertainment - 0.3%
Cinemark Holdings	23,300	316,880

Online Commerce - 0.3%
1-800-FLOWERS.COM Cl. A [a]	63,800	384,076

Retail Stores - 5.7%
Brown Shoe	25,600	419,328
Build-A-Bear Workshop [a,b]	48,800	355,264
Bulgari	58,000	516,166
Charming Shoppes [a,b]	93,800	458,682
Dress Barn (The) [a]	65,800	1,006,082
DSW Cl. A [a,b]	23,200	317,840
EZCORP Cl. A [a]	5,100	95,880
Jos. A. Bank Clothiers [a,b]	7,600	255,360
Men’s Wearhouse (The)	48,700	1,034,388
Tiffany & Co.	49,700	1,765,344

		6,224,334

Total		6,925,290

Financial Intermediaries – 11.5%
Banking - 1.9%
Bank Sarasin & Cie Cl. B	12,000	458,827
Banque Privee Edmond de Rothschild	26	800,664
Peapack-Gladstone Financial	24,600	824,100

		2,083,591

Insurance - 2.6%
Berkley (W.R.)	37,500	883,125
E-L Financial	1,200	552,502
Fidelity National Financial Cl. A	38,300	563,010
Greenlight Capital Re Cl. A [a]	38,900	894,311

		2,892,948

Securities Brokers - 5.9%
Egyptian Financial Group-Hermes Holding GDR	22,500	258,750
Evercore Partners Cl. A	97,650	1,755,747
HQ	41,000	480,608
KBW [a,b]	24,600	810,324
Lazard Cl. A [b]	36,500	1,560,740
Mirae Asset Securities	6,000	533,091
Stifel Financial [a,b]	21,900	1,092,810

		6,492,070

Other Financial Intermediaries - 1.1%
Nasdaq OMX Group [a,b]	37,700	1,152,489

Total		12,621,098

Financial Services – 17.1%
Diversified Financial Services - 0.3%
FCStone Group [a,b]	18,900	340,011

Information and Processing - 3.8%
FactSet Research Systems	11,450	598,263
Interactive Data	30,600	771,732
MoneyGram International [a]	237,100	336,682
Morningstar [a,b]	17,800	987,366
SEI Investments	66,000	1,465,200

		4,159,243

Insurance Brokers - 2.0%
Brown & Brown	68,900	1,489,618
Gallagher (Arthur J.) & Co.	26,000	667,160

		2,156,778

Investment Management - 11.0%
Affiliated Managers Group [a,b]	18,450	1,528,582
AllianceBernstein Holding L.P.	37,900	1,402,679
Ashmore Group	230,000	807,057
Azimut Holding	94,000	653,211
CapMan Cl. B	129,000	337,472
Cohen & Steers	40,600	1,150,198
F&C Asset Management	148,500	202,608
Invesco [b]	30,100	631,498
Janus Capital Group	38,100	925,068
RAB Capital	980,000	360,761
Schroders	50,000	921,386
SHUAA Capital	292,000	331,497
SPARX Group	2,100	484,540
Sprott	75,000	366,455
Trust Company	48,000	275,621
Waddell & Reed Financial Cl. A	28,460	704,385
Westwood Holdings Group	21,500	1,019,100

		12,102,118

Total		18,758,150

Health – 2.4%
Commercial Services - 0.3%
PDI [a]	43,400	344,596

Drugs and Biotech - 0.3%
Endo Pharmaceuticals Holdings [a,b]	14,500	290,000

Health Services - 1.0%
Air Methods [a,b]	28,300	801,173
Res-Care [a,b]	13,800	250,332

		1,051,505

Medical Products and Devices - 0.8%
Techne Corporation [a]	12,100	872,652

Total		2,558,753

Industrial Products – 13.1%
Automotive - 1.7%
Copart [a]	9,900	376,200
WABCO Holdings	34,300	1,219,022
Wonder Auto Technology [a,b]	47,900	307,039

		1,902,261

Building Systems and Components - 3.0%
Apogee Enterprises	29,900	449,397
Armstrong World Industries	4,500	130,050
Drew Industries [a,b]	88,400	1,512,524
Simpson Manufacturing	42,800	1,159,452

		3,251,423

Construction Materials - 0.4%
Owens Corning [a]	17,900	427,989

Machinery - 4.3%
Franklin Electric	20,800	926,640
Hurco Companies [a,b]	11,400	337,098
Lincoln Electric Holdings	17,500	1,125,425
Rofin-Sinar Technologies [a]	28,800	881,568
Tennant Company	17,100	585,846
Woodward Governor	23,600	832,372

		4,688,949

Metal Fabrication and Distribution - 3.0%
Allegheny Technologies	21,000	620,550
Commercial Metals	13,200	222,948
Fushi Copperweld [a,b]	21,960	212,793
Haynes International [a,b]	22,310	1,044,777
Kennametal	20,100	545,112
Schnitzer Steel Industries Cl. A	5,700	223,668
Sims Group ADR	16,700	385,770

		3,255,618

Pumps, Valves and Bearings - 0.6%
Gardner Denver [a]	17,700	614,544

Specialty Chemicals and Materials - 0.1%
OM Group [a]	6,700	150,750

Total		14,291,534

Industrial Services – 17.0%
Advertising and Publishing - 0.6%
ValueClick [a]	60,500	618,915

Commercial Services - 8.4%
Acacia Research-Acacia Technologies [a,b]	53,346	161,105
Alliance Data Systems [a,b]	5,950	377,111
Cintas Corporation	24,000	689,040
Corinthian Colleges [a]	46,500	697,500
CRA International [a]	28,772	790,655
Forrester Research [a]	16,200	474,984
Hewitt Associates Cl. A [a]	18,500	674,140
Hudson Highland Group [a]	12,828	89,155
Lincoln Educational Services [a,b]	16,275	215,318
Manpower	33,900	1,463,124
MAXIMUS	8,600	316,824
MPS Group [a,b]	33,000	332,640
Ritchie Bros. Auctioneers	24,300	567,648
Sotheby’s	42,900	860,574
Universal Technical Institute [a]	47,300	806,938
Volt Information Sciences [a,b]	18,800	168,824
Waste Services [a,b]	45,686	338,533
Watson Wyatt Worldwide Cl. A	4,650	231,244

		9,255,357

Engineering and Construction - 3.3%
EMCOR Group [a,b]	13,800	363,216
HLS Systems International [a,b]	67,630	287,428
Integrated Electrical Services [a,b]	42,300	742,788
KBR	67,800	1,035,306
NVR [a,b]	2,000	1,144,000

		3,572,738

Food, Tobacco and Agriculture - 0.2%
Origin Agritech [a,b]	39,100	209,185

Industrial Distribution - 0.3%
MSC Industrial Direct Cl. A	7,550	347,828

Printing - 1.1%
CSS Industries	28,500	733,590
Multi-Color Corporation	21,700	518,413

		1,252,003

Transportation and Logistics - 3.1%
Atlas Air Worldwide Holdings [a,b]	19,208	774,274
Landstar System	17,600	775,456
Universal Truckload Services [a]	28,100	684,516
UTI Worldwide	67,000	1,140,340

		3,374,586

Total		18,630,612

Natural Resources – 5.0%
Energy Services - 3.7%
CE Franklin [a]	36,000	242,280
Ensign Energy Services [b]	24,800	388,691
Exterran Holdings [a,b]	15,700	501,772
Oil States International [a,b]	20,200	714,070
Pason Systems	29,000	356,965
SEACOR Holdings [a,b]	8,000	631,600
Trican Well Service	30,800	463,049
Unit Corporation [a]	6,700	333,794
World Fuel Services	16,700	384,601

		4,016,822

Oil and Gas - 0.6%
Frontier Oil	9,600	176,832
Holly Corporation	15,800	456,936

		633,768

Precious Metals and Mining - 0.1%
Lundin Mining [a,b]	53,000	157,940

Real Estate - 0.6%
Avatar Holdings [a,b]	10,304	340,032
St. Joe Company (The) [a,b]	8,600	336,174

		676,206

Total		5,484,736

Technology – 14.0%
Aerospace and Defense - 1.9%
BE Aerospace [a]	19,100	302,353
HEICO Corporation	42,000	1,378,440
HEICO Corporation Cl. A	13,300	373,198

		2,053,991

Components and Systems - 1.3%
Brocade Communications Systems [a]	75,200	437,664
Logitech International [a,b]	21,500	501,380
Nam Tai Electronics [b]	29,300	239,381
Spectrum Control [a]	37,600	280,872

		1,459,297

Distribution - 0.3%
Avnet [a,b]	15,100	371,913

Internet Software and Services - 0.5%
Jupitermedia Corporation [a]	100,000	116,000
Marchex Cl. B	20,000	205,800
Website Pros [a,b]	47,800	258,120

		579,920

IT Services - 1.6%
Sapient Corporation [a,b]	99,800	741,514
SRA International Cl. A [a]	45,100	1,020,613

		1,762,127

Semiconductors and Equipment - 1.9%
Advanced Energy Industries [a]	9,100	124,488
Diodes [a,b]	41,550	766,597
Lam Research [a,b]	8,100	255,069
OmniVision Technologies [a]	29,400	335,454
Tessera Technologies [a]	9,900	161,766
Varian Semiconductor Equipment Associates [a,b]	15,900	399,408

		2,042,782

Software - 4.1%
Advent Software [a,b]	1,600	56,368
Aspen Technology [a,b]	23,900	310,700
Cadence Design Systems [a,b]	36,000	243,360
Fair Isaac	41,400	954,270
National Instruments	41,000	1,232,050
OpenTV Cl. A [a,b]	88,900	125,349
Pegasystems	97,000	1,252,270
SkillSoft ADR [a,b]	30,000	313,800

		4,488,167

Telecommunications - 2.4%
ADC Telecommunications [a,b]	42,300	357,435
ADTRAN	30,400	592,496
Comtech Telecommunications [a]	7,100	349,604
Globecomm Systems [a]	34,800	304,152
NETGEAR [a,b]	25,600	384,000
Novatel Wireless [a]	33,200	201,192
Sierra Wireless [a,b]	12,400	123,628
Tekelec [a]	20,400	285,396

		2,597,903

Total		15,356,100

Miscellaneous [e] – 4.8%
Total		5,216,297

TOTAL COMMON STOCKS
(Cost $114,549,297)		106,889,280

PREFERRED STOCK – 0.5%
Kennedy-Wilson Conv. [d,f]
(Cost $565,000)	565	524,643

REPURCHASE AGREEMENT – 5.4%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $5,978,033 (collateralized by obligations of various U.S. Government Agencies, valued at $6,131,194)
(Cost $5,978,000)		5,978,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 17.2%
Money Market Funds
Short Term Investment Trust - AIM Liquid
Assets Institutional (7 day yield-2.4604%)		7,464,953
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-2.7654%)		11,356,333

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $18,821,286)		18,821,286

TOTAL INVESTMENTS – 120.7%
(Cost $139,913,583)		132,213,209

LIABILITIES LESS CASH AND OTHER ASSETS – (20.7)%		(22,708,889)

NET ASSETS – 100.0%		$109,504,320

SCHEDULE OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 90.8%

Consumer Products – 4.3%
Apparel, Shoes and Accessories - 3.0%
Bernard Chaus [a]	981,258	$294,378
Frederick’s of Hollywood Group [a,b]	710,772	383,817
Hanesbrands [a,b]	521,600	11,344,800
Hartmarx Corporation [a,b]	923,790	1,727,487
Jones Apparel Group	755,224	13,979,196
Liz Claiborne	635,000	10,433,050
Quiksilver [a,b]	1,237,600	7,103,824
Tween Brands [a,b]	441,600	4,323,264
Warnaco Group (The) [a]	90,379	4,093,265

		53,683,081

Home Furnishing and Appliances - 0.9%
Design Within Reach [a,b]	519,201	1,687,403
Furniture Brands International	639,800	6,730,696
La-Z-Boy [b]	828,300	7,719,756

		16,137,855

Sports and Recreation - 0.4%
Steinway Musical Instruments [a]	239,700	6,788,304

Total		76,609,240

Consumer Services – 11.7%
Leisure and Entertainment - 1.3%
Carmike Cinemas	476,559	1,753,737
Cinemark Holdings	728,200	9,903,520
Regal Entertainment Group Cl. A	661,500	10,438,470

		22,095,727

Media and Broadcasting - 0.4%
Ballantyne of Omaha [a,b]	461,600	904,736
Cox Radio Cl. A [a,b]	514,100	5,428,896

		6,333,632

Online Commerce - 0.6%
Alloy [a,b]	421,900	3,261,287
Autobytel [a,b]	1,597,433	1,709,253
MIVA [a]	1,126,683	698,544
1-800-FLOWERS.COM Cl. A [a,b]	881,034	5,303,825

		10,972,909

Restaurants and Lodgings - 0.7%
Jamba [a,b]	1,884,467	1,696,020
Krispy Kreme Doughnuts [a,b]	1,579,200	5,211,360
Landry’s Restaurants	136,500	2,122,575
Rubio’s Restaurants [a,b,c]	623,100	3,595,287

		12,625,242

Retail Stores - 8.7%
bebe Stores	493,300	4,819,541
Brown Shoe	790,200	12,943,476
Cabela’s [a,b]	590,800	7,136,864
Children’s Place Retail Stores [a]	42,399	1,414,007
Collective Brands [a,b]	550,900	10,086,979
Conn’s [a,b]	308,602	5,773,943
Cost Plus [a,c]	1,161,665	2,265,247
dELiA*s [a,b,c]	1,637,153	4,715,001
Dillard’s Cl. A	752,300	8,877,140
Eddie Bauer Holdings [a,b]	1,068,345	5,715,646
Fred’s Cl. A	561,300	7,981,686
Gander Mountain [a,b]	746,268	2,440,296
Genesco [b]	373,890	12,517,837
Group 1 Automotive	148,300	3,222,559
Hot Topic [a,b]	793,600	5,245,696
Lithia Motors Cl. A	761,760	3,283,186
MarineMax [a,b]	809,600	5,853,408
Pacific Sunwear of California [a,b]	542,000	3,647,660
Pep Boys-Manny, Moe & Jack (The)	941,150	5,816,307
Rent-A-Center [a,b]	589,600	13,136,288
REX Stores [a,b,c]	565,000	6,525,750
Saks [a]	954,400	8,828,200
Sonic Automotive Cl. A	582,000	4,923,720
Tuesday Morning [a]	565,934	2,337,307
West Marine [a,b]	846,363	5,044,323

		154,552,067

Total		206,579,577

Financial Intermediaries – 4.3%
Banking - 2.9%
Cascade Financial	268,143	2,008,391
First BanCorp of Puerto Rico	897,000	9,920,820
First Commonwealth Financial	593,600	7,995,792
FirstMerit Corporation	211,998	4,451,958
Franklin Bank [a,b]	816,861	400,262
Guaranty Bancorp [a,b]	814,901	4,970,896
Old National Bancorp	485,500	9,719,710
Pacific Mercantile Bancorp	122,800	788,376
Superior Bancorp [a,b]	66,100	558,545
Texas Capital Bancshares [a,b]	325,800	6,763,608
Umpqua Holdings	284,000	4,177,640

		51,755,998

Insurance - 0.8%
Hilltop Holdings [a,b]	304,300	3,140,376
Horace Mann Educators	358,289	4,611,179
MBIA [a,b]	71,300	848,470
Meadowbrook Insurance Group	812,300	5,734,838

		14,334,863

Real Estate Investment Trusts - 0.2%
RAIT Financial Trust	551,000	3,024,990

Securities Brokers - 0.4%
Evercore Partners Cl. A	357,300	6,424,254

Total		75,540,105

Financial Services – 0.3%
Diversified Financial Services - 0.3%
Advanta Corporation Cl. B	540,347	4,447,056

Total		4,447,056

Health – 4.6%
Commercial Services - 0.4%
Greatbatch [a,b]	285,842	7,014,563

Drugs and Biotech - 0.6%
Cambrex Corporation [a]	1,117,600	6,873,240
Par Pharmaceutical Companies [a,b]	300,550	3,693,759

		10,566,999

Health Services - 2.6%
Albany Molecular Research [a]	374,959	6,783,008
Allion Healthcare [a]	941,564	5,602,306
AMICAS [a,b]	596,936	1,432,646
Kindred Healthcare [a,b]	281,800	7,769,226
Medical Staffing Network Holdings [a]	360,510	594,842
PharMerica Corporation [a,b]	591,509	13,303,037
QuadraMed [a,b]	351,557	2,896,830
RehabCare Group [a,b]	406,230	7,352,763

		45,734,658

Medical Products and Devices - 1.0%
AngioDynamics [a,b]	498,000	7,868,400
Del Global Technologies [a,b]	753,148	828,463
Digirad Corporation [a]	865,222	1,003,658
HealthTronics [a,b]	732,144	2,137,860
Home Diagnostics [a,b]	604,643	5,852,944

		17,691,325

Total		81,007,545

Industrial Products – 23.9%
Automotive - 0.4%
Cooper Tire & Rubber	237,668	2,043,945
Lear Corporation [a]	478,300	5,022,150

		7,066,095

Building Systems and Components - 0.6%
NCI Building Systems [a,b]	246,800	7,835,900
PGT [a,b]	716,481	2,170,937

		10,006,837

Construction Materials - 1.5%
Building Materials Holding Corporation [a,b]	1,009,000	474,230
Louisiana-Pacific Corporation [b]	918,200	8,539,260
Trex Company [a,b,c]	917,600	16,617,736

		25,631,226

Industrial Components - 3.4%
CTS Corporation	751,600	9,605,448
Deswell Industries	277,898	961,527
Gerber Scientific [a,b]	922,300	8,429,822
GrafTech International [a,b]	578,960	8,748,086
Hawk Corporation Cl. A [a]	217,700	4,382,301
Mueller Water Products Cl. B	495,075	3,217,987
Planar Systems [a,b,c]	992,931	2,522,045
Timken Company (The)	472,600	13,398,210
Zygo Corporation [a]	769,205	9,676,599

		60,942,025

Machinery - 3.8%
Astec Industries [a,b]	263,232	8,115,442
Baldor Electric	227,500	6,554,275
Baldwin Technology Cl. A [a]	579,500	1,483,520
EnPro Industries [a]	321,200	11,935,792
Flow International [a]	1,305,796	6,633,444
Hardinge	398,841	5,065,281
Hurco Companies [a,b]	235,595	6,966,544
Intermec [a,b]	532,550	10,459,282
Thermadyne Holdings [a,b]	626,321	10,440,771

		67,654,351

Metal Fabrication and Distribution - 3.2%
Carpenter Technology	327,881	8,410,148
Commercial Metals	285,290	4,818,548
Haynes International [a,b]	269,400	12,616,002
Insteel Industries	273,784	3,720,725
Ladish Company [a]	79,900	1,617,975
NN	546,608	7,023,913
Northwest Pipe [a]	89,786	3,916,465
RTI International Metals [a,b]	266,200	5,206,872
Trinity Industries	390,450	10,046,278

		57,376,926

Miscellaneous Manufacturing - 2.2%
American Technology [a]	253,500	139,425
Barnes Group	483,000	9,766,260
Cherokee International [a,b]	390,294	1,112,338
Crane Company	411,800	12,234,578
Flanders Corporation [a,b]	1,118,720	7,047,936
Griffon Corporation [a,b]	976,227	8,805,568

		39,106,105

Paper and Packaging - 1.1%
Albany International Cl. A	483,900	13,224,987
Chesapeake Corporation [a]	778,200	521,394
Graphic Packaging Holding Company [a,b]	2,062,000	5,155,000

		18,901,381

Pumps, Valves and Bearings - 0.8%
CIRCOR International	137,600	5,975,968
Gardner Denver [a]	225,000	7,812,000

		13,787,968

Specialty Chemicals and Materials - 6.3%
Aceto Corporation	774,202	7,424,597
Calgon Carbon [a,b]	274,615	5,591,161
Chemtura Corporation	1,093,200	4,984,992
Cytec Industries	292,913	11,397,245
Ferro Corporation	752,800	15,131,280
H.B. Fuller Company	246,600	5,146,542
Lydall [a,b]	697,100	6,713,073
Material Sciences [a]	665,400	3,826,050
Park Electrochemical	509,800	12,357,552
Penford Corporation	349,712	6,186,405
PolyOne Corporation [a,b]	1,357,650	8,756,843
Quaker Chemical	217,900	6,201,434
Rockwood Holdings [a,b]	63,900	1,639,674
Solutia [a,b]	614,600	8,604,400
Spartech Corporation	830,000	8,217,000

		112,178,248

Textiles - 0.6%
Dixie Group [a]	587,328	4,316,861
Unifi [a]	1,442,300	6,980,732

		11,297,593

Total		423,948,755

Industrial Services – 6.6%
Advertising and Publishing - 1.8%
Harris Interactive [a]	855,680	1,480,326
Journal Register [a]	490,976	2,946
McClatchy Company (The) Cl. A [b]	712,000	3,132,800
MDC Partners Cl. A [a]	503,301	3,382,183
Media General Cl. A	441,900	5,492,817
Scholastic Corporation	433,500	11,132,280
ValueClick [a,b]	676,900	6,924,687

		31,548,039

Commercial Services - 1.7%
Access Integrated Technologies Cl. A [a]	1,003,300	1,434,719
Furmanite Corporation [a,b]	769,899	7,960,756
Lincoln Educational Services [a]	337,962	4,471,237
Rentrak Corporation [a,b]	303,300	4,194,639
TRC Companies [a,b,c]	1,632,532	5,077,175
Volt Information Sciences [a,b]	828,579	7,440,639

		30,579,165

Engineering and Construction - 1.9%
Champion Enterprises [a,b]	852,100	4,729,155
Fleetwood Enterprises [a]	182,200	185,844
Hovnanian Enterprises Cl. A [a,b]	702,032	5,609,236
iShares Dow Jones US Home Construction Index Fund	183,200	3,290,272
M.D.C. Holdings	285,800	10,457,422
Modtech Holdings [a,b,c]	1,828,948	54,869
Toll Brothers [a,b]	369,784	9,329,650

		33,656,448

Food, Tobacco and Agriculture - 0.1%
Andersons (The)	55,465	1,953,477

Printing - 0.6%
Bowne & Co.	885,900	10,232,145

Transportation and Logistics - 0.5%
AirTran Holdings [a,b]	610,900	1,484,487
Arkansas Best	18,700	630,003
YRC Worldwide [a,b]	581,427	6,953,867

		9,068,357

Total		117,037,631

Natural Resources – 3.3%
Energy Services - 2.2%
Allis-Chalmers Energy [a]	504,700	6,384,455
Matrix Service [a]	400,800	7,655,280
Newpark Resources [a,b]	1,518,500	11,085,050
Pioneer Drilling [a]	438,200	5,828,060
StealthGas	664,834	8,995,204

		39,948,049

Oil and Gas - 0.7%
Pengrowth Energy Trust	364,200	5,441,148
Swift Energy [a,b]	175,200	6,778,488

		12,219,636

Precious Metals and Mining - 0.4%
Century Aluminum [a,b]	158,900	4,399,941
James River Coal [a,b]	107,400	2,361,726

		6,761,667

Total		58,929,352

Technology – 29.0%
Aerospace and Defense - 3.3%
Applied Signal Technology	392,060	6,814,003
BE Aerospace [a,b]	500,062	7,915,981
CPI Aerostructures [a,b,c]	305,100	2,379,780
Ducommun	303,400	7,245,192
GenCorp [a]	1,131,642	7,627,267
Hexcel Corporation [a,b]	808,200	11,064,258
Kaman Corporation	537,000	15,293,760

		58,340,241

Components and Systems - 5.4%
Analogic Corporation	128,900	6,414,064
Benchmark Electronics [a,b]	689,650	9,710,272
Cray [a,b]	1,654,244	8,568,984
Data I/O Corporation [a]	299,600	1,255,324
Dot Hill Systems [a,b]	1,969,152	4,430,592
Evans & Sutherland Computer [a,b,c]	806,730	911,605
Hypercom Corporation [a,b]	1,374,437	5,470,259
InFocus Corporation [a]	1,584,705	2,329,516
Interlink Electronics [a,b,c]	760,775	182,586
Interphase Corporation [a,b,c]	392,400	1,130,112
Keithley Instruments	442,100	3,700,377
KEMET Corporation [a,b]	1,294,900	1,761,064
Maxwell Technologies [a]	785,600	10,479,904
Mercury Computer Systems [a]	763,111	6,791,688
Merix Corporation [a,c]	1,458,267	1,866,582
Newport Corporation [a,b]	708,087	7,633,178
OSI Systems [a,b]	437,795	10,292,561
Perceptron [a,b]	380,914	2,079,790
SCM Microsystems [a,b,c]	894,420	2,119,775
SigmaTron International [a,b,c]	309,800	1,518,020
Vishay Intertechnology [a,b]	1,170,400	7,748,048

		96,394,301

Distribution - 0.1%
Bell Microproducts [a,b]	940,370	1,880,740

Internet Software and Services - 2.8%
EarthLink [a,b]	1,347,400	11,452,900
InfoSpace	1,044,619	11,334,116
Interwoven [a]	684,240	9,661,469
Jupitermedia Corporation [a,b]	739,234	857,511
Lionbridge Technologies [a]	962,310	2,348,036
LookSmart [a,b]	192,559	491,026
RealNetworks [a,b]	1,491,815	7,578,420
SupportSoft [a,b]	1,643,600	4,930,800

		48,654,278

Semiconductors and Equipment - 8.6%
Actel Corporation [a,b]	811,163	10,123,314
Advanced Energy Industries [a,b]	681,856	9,327,790
ANADIGICS [a]	902,000	2,534,620
AXT [a,b]	1,139,259	2,141,807
Brooks Automation [a,b]	739,700	6,183,892
BTU International [a,b]	400,854	3,527,515
California Micro Devices [a]	341,336	1,020,595
Cascade Microtech [a,b]	301,372	1,274,804
Cohu	474,900	7,512,918
Cypress Semiconductor [a,b]	171,600	895,752
Electroglas [a,b,c]	1,427,927	1,627,837
Fairchild Semiconductor International [a]	828,700	7,367,143
FEI Company [a,b]	429,400	10,224,014
GSI Group [a,b]	1,128,976	3,985,285
Ikanos Communications [a,b]	1,217,721	2,411,088
Kulicke & Soffa Industries [a]	963,500	4,345,385
LeCroy Corporation [a,c]	787,636	6,056,921
Mentor Graphics [a,b]	381,000	4,324,350
Nanometrics [a,b,c]	1,450,436	3,060,420
Novellus Systems [a,b]	448,501	8,808,560
Pericom Semiconductor [a,b]	746,669	7,840,024
PLX Technology [a,b]	988,846	5,062,891
Sanmina-SCI Corporation [a,b]	1,704,900	2,386,860
Silicon Storage Technology [a,b]	1,256,150	4,095,049
TriQuint Semiconductor [a,b]	1,301,900	6,236,101
TTM Technologies [a]	384,700	3,816,224
Ultra Clean Holdings [a,b]	389,800	1,964,592
Varian [a,b]	191,100	8,198,190
Veeco Instruments [a,b]	711,500	10,537,315
White Electronic Designs [a]	976,690	4,883,450
Zoran Corporation [a]	37,300	304,368

		152,079,074

Software - 2.9%
Aspen Technology [a,b]	503,207	6,541,691
Avid Technology [a]	154,812	3,724,777
Borland Software [a,b]	1,167,472	1,786,232
Bottomline Technologies [a,b,c]	1,295,323	13,471,359
Concurrent Computer [a,b]	309,787	1,796,765
Epicor Software [a]	736,585	5,811,656
Majesco Entertainment [a]	1,399,886	1,245,758
MSC.Software [a,b]	645,700	6,908,990
QAD	853,189	5,904,068
SumTotal Systems [a]	291,269	1,191,290
TeleCommunication Systems Cl. A [a,b]	371,600	2,567,756

		50,950,342

Telecommunications - 5.9%
ADC Telecommunications [a,b]	791,345	6,686,865
Centillium Communications [a]	304,423	179,610
ClearOne Communications [a,c]	719,544	3,389,052
General Communication Cl. A [a,b]	780,145	7,224,143
Globecomm Systems [a]	681,953	5,960,269
Harmonic [a,b]	858,200	7,251,790
Harris Stratex Networks Cl. A [a,b]	1,227,648	9,587,931
Loral Space & Communications [a,b]	349,662	5,164,508
MasTec [a]	577,200	7,670,988
Network Equipment Technologies [a,b]	1,336,900	4,572,198
Nortel Networks [a,b]	1,023,400	2,292,416
Oplink Communications [a,b]	638,528	7,707,033
Optical Cable [a]	289,965	1,203,355
Powerwave Technologies [a,b]	1,061,700	4,204,332
Symmetricom [a,b]	1,427,900	7,096,663
Tekelec [a,b]	910,550	12,738,594
Tollgrade Communications [a,b,c]	790,945	3,321,969
UTStarcom [a]	2,116,302	7,131,938
Westell Technologies Cl. A [a]	2,137,521	1,517,640

		104,901,294

Total		513,200,270

Miscellaneous [e] – 2.8%
Total		50,054,606

TOTAL COMMON STOCKS
(Cost $1,963,189,721)		1,607,354,137

REPURCHASE AGREEMENT – 9.5%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $168,586,937 (collateralized by obligations of various U.S. Government Agencies, valued at $172,802,644)
(Cost $168,586,000)		168,586,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 17.3%
Money Market Funds
Short Term Investment Trust - AIM Liquid
Assets Institutional (7 day yield-2.4604%)		95,777,282
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-2.7654%)		210,351,575

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $306,128,857)		306,128,857

TOTAL INVESTMENTS – 117.6%
(Cost $2,437,904,578)		2,082,068,994

LIABILITIES LESS CASH AND OTHER ASSETS – (17.6)%		(311,641,183)

NET ASSETS – 100.0%		$1,770,427,811

SCHEDULE OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 78.0%

Consumer Products – 13.3%
Apparel, Shoes and Accessories - 1.6%
K-Swiss Cl. A	270,700	$4,710,180
Movado Group	184,800	4,130,280

		8,840,460

Food/Beverage/Tobacco - 3.5%
Lancaster Colony	450,300	16,958,298
National Beverage [a]	257,475	2,283,803

		19,242,101

Home Furnishing and Appliances - 8.0%
Ethan Allen Interiors	97,400	2,729,148
Koss Corporation [c]	201,000	3,216,000
National Presto Industries [c]	475,000	35,387,500
Universal Electronics [a,b]	84,200	2,103,316

		43,435,964

Sports and Recreation - 0.2%
Escalade	255,260	765,780

Total		72,284,305

Consumer Services – 8.0%
Leisure and Entertainment - 0.6%
Bowl America Cl. A	239,299	3,177,891

Restaurants and Lodgings - 2.5%
CEC Entertainment [a]	196,450	6,522,140
Frisch’s Restaurants [c]	283,600	6,437,720
Jack in the Box [a]	46,200	974,820

		13,934,680

Retail Stores - 4.9%
AnnTaylor Stores [a]	67,200	1,387,008
Arden Group Cl. A	114,100	16,615,242
Barnes & Noble	71,500	1,864,720
Brown Shoe	215,000	3,521,700
Dollar Tree [a]	87,700	3,188,772

		26,577,442

Total		43,690,013

Financial Services – 3.6%
Insurance Brokers - 3.6%
Hilb Rogal & Hobbs	422,700	19,756,998

Total		19,756,998

Health – 6.0%
Health Services - 0.2%
Psychemedics Corporation	79,778	1,172,736

Medical Products and Devices - 5.8%
Atrion Corporation	76,564	7,888,389
Bio-Rad Laboratories Cl. A [a,b]	237,100	23,501,352

		31,389,741

Total		32,562,477

Industrial Products – 28.6%
Automotive - 1.8%
Dorman Products [a,b]	791,700	9,920,001

Building Systems and Components - 0.6%
Quanex Building Products	221,500	3,375,660

Industrial Components - 2.0%
Hubbell Cl. B	313,700	10,995,185

Machinery - 12.3%
Ampco-Pittsburgh	232,300	6,016,570
Cascade Corporation	197,300	8,643,713
Columbus McKinnon [a,b]	67,200	1,583,904
Hurco Companies [a]	126,500	3,740,605
K-Tron International [a,b]	64,911	8,362,484
Nordson Corporation	120,200	5,903,022
Regal-Beloit	233,600	9,932,672
Rofin-Sinar Technologies [a]	485,350	14,856,564
Wabtec Corporation	152,600	7,817,698

		66,857,232

Metal Fabrication and Distribution - 3.2%
Carpenter Technology	286,500	7,348,725
Central Steel & Wire	903	577,920
Insteel Industries	350,000	4,756,500
Kennametal	175,200	4,751,424

		17,434,569

Miscellaneous Manufacturing - 3.2%
Carlisle Companies	244,800	7,336,656
Met-Pro Corporation	38,216	557,571
Standex International	348,800	9,679,200

		17,573,427

Specialty Chemicals and Materials - 5.5%
Hawkins [c]	547,500	9,592,200
Lubrizol Corporation (The)	139,700	6,026,658
Park Electrochemical	462,000	11,198,880
Schulman (A.)	145,600	2,879,968

		29,697,706

Total		155,853,780

Industrial Services – 10.6%
Advertising and Publishing - 0.2%
Meredith Corporation	45,000	1,261,800

Commercial Services - 1.8%
MPS Group [a,b]	354,700	3,575,376
Watson Wyatt Worldwide Cl. A	124,595	6,196,109

		9,771,485

Industrial Distribution - 5.4%
Applied Industrial Technologies	262,000	7,055,660
Lawson Products [c]	429,500	11,875,675
Watsco	209,200	10,518,576

		29,449,911

Printing - 2.1%
CSS Industries	435,000	11,196,900

Transportation and Logistics - 1.1%
Arkansas Best	178,800	6,023,772

Total		57,703,868

Natural Resources – 2.6%
Energy Services - 2.6%
NATCO Group Cl. A [a,b]	65,800	2,643,844
RPC	385,600	5,421,536
Superior Well Services [a,b]	242,600	6,140,206

Total		14,205,586

Technology – 4.0%
Components and Systems - 3.4%
AVX Corporation	240,000	2,445,600
MKS Instruments [a]	305,000	6,072,550
Rimage Corporation [a,b]	196,785	2,747,119
Thomas & Betts [a]	175,000	6,837,250

		18,102,519

Semiconductors and Equipment - 0.6%
Advanced Energy Industries [a]	243,200	3,326,976

Total		21,429,495

Miscellaneous [e] – 1.3%
Total		7,185,011

TOTAL COMMON STOCKS
(Cost $341,169,180)		424,671,533

REPURCHASE AGREEMENT – 22.0%
State Street Bank & Trust Company,
0.20% dated 9/30/08, due 10/1/08,
maturity value $119,880,666 (collateralized
by obligations of various U.S. Government
Agencies, valued at $122,878,681)
(Cost $119,880,000)		119,880,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.2%
Money Market Funds
Short Term Investment Trust - AIM Liquid
Assets Institutional (7 day yield-2.4604%)
(Cost $11,979,387)		11,979,387

TOTAL INVESTMENTS – 102.2%
(Cost $473,028,567)		556,530,920

LIABILITIES LESS CASH AND OTHER ASSETS – (2.2)%		(12,026,886)

NET ASSETS – 100.0%		$544,504,034

SCHEDULE OF INVESTMENTS
ROYCE VALUE FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.9%

Consumer Products – 6.9%
Apparel, Shoes and Accessories - 1.9%
Fossil [a,b]	764,904	$21,593,240

Food/Beverage/Tobacco - 1.3%
Sanderson Farms	417,351	15,333,476

Health, Beauty and Nutrition - 2.1%
NBTY [a]	513,200	15,149,664
Nu Skin Enterprises Cl. A	532,200	8,632,284

		23,781,948

Sports and Recreation - 1.6%
Thor Industries	720,600	17,885,292

Total		78,593,956

Consumer Services – 7.5%
Leisure and Entertainment - 1.2%
International Speedway Cl. A	351,600	13,680,756

Retail Stores - 6.3%
Abercrombie & Fitch Cl. A	321,700	12,691,065
American Eagle Outfitters	1,422,800	21,697,700
Buckle (The)	198,500	11,024,690
Dress Barn (The) [a,b]	902,300	13,796,167
Men’s Wearhouse (The)	633,799	13,461,891

		72,671,513

Total		86,352,269

Financial Intermediaries – 8.0%
Insurance - 5.4%
Aspen Insurance Holdings	531,600	14,619,000
Max Capital Group	688,297	15,989,139
PartnerRe	259,700	17,682,973
Validus Holdings	597,200	13,884,900

		62,176,012

Securities Brokers - 2.6%
Knight Capital Group Cl. A [a,b]	1,813,100	26,942,666
Stifel Financial [a,b]	45,000	2,245,500

		29,188,166

Total		91,364,178

Health – 1.3%
Drugs and Biotech - 1.3%
Endo Pharmaceuticals Holdings [a,b]	749,100	14,982,000

Total		14,982,000

Industrial Products – 16.4%
Building Systems and Components - 1.8%
Drew Industries [a,b]	423,033	7,238,094
Simpson Manufacturing	492,200	13,333,698

		20,571,792

Machinery - 3.5%
Lincoln Electric Holdings	454,000	29,196,740
Rofin-Sinar Technologies [a,b]	288,344	8,826,210
Woodward Governor	52,261	1,843,245

		39,866,195

Metal Fabrication and Distribution - 7.5%
Carpenter Technology	650,867	16,694,738
Haynes International [a,b]	78,314	3,667,445
Reliance Steel & Aluminum	542,300	20,591,131
Schnitzer Steel Industries Cl. A	473,600	18,584,064
Sims Group ADR	1,142,238	26,385,698

		85,923,076

Miscellaneous Manufacturing - 0.4%
Rational	30,000	4,734,370

Pumps, Valves and Bearings - 3.2%
Gardner Denver [a]	862,500	29,946,000
Pfeiffer Vacuum Technology	80,600	6,454,261

		36,400,261

Total		187,495,694

Industrial Services – 9.9%
Commercial Services - 7.7%
Heidrick & Struggles International	658,966	19,867,825
Korn/Ferry International [a]	1,316,100	23,452,902
Resources Connection [a]	671,674	15,132,815
Robert Half International	550,400	13,622,400
TrueBlue [a]	947,537	15,312,198

		87,388,140

Industrial Distribution - 2.2%
Applied Industrial Technologies	687,800	18,522,454
MSC Industrial Direct Cl. A	149,800	6,901,286

		25,423,740

Total		112,811,880

Natural Resources – 27.9%
Energy Services - 15.5%
Ensign Energy Services	1,129,800	17,707,366
Helmerich & Payne	354,100	15,293,579
Major Drilling Group International	413,100	11,516,727
Oil States International [a]	970,509	34,307,493
Patterson-UTI Energy	740,100	14,816,802
Rowan Companies	596,400	18,220,020
RPC	181,340	2,549,640
Superior Well Services [a]	150,582	3,811,231
Tesco Corporation [a]	339,600	7,111,224
Trican Well Service	1,136,800	17,090,721
Unit Corporation [a]	703,875	35,067,053

		177,491,856

Oil and Gas - 2.6%
Cimarex Energy	499,300	24,420,763
Frontier Oil	298,100	5,491,002

		29,911,765

Precious Metals and Mining - 9.8%
Agnico-Eagle Mines	281,000	15,474,670
Gammon Gold [a]	1,877,400	13,892,760
Hecla Mining [a,b]	1,565,100	7,324,668
Ivanhoe Mines [a]	1,536,600	9,311,796
Lundin Mining [a,b]	250,000	745,000
Pan American Silver [a]	885,930	19,694,224
Randgold Resources ADR	550,000	22,566,500
Red Back Mining [a]	1,552,200	9,348,933
Silver Standard Resources [a]	869,701	14,376,157

		112,734,708

Total		320,138,329

Technology – 14.0%
Aerospace and Defense - 1.4%
Ceradyne [a,b]	430,000	15,763,800

Components and Systems - 1.3%
MKS Instruments [a]	787,600	15,681,116

Semiconductors and Equipment - 7.1%
Advanced Energy Industries [a]	974,465	13,330,681
Cabot Microelectronics [a,b]	232,200	7,448,976
Entegris [a]	1,228,395	5,945,432
Lam Research [a,b]	589,400	18,560,206
Novellus Systems [a,b]	598,531	11,755,149
Varian Semiconductor Equipment Associates [a,b]	524,000	13,162,880
Verigy [a]	686,531	11,176,724

		81,380,048

Telecommunications - 4.2%
Comtech Telecommunications [a]	477,800	23,526,872
Foundry Networks [a]	260,270	4,739,517
NETGEAR [a,b]	1,307,800	19,617,000

		47,883,389

Total		160,708,353

Miscellaneous [e] – 3.0%
Total		34,887,097

TOTAL COMMON STOCKS
(Cost $1,221,295,981)		1,087,333,756

REPURCHASE AGREEMENT – 5.7%
State Street Bank & Trust Company,
0.20% dated 9/30/08, due 10/1/08,
maturity value $65,516,364 (collateralized
by obligations of various U.S. Government
Agencies, valued at $67,157,994)
(Cost $65,516,000)		65,516,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 5.7%
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-2.7654%)
(Cost $64,898,954)		64,898,954

TOTAL INVESTMENTS – 106.3%
(Cost $1,351,710,935)		1,217,748,710

LIABILITIES LESS CASH AND OTHER ASSETS – (6.3)%		(71,979,960)

NET ASSETS – 100.0%		$1,145,768,750

SCHEDULE OF INVESTMENTS
ROYCE VALUE PLUS FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.2%

Consumer Products – 4.4%
Apparel, Shoes and Accessories - 1.4%
Gildan Activewear [a,b]	1,714,400	$39,054,032

Food/Beverage/Tobacco - 0.9%
Sanderson Farms	665,549	24,452,270

Health, Beauty and Nutrition - 1.6%
Inter Parfums	1,255,304	17,021,922
NutriSystem [b]	1,467,874	26,010,728

		43,032,650

Home Furnishing and Appliances - 0.1%
Select Comfort [a]	1,029,300	1,698,345

Sports and Recreation - 0.4%
Thor Industries	480,800	11,933,456

Total		120,170,753

Consumer Services – 6.2%
Leisure and Entertainment - 2.3%
DreamWorks Animation SKG Cl. A [a,b]	995,200	31,299,040
IAC/InterActiveCorp [a,b]	1,777,200	30,745,560

		62,044,600

Online Commerce - 0.6%
Liquidity Services [a,b]	719,000	7,801,150
LoopNet [a,b]	882,000	8,670,060

		16,471,210

Restaurants and Lodgings - 0.9%
Chipotle Mexican Grill Cl. A [a,b]	317,000	17,590,330
Cosi [a,c]	3,997,600	7,875,272

		25,465,602

Retail Stores - 2.4%
A.C. Moore Arts & Crafts [a,b,c]	1,883,100	11,807,037
Casual Male Retail Group [a,c]	4,081,600	16,040,688
Christopher & Banks [c]	2,403,900	18,437,913
Tractor Supply [a,b]	460,500	19,364,025

		65,649,663

Total		169,631,075

Financial Intermediaries – 4.3%
Banking - 0.8%
Bancorp (The) [a]	696,300	3,481,500
Enterprise Financial Services	624,800	14,095,488
Umpqua Holdings	155,300	2,284,463

		19,861,451

Securities Brokers - 2.3%
Knight Capital Group Cl. A [a,b]	2,881,800	42,823,548
TradeStation Group [a,b,c]	2,190,000	20,476,500

		63,300,048

Securities Exchanges - 1.2%
MarketAxess Holdings [a,b]	805,000	6,496,350
TMX Group	971,700	26,478,083

		32,974,433

Total		116,135,932

Financial Services – 3.0%
Information and Processing - 0.8%
SEI Investments	967,400	21,476,280

Insurance Brokers - 1.1%
Brown & Brown	1,385,100	29,945,862

Investment Management - 0.2%
U.S. Global Investors Cl. A	500,000	5,025,000

Special Purpose Acquisition Corporation - 0.9%
Heckmann Corporation [a,b]	2,450,000	20,212,500
Heckmann Corporation (Warrants) [a,b]	2,000,000	4,260,000

		24,472,500

Total		80,919,642

Health – 8.1%
Drugs and Biotech - 4.6%
Affymetrix [a,b]	2,374,300	18,377,082
Arena Pharmaceuticals [a,b]	1,912,000	9,560,000
Cypress Bioscience [a,b,c]	2,384,200	17,523,870
Dyax Corporation [a,b,c]	4,063,060	17,877,464
Exelixis [a,b]	1,118,100	6,798,048
Forest Laboratories [a,b]	560,000	15,836,800
K-V Pharmaceutical Cl. A [a,b]	703,107	15,967,560
Theratechnologies [a]	2,369,600	10,219,839
Watson Pharmaceuticals [a,b]	488,000	13,908,000

		126,068,663

Health Services - 0.4%
eResearch Technology [a]	963,150	11,471,117

Medical Products and Devices - 3.1%
Anika Therapeutics [a,c]	1,042,395	7,536,516
Caliper Life Sciences [a,b]	2,191,700	6,136,760
Cerus Corporation [a,b,c]	2,884,500	11,912,985
HealthTronics [a,b,c]	3,358,000	9,805,360
Patterson Companies [a,b]	778,300	23,668,103
Shamir Optical Industry [c]	899,900	5,579,380
Vital Images [a,c]	1,225,542	18,383,130

		83,022,234

Total		220,562,014

Industrial Products – 11.2%
Building Systems and Components - 0.5%
Drew Industries [a,b]	811,000	13,876,210

Industrial Components - 3.3%
CLARCOR	747,300	28,360,035
FARO Technologies [a,b,c]	1,284,700	26,169,339
Littelfuse [a,b]	1,041,000	30,948,930
Orion Energy Systems [a,b]	924,964	5,189,048

		90,667,352

Machinery - 2.4%
Lincoln Electric Holdings	50,000	3,215,500
Rofin-Sinar Technologies [a,b]	695,440	21,287,418
Tennant Company [c]	1,021,000	34,979,460
Woodward Governor	186,500	6,577,855

		66,060,233

Metal Fabrication and Distribution - 2.8%
Kennametal	1,129,200	30,623,904
Schnitzer Steel Industries Cl. A	462,930	18,165,373
Sims Group	504,387	11,707,518
Sims Group ADR	650,325	15,022,508

		75,519,303

Miscellaneous Manufacturing - 0.2%
Raven Industries	150,000	5,902,500

Pumps, Valves and Bearings - 0.8%
IDEX Corporation	731,500	22,691,130

Specialty Chemicals and Materials - 1.2%
Symyx Technologies [a,c]	3,210,977	31,820,782

Total		306,537,510

Industrial Services – 8.6%
Commercial Services - 3.8%
Cintas Corporation	1,050,700	30,165,597
eTelecare Global Solutions ADR [a]	778,899	6,449,284
MPS Group [a,b]	1,572,900	15,854,832
Ritchie Bros. Auctioneers	775,600	18,118,016
TrueBlue [a]	1,245,200	20,122,432
UniFirst Corporation	284,400	12,254,796

		102,964,957

Industrial Distribution - 3.4%
Grainger (W.W.)	339,600	29,535,012
Houston Wire & Cable [c]	956,300	16,419,671
MSC Industrial Direct Cl. A	492,300	22,680,261
Watsco	469,100	23,586,348

		92,221,292

Transportation and Logistics - 1.4%
Celadon Group [a,c]	1,923,700	22,064,839
Universal Truckload Services [a]	646,922	15,759,020

		37,823,859

Total		233,010,108

Natural Resources – 17.7%
Energy Services - 7.3%
Calfrac Well Services	860,200	16,011,804
CARBO Ceramics	492,400	25,412,764
Ensign Energy Services	1,731,700	27,140,950
Pason Systems	1,491,000	18,352,924
Rowan Companies	864,200	26,401,310
Tesco Corporation [a,b]	757,700	15,866,238
Trican Well Service	1,553,800	23,359,925
Unit Corporation [a]	916,700	45,669,994

		198,215,909

Oil and Gas - 0.7%
Bill Barrett [a,b]	592,200	19,015,542

Precious Metals and Mining - 9.7%
Agnico-Eagle Mines	857,800	47,239,046
Alamos Gold [a]	3,081,600	18,821,142
AMCOL International	130,838	4,089,996
Denison Mines [a,b]	2,357,700	7,002,369
Equinox Minerals [a]	2,220,500	5,257,843
Fronteer Development Group [a,b]	2,556,000	7,310,160
Gabriel Resources [a]	5,952,300	11,465,553
Gammon Gold [a]	4,216,200	31,199,880
Hecla Mining [a]	3,899,900	18,251,532
Ivanhoe Mines [a,b]	4,765,900	28,881,354
Lundin Mining [a,b]	1,000,000	2,980,000
NovaGold Resources [a,b,c]	5,304,600	34,532,946
Red Back Mining [a]	2,500,000	15,057,552
Silver Standard Resources [a,b]	1,289,500	21,315,435
Silvercorp Metals	3,839,600	11,256,333

		264,661,141

Total		481,892,592

Technology – 24.0%
Components and Systems - 2.3%
Checkpoint Systems [a]	1,116,800	21,018,176
Dionex Corporation [a,b]	100,000	6,355,000
Mercury Computer Systems [a,c]	2,048,749	18,233,866
MKS Instruments [a]	810,900	16,145,019

		61,752,061

Internet Software and Services - 1.5%
Akamai Technologies [a,b]	550,000	9,592,000
RADVision [a,c]	1,402,500	8,429,025
RealNetworks [a,b]	4,535,400	23,039,832

		41,060,857

IT Services - 2.2%
Entrust [a,b]	531,584	1,142,906
Perot Systems Cl. A [a]	1,543,200	26,774,520
SRA International Cl. A [a,b]	1,413,200	31,980,716

		59,898,142

Semiconductors and Equipment - 9.8%
Electro Scientific Industries [a,b]	806,000	11,461,320
Exar Corporation [a,c]	2,271,464	17,399,414
Fairchild Semiconductor International [a]	2,932,800	26,072,592
GSI Group [a,b]	1,671,800	5,901,454
IPG Photonics [a,b]	2,000,899	39,037,540
NVIDIA Corporation [a,b]	2,090,000	22,383,900
Skyworks Solutions [a]	3,670,700	30,687,052
Supertex [a,c]	970,153	27,319,508
Tessera Technologies [a]	1,576,800	25,764,912
Varian [a,b]	778,675	33,405,158
Varian Semiconductor Equipment Associates [a,b]	689,100	17,310,192
Verigy [a]	737,000	11,998,360

		268,741,402

Software - 4.5%
Avid Technology [a,b]	1,636,700	39,379,002
DivX [a,c]	1,786,300	11,557,361
Epicor Software [a]	1,007,200	7,946,808
Intermap Technologies [a]	2,108,700	5,329,953
MSC.Software [a,b,c]	2,258,000	24,160,600
National Instruments	579,400	17,410,970
Sonic Solutions [a,b,c]	1,711,900	7,532,360
Ulticom [a]	1,446,300	9,545,580

		122,862,634

Telecommunications - 3.7%
ADTRAN	1,027,300	20,022,077
Arris Group [a,b]	2,877,900	22,246,167
Comverse Technology [a,b]	1,692,400	16,179,344
Digi International [a,b,c]	1,726,800	17,613,360
Extreme Networks [a,b]	3,600,000	12,132,000
Finisar Corporation [a,b]	1,655,934	1,672,493
ORBCOMM [a,b,c]	2,172,101	10,708,458

		100,573,899

Total		654,888,995

Miscellaneous [e] – 4.7%
Total		127,694,637

TOTAL COMMON STOCKS
(Cost $3,025,967,442)		2,511,443,258

REPURCHASE AGREEMENT – 7.7%
State Street Bank & Trust Company,
0.20% dated 9/30/08, due 10/1/08,
maturity value $208,224,157 (collateralized
by obligations of various U.S. Government
Agencies, valued at $213,433,775)
(Cost $208,223,000)		208,223,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 12.2%
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-2.7654%)
(Cost $333,450,913)		333,450,913

TOTAL INVESTMENTS – 112.1%
(Cost $3,567,641,355)		3,053,117,171

LIABILITIES LESS CASH AND OTHER ASSETS – (12.1)%		(328,775,901)

NET ASSETS – 100.0%		$2,724,341,270

SCHEDULE OF INVESTMENTS
ROYCE TECHNOLOGY VALUE FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 87.6%

Advertising and Publishing - 1.5%
ValueClick [a]	17,500	$179,025

Total		179,025

Components and Systems - 12.4%
Aladdin Knowledge Systems [a]	10,000	133,600
Brocade Communications Systems [a]	40,100	233,382
Mercury Computer Systems [a]	10,000	89,000
MKS Instruments [a]	9,000	179,190
OSI Systems [a]	12,000	282,120
SMART Modular Technologies (WWH) [a]	60,000	180,000
Super Micro Computer [a]	20,000	180,200
Xyratex [a]	15,000	166,950

Total		1,444,442

Home Furnishing and Appliances - 1.1%
Universal Electronics [a]	5,000	124,900

Total		124,900

Internet Software and Services - 8.3%
Akamai Technologies [a]	9,000	156,960
Blue Coat Systems [a]	12,000	170,280
ePresence [a,d]	350,000	0
j2 Global Communications [a]	7,500	175,125
Marchex Cl. B	12,000	123,480
SupportSoft [a]	40,000	120,000
United Online	22,600	212,666

Total		958,511

IT Services - 2.1%
Jack Henry & Associates	10,000	203,300
Sapient Corporation [a]	5,000	37,150

Total		240,450

Online Commerce - 1.1%
Knot (The) [a]	15,000	125,250

Total		125,250

Securities Brokers - 1.0%
Knight Capital Group Cl. A [a]	8,000	118,880

Total		118,880

Semiconductors and Equipment - 33.9%
Advanced Energy Industries [a]	10,000	136,800
AuthenTec [a]	90,000	193,500
Brooks Automation [a]	40,000	334,400
Cabot Microelectronics [a]	5,000	160,400
Entegris [a]	20,000	96,800
Entropic Communications [a]	130,000	183,300
Fairchild Semiconductor International [a]	25,000	222,250
Formfactor [a]	5,000	87,100
GSI Group [a]	30,000	105,900
Intevac [a]	12,500	133,000
Lam Research [a]	8,000	251,920
Monolithic Power Systems [a]	7,500	130,275
PDF Solutions [a]	40,000	208,000
Semitool [a]	25,000	204,500
Sigma Designs [a]	24,000	341,280
STEC [a]	20,000	154,000
Techwell [a]	15,000	141,450
Tessera Technologies [a]	5,000	81,700
Trident Microsystems [a]	100	240
TTM Technologies [a]	27,000	267,840
Varian Semiconductor Equipment Associates [a]	6,000	150,720
Verigy [a]	9,000	146,520
Zoran Corporation [a]	25,000	204,000

Total		3,935,895

Software - 8.3%
Aspen Technology [a]	5,000	65,000
Avid Technology [a]	4,000	96,240
DivX [a]	7,500	48,525
Double-Take Software [a]	15,000	149,250
MSC.Software [a]	20,000	214,000
SeaChange International [a]	20,000	193,200
Synopsys [a]	10,000	199,500

Total		965,715

Telecommunications - 15.1%
ADC Telecommunications [a]	25,000	211,250
ADTRAN	2,500	48,725
Arris Group [a]	10,000	77,300
BigBand Networks [a]	35,000	129,150
Ceragon Networks [a]	25,000	184,750
Comtech Telecommunications [a]	6,000	295,440
Comverse Technology [a]	15,000	143,400
Digi International [a]	10,000	102,000
Harmonic [a]	25,000	211,250
Microtune [a]	40,000	107,200
NETGEAR [a]	10,000	150,000
SoundBite Communications [a]	40,000	96,400

Total		1,756,865

Miscellaneous [e] – 2.8%
Total		325,592

TOTAL COMMON STOCKS
(Cost $12,283,752)		10,175,525

REPURCHASE AGREEMENT – 16.9%
State Street Bank & Trust Company,
0.20% dated 9/30/08, due 10/1/08,
maturity value $1,965,011 (collateralized
by obligations of various U.S. Government
Agencies, valued at $2,015,344)
(Cost $1,965,000)		1,965,000

TOTAL INVESTMENTS – 104.5%
(Cost $14,248,752)		12,140,525

LIABILITIES LESS CASH AND OTHER ASSETS – (4.5)%		(525,995)

NET ASSETS – 100.0%		$11,614,530

SCHEDULE OF INVESTMENTS
ROYCE 100 FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.6%

Consumer Products – 6.4%
Apparel, Shoes and Accessories - 1.3%
Columbia Sportswear	12,300	$516,108
K-Swiss Cl. A	14,700	255,780

		771,888

Consumer Electronics - 1.0%
Dolby Laboratories Cl. A [a]	16,900	594,711

Food/Beverage/Tobacco - 0.8%
Sanderson Farms	12,900	473,946

Home Furnishing and Appliances - 2.3%
Ethan Allen Interiors	18,600	521,172
Mohawk Industries [a]	12,800	862,592

		1,383,764

Sports and Recreation - 1.0%
Thor Industries	24,100	598,162

Total		3,822,471

Consumer Services – 3.8%
Retail Stores - 3.8%
Dollar Tree [a]	10,500	381,780
Dress Barn (The) [a]	33,000	504,570
Men’s Wearhouse (The)	28,400	603,216
Tiffany & Co.	22,800	809,856

Total		2,299,422

Financial Intermediaries – 12.0%
Banking - 1.1%
BOK Financial	13,803	668,203

Insurance - 2.7%
Berkley (W.R.)	43,500	1,024,425
Markel Corporation [a]	1,600	562,400

		1,586,825

Securities Brokers - 6.2%
Evercore Partners Cl. A	50,000	899,000
Interactive Brokers Group Cl. A [a]	40,000	886,800
Jefferies Group	22,700	508,480
Lazard Cl. A	21,100	902,236
Stifel Financial [a]	10,700	533,930

		3,730,446

Other Financial Intermediaries - 2.0%
Nasdaq OMX Group [a]	38,500	1,176,945

Total		7,162,419

Financial Services – 12.1%
Information and Processing - 2.6%
Morningstar [a]	14,800	820,956
SEI Investments	33,000	732,600

		1,553,556

Insurance Brokers - 1.3%
Brown & Brown	36,400	786,968

Investment Management - 8.2%
Affiliated Managers Group [a]	8,897	737,116
AllianceBernstein Holding L.P.	32,400	1,199,124
Cohen & Steers	27,000	764,910
Federated Investors Cl. B	17,600	507,760
Janus Capital Group	25,500	619,140
Waddell & Reed Financial Cl. A	30,900	764,775
Westwood Holdings Group	7,100	336,540

		4,929,365

Total		7,269,889

Health – 2.6%
Health Services - 1.3%
Advisory Board (The) [a]	25,900	781,144

Medical Products and Devices - 1.3%
IDEXX Laboratories [a]	14,101	772,735

Total		1,553,879

Industrial Products – 13.8%
Automotive - 1.1%
Gentex Corporation	20,200	288,860
WABCO Holdings	9,800	348,292

		637,152

Building Systems and Components - 2.4%
Drew Industries [a]	29,400	503,034
Simpson Manufacturing	35,500	961,695

		1,464,729

Industrial Components - 3.1%
CLARCOR	11,200	425,040
Donaldson Company	8,400	352,044
FARO Technologies [a]	22,500	458,325
PerkinElmer	25,100	626,747

		1,862,156

Machinery - 4.5%
Franklin Electric	8,000	356,400
Lincoln Electric Holdings	6,400	411,584
Nordson Corporation	6,200	304,482
Rofin-Sinar Technologies [a]	8,400	257,124
Tennant Company	15,800	541,308
Wabtec Corporation	8,700	445,701
Woodward Governor	9,800	345,646

		2,662,245

Metal Fabrication and Distribution - 1.7%
Kennametal	17,000	461,040
Sims Group ADR	24,710	570,801

		1,031,841

Pumps, Valves and Bearings - 1.0%
Gardner Denver [a]	17,000	590,240

Total		8,248,363

Industrial Services – 14.9%
Commercial Services - 9.1%
Administaff	8,200	223,204
Cintas Corporation	17,000	488,070
Corinthian Colleges [a]	34,600	519,000
Corporate Executive Board	12,300	384,375
CRA International [a]	16,713	459,273
Grupo Aeroportuario del Centro Norte ADR	41,234	495,221
Hewitt Associates Cl. A [a]	6,900	251,436
Manpower	18,600	802,776
MPS Group [a]	41,400	417,312
Ritchie Bros. Auctioneers	8,700	203,232
Sotheby’s	24,700	495,482
Universal Technical Institute [a]	23,100	394,086
Watson Wyatt Worldwide Cl. A	6,500	323,245

		5,456,712

Engineering and Construction - 3.2%
Integrated Electrical Services [a]	30,400	533,824
KBR	44,500	679,515
NVR [a]	1,200	686,400

		1,899,739

Industrial Distribution - 0.7%
Pool Corporation	18,600	433,938

Transportation and Logistics - 1.9%
Arkansas Best	11,200	377,328
Landstar System	4,800	211,488
UTI Worldwide	30,500	519,110

		1,107,926

Total		8,898,315

Natural Resources – 6.6%
Energy Services - 5.8%
Ensign Energy Services	30,500	478,027
Exterran Holdings [a]	13,300	425,068
Oil States International [a]	13,300	470,155
Pason Systems	41,500	510,829
SEACOR Holdings [a]	6,300	497,385
Trican Well Service	26,100	392,389
Unit Corporation [a]	13,500	672,570

		3,446,423

Real Estate - 0.8%
Jones Lang LaSalle	11,500	500,020

Total		3,946,443

Technology – 11.5%
Aerospace and Defense - 1.0%
HEICO Corporation Cl. A	20,100	564,006

Components and Systems - 2.2%
Benchmark Electronics [a]	32,100	451,968
Dionex Corporation [a]	10,000	635,500
Plexus Corporation [a]	10,900	225,630

		1,313,098

IT Services - 2.1%
Sapient Corporation [a]	95,400	708,822
SRA International Cl. A [a]	24,500	554,435

		1,263,257

Semiconductors and Equipment - 2.0%
Coherent [a]	15,400	547,470
Diodes [a]	12,650	233,393
Varian [a]	10,000	429,000

		1,209,863

Software - 3.7%
Blackbaud	29,100	536,895
Fair Isaac	19,200	442,560
National Instruments	30,900	928,545
Pegasystems	21,900	282,729

		2,190,729

Telecommunications - 0.5%
ADTRAN	16,100	313,789

Total		6,854,742

Miscellaneous [e] – 4.9%
Total		2,960,942

TOTAL COMMON STOCKS
(Cost $55,463,266)		53,016,885

REPURCHASE AGREEMENT – 9.0%
State Street Bank & Trust Company,
0.20% dated 9/30/08, due 10/1/08,
maturity value $5,376,030 (collateralized
by obligations of various U.S. Government
Agencies, valued at $5,514,313)
(Cost $5,376,000)		5,376,000

TOTAL INVESTMENTS – 97.6%
(Cost $60,839,266)		58,392,885

CASH AND OTHER ASSETS LESS LIABILITIES – 2.4%		1,434,983

NET ASSETS – 100.0%		$59,827,868

SCHEDULE OF INVESTMENTS
ROYCE DISCOVERY FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.3%

Consumer Products – 4.2%
Apparel, Shoes and Accessories - 0.4%
Weyco Group	389	$13,020

Food/Beverage/Tobacco - 1.0%
Schiff Nutrition International [a]	4,400	30,052

Home Furnishing and Appliances - 2.8%
Hooker Furniture	2,100	37,275
National Presto Industries	700	52,150

		89,425

Total		132,497

Consumer Services – 4.8%
Direct Marketing - 0.8%
Zones [a]	3,000	24,750

Leisure and Entertainment - 1.4%
Monarch Casino & Resort [a]	3,100	35,309
New Frontier Media	3,600	8,568

		43,877

Media and Broadcasting - 0.0%
Saga Communications Cl. A [a]	300	1,710

Restaurants and Lodgings - 0.1%
Nathan’s Famous [a]	200	3,182

Retail Stores - 2.5%
Charlotte Russe Holding [a]	2,400	24,600
Jos. A. Bank Clothiers [a]	1,600	53,760

		78,360

Total		151,879

Financial Intermediaries – 16.3%
Banking - 2.4%
City Bank	3,000	46,800
First Financial Service	1,210	22,349
Northrim BanCorp	400	6,560

		75,709

Insurance - 13.3%
American Physicians Service Group	1,900	40,223
American Safety Insurance Holdings [a]	2,800	42,308
Amerisafe [a]	2,700	49,140
Baldwin & Lyons Cl. B	2,000	47,940
Eastern Insurance Holdings	2,138	28,692
EMC Insurance Group	1,600	47,168
First Mercury Financial [a]	2,500	35,625
Meadowbrook Insurance Group	9,399	66,357
Mercer Insurance Group	1,827	29,341
SeaBright Insurance Holdings [a]	2,800	36,400

		423,194

Real Estate Investment Trusts - 0.6%
Gyrodyne Company of America [a]	500	19,045

Total		517,948

Financial Services – 0.0%
Insurance Brokers - 0.0%
Brooke Corporation	1,500	285

Total		285

Health – 19.0%
Drugs and Biotech - 2.8%
Harvard Bioscience [a]	7,599	35,335
Sinovac Biotech [a]	9,700	24,250
Theragenics Corporation [a]	9,900	30,888

		90,473

Health Services - 1.5%
Metropolitan Health Networks [a]	17,448	33,151
Psychemedics Corporation	900	13,230

		46,381

Medical Products and Devices - 14.6%
Atrion Corporation	400	41,212
Bovie Medical [a]	3,300	22,605
Cardiac Science [a]	4,100	42,476
Cynosure Cl. A [a]	1,700	30,498
Exactech [a]	1,500	33,360
HealthTronics [a]	7,488	21,865
Kensey Nash [a]	1,067	33,568
Medical Action Industries [a]	3,200	42,016
Merit Medical Systems [a]	2,484	46,625
Neogen Corporation [a]	2,550	71,859
Osteotech [a]	6,300	26,838
Somanetics Corporation [a]	2,400	52,488

		465,410

Personal Care - 0.1%
CCA Industries	577	3,116

Total		605,380

Industrial Products – 14.6%
Automotive - 1.8%
ATC Technology [a]	2,000	47,480
Miller Industries [a]	1,300	9,633

		57,113

Industrial Components - 4.7%
Bel Fuse Cl. B	1,700	48,399
CTS Corporation	3,600	46,008
Gerber Scientific [a]	6,114	55,882

		150,289

Machinery - 3.3%
Ampco-Pittsburgh	1,000	25,900
Core Molding Technologies [a]	2,400	14,400
FreightCar America	1,000	29,270
Hurco Companies [a]	1,200	35,484

		105,054

Metal Fabrication and Distribution - 2.1%
Foster (L.B.) Company Cl. A [a]	1,300	39,546
Universal Stainless & Alloy Products [a]	1,100	28,105

		67,651

Paper and Packaging - 1.1%
Kapstone Paper and Packaging [a]	5,300	33,655

Specialty Chemicals and Materials - 1.2%
Landec Corporation [a]	4,733	38,763

Other Industrial Products - 0.4%
Lakeland Industries [a]	751	9,688
Media Sciences International [a]	700	1,155

		10,843

Total		463,368

Industrial Services – 12.9%
Commercial Services - 5.1%
ChinaCast Education [a]	8,300	20,750
CRA International [a]	1,300	35,724
ICF International [a]	1,985	39,203
Spherion Corporation [a]	8,600	41,882
Volt Information Sciences [a]	2,900	26,042

		163,601

Industrial Distribution - 2.3%
Houston Wire & Cable	2,000	34,340
Sport Supply Group	3,600	39,600

		73,940

Printing - 3.0%
CSS Industries	1,581	40,695
Ennis	2,400	37,104
Schawk	1,100	16,632

		94,431

Transportation and Logistics - 2.5%
Allegiant Travel [a]	2,100	74,172
Vitran Corporation [a]	300	4,041

		78,213

Total		410,185

Natural Resources – 3.6%
Energy Services - 1.5%
Bronco Drilling [a]	2,400	24,528
Union Drilling [a]	2,300	24,357

		48,885

Oil and Gas - 2.1%
TransGlobe Energy [a]	8,100	25,191
VAALCO Energy [a]	6,000	41,040

		66,231

Total		115,116

Technology – 16.4%
Aerospace and Defense - 3.8%
Ducommun	1,400	33,432
Dynamics Research [a]	3,400	26,112
Hi-Shear Technology	1,900	18,050
LaBarge [a]	2,900	43,674

		121,268

Components and Systems - 1.5%
Super Micro Computer [a]	5,400	48,654

Internet Software and Services - 0.1%
Edgewater Technology [a]	500	2,430

IT Services - 2.2%
CIBER [a]	6,300	44,037
TechTeam Global [a]	3,500	25,970

		70,007

Semiconductors and Equipment - 2.6%
GSI Group [a]	3,600	12,708
GSI Technology [a]	8,900	31,773
Image Sensing Systems [a]	1,537	16,984
Ultra Clean Holdings [a]	4,100	20,664

		82,129

Software - 2.9%
American Software Cl. A	4,700	25,615
Double-Take Software [a]	3,300	32,835
Pervasive Software [a]	1,600	6,560
Versant Corporation [a]	1,500	29,040

		94,050

Telecommunications - 3.3%
Atlantic Tele-Network	1,500	42,000
Soapstone Networks [a]	1,200	4,020
Telestone Technologies [a]	1,400	3,486
USA Mobility	5,022	55,242

		104,748

Total		523,286

Miscellaneous [e] – 4.5%
Total		143,206

TOTAL COMMON STOCKS
(Cost $3,550,276)		3,063,150

REPURCHASE AGREEMENT – 3.9%
State Street Bank & Trust Company,
0.20% dated 9/30/08, due 10/1/08,
maturity value $124,001 (collateralized
by obligations of various U.S. Government
Agencies, valued at $129,935)
(Cost $124,000)		124,000

TOTAL INVESTMENTS – 100.2%
(Cost $3,674,276)		3,187,150

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(7,733)

NET ASSETS – 100.0%		$3,179,417

SCHEDULE OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 83.8%

Banking - 13.1%
Ameriana Bancorp	3,000	$25,860
Banca Generali	3,100	18,229
Bancorp Rhode Island	700	20,125
Bank of Hawaii	1,200	64,140
Bank of N.T. Butterfield & Son	3,993	49,913
Bank Sarasin & Cie Cl. B	2,200	84,118
Banque Privee Edmond de Rothschild	3	92,384
BCB Bancorp	2,400	31,800
BOK Financial	2,427	117,491
Boston Private Financial Holdings	10,200	89,148
Cadence Financial	1,900	17,613
Center Bancorp	1,323	13,415
Centrue Financial	1,600	22,336
CFS Bancorp	3,400	31,450
CNB Financial	3,700	40,552
Commercial National Financial	2,800	40,320
EFG International	3,100	89,438
Fauquier Bankshares	2,400	35,520
First Citizens BancShares Cl. A	125	22,375
HopFed Bancorp	3,600	40,464
International Bancshares	687	18,549
Julius Baer Holding	1,700	83,581
Kearny Financial	4,000	48,960
Peapack-Gladstone Financial	2,700	90,450
Sun Bancorp [a]	926	12,547
Susquehanna Bancshares	3,700	72,224
Vontobel Holding	2,700	85,698
Western Alliance Bancorp [a]	900	13,914
Wilber Corporation (The)	6,100	48,190
Wilmington Trust	9,300	268,119

Total		1,688,923

Closed-End Funds - 0.3%
KKR Private Equity Investors LLP [a]	800	7,663
Kohlberg Capital	3,500	30,065

Total		37,728

Commercial Services - 0.7%
Hewitt Associates Cl. A [a]	1,500	54,660
Watson Wyatt Worldwide Cl. A	600	29,838

Total		84,498

Diversified Financial Services - 2.1%
FCStone Group [a]	10,800	194,292
World Acceptance [a]	2,000	72,000

Total		266,292

Information and Processing - 3.8%
Fiserv [a]	1,300	61,516
Interactive Data	5,000	126,100
MoneyGram International [a]	18,500	26,270
Morningstar [a]	2,400	133,128
Riskmetrics Group [a]	1,800	35,226
SEI Investments	4,900	108,780

Total		491,020

Insurance - 8.8%
Alleghany Corporation [a]	400	146,000
Argo Group International Holdings [a]	518	19,088
Aspen Insurance Holdings	1,400	38,500
Assured Guaranty	2,000	32,520
Berkley (W.R.)	10,200	240,210
CNA Surety [a]	4,900	81,830
E-L Financial	150	69,063
Enstar Group [a]	1,000	97,360
Erie Indemnity Cl. A	1,300	54,951
Greenlight Capital Re Cl. A [a]	9,900	227,601
Infinity Property & Casualty	700	28,840
RLI	300	18,627
Transatlantic Holdings	600	32,610
Validus Holdings	2,300	53,475

Total		1,140,675

Insurance Brokers - 2.0%
Brown & Brown	2,600	56,212
Gallagher (Arthur J.) & Co.	2,700	69,282
Hilb Rogal & Hobbs	2,800	130,872

Total		256,366

Investment Management - 31.4%
Affiliated Managers Group [a]	1,400	115,990
AGF Management Cl. B	6,800	109,580
AllianceBernstein Holding L.P.	8,400	310,884
Anima	11,000	22,561
AP Alternative Assets L.P.	2,300	21,915
Ashmore Group	24,000	84,215
Azimut Holding	10,500	72,965
BKF Capital Group	18,300	20,130
Calamos Asset Management Cl. A	700	12,544
CapMan Cl. B	7,000	18,312
Cohen & Steers	14,000	396,620
Deutsche Beteiligungs	1,200	22,184
Eaton Vance	11,300	398,099
Endeavour Financial	17,900	103,944
Epoch Holding Corporation	2,900	30,595
Federated Investors Cl. B	7,400	213,490
Hennessy Advisors	11,250	56,813
IGM Financial	2,600	93,837
Invesco	11,425	239,696
Investec	8,500	46,526
JAFCO	1,400	52,794
Janus Capital Group	2,500	60,700
MVC Capital	3,800	57,950
New Star Asset Management Group	11,500	13,723
Och-Ziff Capital Management Group Cl. A	9,700	113,393
Partners Group Holding	850	106,698
Pzena Investment Management Cl. A	7,600	72,048
RAB Capital	75,000	27,609
RHJ International [a]	2,900	26,261
Schroders	10,500	193,491
SHUAA Capital	76,000	86,280
SPARX Group	145	33,456
Sprott	38,700	189,091
Trust Company	8,300	47,659
U.S. Global Investors Cl. A	19,700	197,985
VZ Holding	2,800	153,197
Waddell & Reed Financial Cl. A	3,800	94,050
Westwood Holdings Group	2,900	137,460

Total		4,054,745

Real Estate - 1.7%
Jones Lang LaSalle	4,600	200,008
W.P. Carey & Co.	1,000	26,100

Total		226,108

Real Estate Investment Trusts - 0.1%
Gladstone Commercial	600	9,084

Total		9,084

Securities Brokers - 15.7%
Bolsas y Mercados Espanoles	4,000	103,987
Cowen Group [a]	5,700	48,735
DundeeWealth	5,300	51,842
Egyptian Financial Group-Hermes Holding GDR	3,500	40,250
Evercore Partners Cl. A	9,300	167,214
FBR Capital Markets [a]	7,800	50,544
Greenhill & Co.	600	44,250
HQ	7,200	84,399
Interactive Brokers Group Cl. A [a]	9,600	212,832
Investcorp Bank GDR	2,300	46,575
Investment Technology Group [a]	1,200	36,516
Jefferies Group	1,900	42,560
KBW [a]	5,500	181,170
Kim Eng Holdings	100,000	84,523
Lazard Cl. A	4,300	183,868
MF Global [a]	17,000	73,780
Mirae Asset Securities	1,030	91,514
Mizuho Investors Securities	17,000	13,993
Piper Jaffray [a]	1,100	47,575
Samsung Securities	1,600	101,092
Sanders Morris Harris Group	7,500	64,875
Shinko Securities	10,800	30,465
Stifel Financial [a]	2,250	112,275
Thomas Weisel Partners Group [a]	9,600	80,928
Tokai Tokyo Securities	9,400	32,307

Total		2,028,069

Securities Exchanges - 0.9%
Hellenic Exchanges	10,500	122,904

Total		122,904

Software - 0.2%
Fair Isaac	1,200	27,660

Total		27,660

Specialty Finance - 0.1%
Credit Acceptance [a]	1,066	18,122
MCG Capital	142	372

Total		18,494

Miscellaneous [e] – 2.9%
Total		374,049

TOTAL COMMON STOCKS
(Cost $12,118,202)		10,826,615

PREFERRED STOCK – 2.1%
Kennedy-Wilson Conv. [d,f]
(Cost $297,000)	297	275,786

REPURCHASE AGREEMENT – 13.7%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $1,773,010 (collateralized by obligations of various U.S. Government Agencies, valued at $1,820,388) (Cost $1,773,000)		1,773,000

TOTAL INVESTMENTS – 99.6%
(Cost $14,188,202)		12,875,401

CASH AND OTHER ASSETS LESS LIABILITIES – 0.4%		48,240

NET ASSETS – 100.0%		$12,923,641

SCHEDULE OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.7%

Consumer Products – 4.4%
Apparel, Shoes and Accessories - 0.7%
Wolverine World Wide	2,000	$52,920

Food/Beverage/Tobacco - 1.2%
Sanderson Farms	2,300	84,502

Home Furnishing and Appliances - 2.0%
American Woodmark	3,700	83,065
Leggett & Platt	2,800	61,012

		144,077

Sports and Recreation - 0.5%
Thor Industries	1,600	39,712

Total		321,211

Consumer Services – 8.8%
Leisure and Entertainment - 1.5%
International Speedway Cl. A	1,400	54,474
World Wrestling Entertainment Cl. A	3,500	54,110

		108,584

Retail Stores - 7.3%
American Eagle Outfitters	4,600	70,150
Buckle (The)	400	22,216
Cato Corporation (The) Cl. A	4,400	77,220
Dress Barn (The) [a]	5,500	84,095
Penske Automotive Group	9,200	105,524
Tiffany & Co.	4,000	142,080
Williams-Sonoma	2,500	40,450

		541,735

Total		650,319

Financial Intermediaries – 22.9%
Banking - 6.6%
Banca Generali	4,200	24,698
Bancorp Rhode Island	3,000	86,250
Bank of N.T. Butterfield & Son	3,960	49,500
Boston Private Financial Holdings	2,200	19,228
Fauquier Bankshares	4,400	65,120
Peapack-Gladstone Financial	4,100	137,350
Wilmington Trust	3,600	103,788

		485,934

Insurance - 7.8%
Aspen Insurance Holdings	3,600	99,000
Berkley (W.R.)	3,800	89,490
Fidelity National Financial Cl. A	4,600	67,620
Max Capital Group	3,600	83,628
PartnerRe	800	54,472
Validus Holdings	2,600	60,450
Zenith National Insurance	3,300	120,912

		575,572

Real Estate Investment Trusts - 5.3%
Annaly Capital Management	6,700	90,115
Capital Trust Cl. A	3,500	54,250
DCT Industrial Trust	8,900	66,661
Gladstone Commercial	3,800	57,532
Lexington Realty Trust	7,200	123,984

		392,542

Securities Brokers - 2.2%
Jefferies Group	3,000	67,200
Lazard Cl. A	2,300	98,348

		165,548

Other Financial Intermediaries - 1.0%
KKR Financial Holdings	11,016	70,062

Total		1,689,658

Financial Services – 17.9%
Information and Processing - 3.5%
Fiserv [a]	1,400	66,248
SEI Investments	6,000	133,200
Value Line	1,600	53,584

		253,032

Insurance Brokers - 3.8%
Brown & Brown	4,600	99,452
Gallagher (Arthur J.) & Co.	4,400	112,904
Hilb Rogal & Hobbs	1,500	70,110

		282,466

Investment Management - 10.6%
AGF Management Cl. B	5,400	87,019
Apollo Investment	7,300	124,465
BlackRock Kelso Capital	5,200	59,956
Cohen & Steers	3,600	101,988
Invesco	3,000	62,940
Janus Capital Group	3,200	77,696
Pzena Investment Management Cl. A	7,800	73,944
U.S. Global Investors Cl. A	12,500	125,625
Westwood Holdings Group	1,500	71,100

		784,733

Specialty Finance - 0.0%
MCG Capital	572	1,499

Total		1,321,730

Industrial Products – 8.6%
Industrial Components - 0.5%
Deswell Industries	11,000	38,060

Machinery - 1.6%
Lincoln Electric Holdings	1,100	70,741
Tennant Company	1,500	51,390

		122,131

Metal Fabrication and Distribution - 2.2%
Carpenter Technology	1,800	46,170
Reliance Steel & Aluminum	900	34,173
Schnitzer Steel Industries Cl. A	900	35,316
Sims Group ADR	2,050	47,355

		163,014

Pumps, Valves and Bearings - 2.0%
Gardner Denver [a]	2,800	97,216
Graco	1,400	49,854

		147,070

Specialty Chemicals and Materials - 2.3%
Cabot Corporation	3,400	108,052
Schulman (A.)	3,000	59,340

		167,392

Total		637,667

Industrial Services – 10.7%
Commercial Services - 4.2%
Administaff	1,500	40,830
Heidrick & Struggles International	2,800	84,420
Robert Half International	3,300	81,675
TrueBlue [a]	6,600	106,656

		313,581

Industrial Distribution - 2.0%
Applied Industrial Technologies	3,600	96,948
Grainger (W.W.)	600	52,182

		149,130

Transportation and Logistics - 4.5%
Landstar System	2,400	105,744
Tidewater	2,100	116,256
UTI Worldwide	6,400	108,928

		330,928

Total		793,639

Natural Resources – 8.2%
Energy Services - 6.1%
Ensign Energy Services	5,100	79,932
Exterran Partners L.P.	5,200	78,676
Helmerich & Payne	2,700	116,613
Oil States International [a]	3,200	113,120
Patterson-UTI Energy	2,900	58,058

		446,399

Oil and Gas - 1.0%
Cimarex Energy	1,100	53,801
Hiland Holdings GP L.P.	1,100	22,649

		76,450

Real Estate - 1.1%
Jones Lang LaSalle	1,400	60,872
W.P. Carey & Co.	800	20,880

		81,752

Total		604,601

Technology – 6.7%
Components and Systems - 2.0%
Diebold	4,500	148,995

Internet Software and Services - 0.6%
United Online	5,000	47,050

IT Services - 0.8%
Jack Henry & Associates	2,800	56,924

Software - 3.3%
Blackbaud	2,900	53,505
National Instruments	3,600	108,180
Pegasystems	6,393	82,534

		244,219

Total		497,188

Utilities – 1.1%
ALLETE	600	26,700
UGI Corporation	2,000	51,560

Total		78,260

Miscellaneous [e] – 4.4%
Total		324,926

TOTAL COMMON STOCKS
(Cost $7,460,576)		6,919,199

PREFERRED STOCK – 2.9%
Kennedy-Wilson Conv. [d,f]
(Cost $230,000)	230	213,571

REPURCHASE AGREEMENT – 20.8%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $1,537,009 (collateralized by obligations of various U.S. Government Agencies, valued at $1,581,213) (Cost $1,537,000)		1,537,000

TOTAL INVESTMENTS – 117.4%
(Cost $9,227,576)		8,669,770

LIABILITIES LESS CASH AND OTHER ASSETS – (17.4)%		(1,283,798)

NET ASSETS – 100.0%		$7,385,972

SCHEDULE OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.9%

Austria – 4.6%
Mayr-Melnhof Karton	2,300	$174,639
Semperit AG Holding	3,700	109,546

Total		284,185

Belgium – 4.2%
EVS Broadcast Equipment	1,100	78,685
GIMV	1,600	75,121
Sipef	270	108,171

Total		261,977

Denmark – 0.6%
Bang & Olufsen Cl. B	400	14,990
H Lundbeck	1,100	20,986

Total		35,976

Egypt – 0.4%
Egyptian Financial Group-Hermes Holding GDR	1,900	21,850

Total		21,850

Finland – 3.6%
CapMan Cl. B	35,000	91,562
Rapala VMC	5,000	26,234
Vaisala Cl. A	3,200	107,669

Total		225,465

France – 13.9%
Alten [a]	3,600	104,329
Beneteau	4,500	65,820
Boiron	500	13,215
Eurofins Scientific	300	23,541
Exel Industries Cl. A	680	35,327
Manitou BF	4,500	111,243
Manutan International	1,900	114,191
Societe BIC	1,200	62,445
Societe Internationale de Plantations d’Heveas	1,800	103,922
Vetoquinol	2,200	68,427
Virbac	2,000	153,523

Total		855,983

Germany – 12.1%
AS Creation Tapeten	2,000	80,035
Deutsche Beteiligungs	4,000	73,948
ElringKlinger	900	17,106
Fielmann	1,000	69,847
Fuchs Petrolub	1,400	96,941
Pfeiffer Vacuum Technology	1,600	128,124
Rational	800	126,250
Takkt	11,200	154,049

Total		746,300

Hong Kong – 0.3%
Asian Citrus Holdings	6,000	17,393

Total		17,393

Italy – 7.2%
Azimut Holding	6,000	41,694
Banca Generali	6,500	38,223
Bulgari	8,000	71,195
Landi Renzo	20,000	108,418
Natuzzi ADR [a]	15,000	48,450
SAES Getters	3,600	59,965
Tod’s	1,500	74,964

Total		442,909

Jersey – 2.1%
Randgold Resources	3,200	128,919

Total		128,919

Netherlands – 4.0%
Fugro	1,800	106,399
Hunter Douglas	1,900	78,231
Nutreco Holding	610	28,648
Smartrac [a]	1,500	31,412

Total		244,690

Norway – 2.5%
Ekornes	2,500	33,706
Fred Olsen Energy	1,400	54,294
Tandberg	5,000	67,409

Total		155,409

Peru – 1.8%
Hochschild Mining	25,000	112,543

Total		112,543

South Africa – 9.1%
Astral Foods	7,000	82,058
Brait	45,000	98,361
City Lodge Hotels	5,865	52,172
Lewis Group	20,000	97,980
Metorex [a]	48,000	76,123
Northam Platinum	21,000	115,099
Pretoria Portland Cement	10,000	38,231

Total		560,024

Sweden – 1.6%
Lundin Petroleum [a]	12,000	100,084

Total		100,084

Switzerland – 7.9%
Bank Sarasin & Cie Cl. B	2,500	95,589
Banque Privee Edmond de Rothschild	4	123,179
Burckhardt Compression Holding	325	62,940
EFG International	2,200	63,472
Partners Group Holding	600	75,316
VZ Holding	1,200	65,656

Total		486,152

Turkey – 0.7%
Izmir Demir Celik Sanayi	22,000	42,387

Total		42,387

United Arab Emirates – 0.5%
SHUAA Capital	30,000	34,058

Total		34,058

United Kingdom – 15.8%
Anglo-Eastern Plantations	3,500	24,527
Ashmore Group	29,000	101,759
Avocet Mining [a]	22,000	42,049
Begbies Traynor	30,000	89,821
Burberry Group	4,000	28,030
Charter	4,000	44,710
Diploma	30,000	81,780
JKX Oil & Gas	17,000	84,437
Michael Page International	12,000	49,971
Rotork	1,372	22,937
Schroders	8,900	164,007
Spirax-Sarco Engineering	5,200	83,964
Ultra Electronics Holdings	2,500	56,983
Victrex	8,000	102,589

Total		977,564

TOTAL COMMON STOCKS
(Cost $7,591,122)		5,733,868

REPURCHASE AGREEMENT – 8.3%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $509,003 (collateralized by obligations of various U.S. Government Agencies, valued at $524,856) (Cost $509,000)		509,000

TOTAL INVESTMENTS – 101.2%
(Cost $8,100,122)		6,242,868

LIABILITIES LESS CASH AND OTHER ASSETS – (1.2)%		(71,196)

NET ASSETS – 100.0%		$6,171,672

SCHEDULE OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 83.3%

Australia – 3.1%
Sims Group ADR	70,000	$1,617,000

Total		1,617,000

Austria – 4.8%
Mayr-Melnhof Karton	21,000	1,594,526
Semperit AG Holding	30,000	888,211

Total		2,482,737

Belgium – 3.1%
GIMV	16,000	751,207
Sipef	2,100	841,330

Total		1,592,537

Brazil – 1.4%
OdontoPrev	35,000	524,200
Totvs	7,749	183,249

Total		707,449

Canada – 18.6%
Agnico-Eagle Mines	11,000	605,770
Ensign Energy Services	69,000	1,081,438
Gammon Gold [a]	90,000	666,000
Ivanhoe Mines [a]	45,000	272,700
Lundin Mining [a]	75,000	223,500
Major Drilling Group International	34,500	961,818
Pan American Silver [a]	82,500	1,833,975
Pason Systems	32,000	393,892
Red Back Mining [a]	57,000	343,312
Silver Standard Resources [a]	42,000	694,260
Silvercorp Metals	135,000	395,772
Sprott	135,000	659,619
Tesco Corporation [a]	30,000	628,200
Trican Well Service	58,000	871,976

Total		9,632,232

Cayman Islands – 2.6%
Endeavour Financial	230,100	1,336,169

Total		1,336,169

Denmark – 0.7%
H Lundbeck	20,000	381,561

Total		381,561

Finland – 2.2%
CapMan Cl. B	200,000	523,212
Vaisala Cl. A	19,000	639,284

Total		1,162,496

France – 4.9%
Alten [a]	27,000	782,471
Beneteau	35,000	511,931
Exel Industries Cl. A	2,100	109,098
Manitou BF	26,000	642,741
Societe Internationale de Plantations d’Heveas	9,000	519,611

Total		2,565,852

Germany – 4.6%
Deutsche Beteiligungs	40,200	743,176
Pfeiffer Vacuum Technology	10,500	840,816
Rational	5,000	789,061

Total		2,373,053

Italy – 2.3%
Landi Renzo	119,000	645,085
Tod’s	11,500	574,722

Total		1,219,807

Mexico – 1.9%
Grupo Simec Ser. B [a]	107,000	313,080
Industrias Bachoco ADR	27,600	674,268

Total		987,348

Norway – 0.8%
Tandberg	30,000	404,454

Total		404,454

South Africa – 3.2%
Brait	183,000	400,002
Lewis Group	104,000	509,495
Northam Platinum	140,000	767,325

Total		1,676,822

Switzerland – 1.5%
Burckhardt Compression Holding	2,600	503,522
Partners Group Holding	2,000	251,055

Total		754,577

Turkey – 0.6%
Izmir Demir Celik Sanayi	160,000	308,272

Total		308,272

United Kingdom – 0.4%
Burberry Group	30,000	210,228

Total		210,228

United States – 26.6%
American International Group	160,100	533,133
Ceradyne [a]	30,000	1,099,800
CRA International [a]	9,400	258,312
Fossil [a]	45,000	1,270,350
Gardner Denver [a]	21,000	729,120
Kennametal	44,000	1,193,280
Knight Capital Group Cl. A [a]	67,500	1,003,050
Lam Research [a]	40,100	1,262,749
Lincoln Electric Holdings	25,100	1,614,181
MKS Instruments [a]	15,900	316,569
Reliance Steel & Aluminum	23,500	892,295
Sanderson Farms	10,000	367,400
Schnitzer Steel Industries Cl. A	21,000	824,040
Sigma Designs [a]	40,500	575,910
Unit Corporation [a]	31,400	1,564,348
Woodward Governor	8,400	296,268

Total		13,800,805

TOTAL COMMON STOCKS
(Cost $55,168,325)		43,213,399

PREFERRED STOCK– 1.4%
Brazil – 1.4%
Duratex
(Cost $1,128,302)	60,000	709,443

REPURCHASE AGREEMENT – 17.0%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $8,798,049 (collateralized by obligations of various U.S. Government Agencies, valued at $9,022,213) (Cost $8,798,000)		8,798,000

TOTAL INVESTMENTS – 101.7%
(Cost $65,094,627)		52,720,842

LIABILITIES LESS CASH AND OTHER ASSETS – (1.7)%		(873,332)

NET ASSETS – 100.0%		$51,847,510

SCHEDULE OF INVESTMENTS
ROYCE SMID-CAP VALUE FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 106.5%

Consumer Products – 2.3%
Apparel, Shoes and Accessories - 0.7%
Polo Ralph Lauren	2,100	$139,944

Consumer Electronics - 0.6%
Dolby Laboratories Cl. A [a]	3,700	130,203

Home Furnishing and Appliances - 1.0%
Mohawk Industries [a]	2,920	196,779

Total		466,926

Consumer Services – 4.9%
Online Commerce - 1.6%
Lumber Liquidators [a]	25,000	314,000

Retail Stores - 3.3%
Charming Shoppes [a]	52,000	254,280
Tiffany & Co.	11,520	409,190

		663,470

Total		977,470

Financial Intermediaries – 10.0%
Insurance - 8.5%
Alleghany Corporation [a]	1,484	541,660
Berkley (W.R.)	21,900	515,745
Greenlight Capital Re Cl. A [a]	14,400	331,056
White Mountains Insurance Group	630	295,942

		1,684,403

Securities Brokers - 1.5%
Interactive Brokers Group Cl. A [a]	13,300	294,861

Total		1,979,264

Financial Services – 9.8%
Information and Processing - 5.5%
Dun & Bradstreet	2,840	267,982
FactSet Research Systems	7,500	391,875
Fiserv [a]	4,200	198,744
Morningstar [a]	4,200	232,974

		1,091,575

Investment Management - 4.3%
AllianceBernstein Holding L.P.	5,810	215,028
Cohen & Steers	7,400	209,642
Invesco	8,900	186,722
Waddell & Reed Financial Cl. A	9,700	240,075

		851,467

Total		1,943,042

Health – 8.3%
Drugs and Biotech - 2.6%
Endo Pharmaceuticals Holdings [a]	8,500	170,000
Forest Laboratories [a]	12,100	342,188

		512,188

Health Services - 4.2%
Advisory Board (The) [a]	12,600	380,016
Humana [a]	8,120	334,544
WellPoint [a]	2,800	130,956

		845,516

Medical Products and Devices - 1.5%
IDEXX Laboratories [a]	5,350	293,180

Total		1,650,884

Industrial Products – 19.1%
Automotive - 1.9%
Harley-Davidson	7,000	261,100
WABCO Holdings	3,500	124,390

		385,490

Construction Materials - 1.7%
Owens Corning [a]	14,106	337,274

Industrial Components - 3.0%
PerkinElmer	23,980	598,781

Machinery - 1.5%
Franklin Electric	2,950	131,423
Nordson Corporation	3,400	166,974

		298,397

Metal Fabrication and Distribution - 7.2%
Allegheny Technologies	6,900	203,895
Kennametal	16,200	439,344
Schnitzer Steel Industries Cl. A	9,800	384,552
Sims Group ADR	8,900	205,590
Steel Dynamics	10,800	184,572

		1,417,953

Miscellaneous Manufacturing - 0.8%
Harsco Corporation	4,400	163,636

Paper and Packaging - 2.3%
Silgan Holdings	5,700	291,213
Sonoco Products	5,200	154,336

		445,549

Specialty Chemicals and Materials - 0.7%
Cabot Corporation	4,200	133,476

Total		3,780,556

Industrial Services – 12.8%
Commercial Services - 5.7%
Cintas Corporation	13,300	381,843
Jackson Hewitt Tax Service	8,300	127,322
Manpower	9,195	396,856
Monster Worldwide [a]	200	2,982
Sotheby’s	10,800	216,648

		1,125,651

Engineering and Construction - 1.3%
KBR	16,800	256,536

Industrial Distribution - 1.5%
Pool Corporation	12,600	293,958

Transportation and Logistics - 2.1%
Expeditors International of Washington	5,000	174,200
Forward Air	3,400	92,582
UTI Worldwide	8,700	148,074

		414,856

Other Industrial Services - 2.2%
Republic Services	15,000	449,700

Total		2,540,701

Natural Resources – 9.4%
Energy Services - 4.3%
Helix Energy Solutions Group [a]	2,460	59,729
Pason Systems	13,500	166,173
Rowan Companies	7,000	213,850
Unit Corporation [a]	8,100	403,542

		843,294

Oil and Gas - 2.4%
Cabot Oil & Gas	550	19,877
Cimarex Energy	4,500	220,095
St. Mary Land & Exploration	6,600	235,290

		475,262

Precious Metals and Mining - 2.7%
Agnico-Eagle Mines	5,200	286,364
Ivanhoe Mines [a]	1,360	8,242
Pan American Silver [a]	10,900	242,307

		536,913

Total		1,855,469

Technology – 21.7%
Aerospace and Defense - 5.6%
Alliant Techsystems [a]	6,210	583,367
Ceradyne [a]	5,300	194,298
HEICO Corporation	9,800	321,636

		1,099,301

Components and Systems - 2.0%
Dionex Corporation [a]	3,600	228,780
Zebra Technologies Cl. A [a]	6,000	167,100

		395,880

Distribution - 2.5%
Anixter International [a]	4,300	255,893
Arrow Electronics [a]	9,300	243,846

		499,739

Internet Software and Services - 2.0%
Check Point Software Technologies [a]	17,725	403,067

IT Services - 2.9%
Jack Henry & Associates	18,300	372,039
Syntel	7,900	193,550

		565,589

Semiconductors and Equipment - 1.1%
Varian [a]	4,850	208,065

Software - 4.3%
Advent Software [a]	300	10,569
National Instruments	11,655	350,233
Net 1 UEPS Technologies [a]	17,000	379,610
Pegasystems	9,100	117,481

		857,893

Telecommunications - 1.3%
Comtech Telecommunications [a]	5,400	265,896

Total		4,295,430

Utilities – 3.2%
UGI Corporation	12,810	330,242
Wisconsin Energy	6,610	296,789

Total		627,031

Miscellaneous [e] – 5.0%
Total		989,467

TOTAL COMMON STOCKS
(Cost $22,797,198)		21,106,240

TOTAL INVESTMENTS – 106.5%
(Cost $22,797,198)		21,106,240

LIABILITIES LESS CASH AND OTHER ASSETS – (6.5)%		(1,279,708)

NET ASSETS – 100.0%		$19,826,532

SCHEDULE OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 78.7%

Australia – 2.7%
ASX	700	$17,192
Australian Wealth Management	13,300	13,187
Platinum Asset Management	3,700	10,800
Trust Company	1,200	6,891

Total		48,070

Austria – 1.1%
Mayr-Melnhof Karton	110	8,352
Semperit AG Holding	400	11,843

Total		20,195

Belgium – 0.8%
EVS Broadcast Equipment	120	8,584
Sipef	15	6,009

Total		14,593

Bermuda – 1.4%
Lazard Cl. A	600	25,656

Total		25,656

British Virgin Islands – 0.5%
UTI Worldwide	500	8,510

Total		8,510

Canada – 8.1%
AGF Management Cl. B	1,475	23,769
Denison Mines [a]	550	1,634
Dundee Corporation Cl. A [a]	400	3,920
DundeeWealth	750	7,336
Ensign Energy Services	220	3,448
Gildan Activewear [a]	195	4,442
Gluskin Sheff + Associates	800	11,614
Lundin Mining [a]	815	2,429
Major Drilling Group International	220	6,134
Onex Corporation	400	10,325
Pan American Silver [a]	300	6,669
Pason Systems	295	3,631
Red Back Mining [a]	565	3,403
Ritchie Bros. Auctioneers	200	4,672
Silvercorp Metals	815	2,389
Sprott	9,000	43,974
TMX Group	125	3,406
Trican Well Service	200	3,007

Total		146,202

Cayman Islands – 2.6%
Endeavour Financial	3,200	18,582
Greenlight Capital Re Cl. A [a]	1,200	27,588

Total		46,170

China – 1.1%
China Boqi Environmental Solutions Technology Holding Company	11	3,648
HLS Systems International [a]	2,900	12,325
Jiangsu Expressway	6,000	4,512

Total		20,485

Denmark – 0.5%
Bang & Olufsen Cl. B	250	9,369

Total		9,369

Egypt – 0.7%
Egyptian Financial Group-Hermes Holding GDR	1,100	12,650

Total		12,650

Finland – 1.1%
CapMan Cl. B	2,600	6,802
Vacon	250	9,506
Vaisala Cl. A	125	4,206

Total		20,514

France – 6.6%
Alten [a]	300	8,694
Beneteau	480	7,021
Boiron	310	8,193
Bollore	100	15,803
Exel Industries Cl. A	140	7,273
Fimalac	150	9,359
Manitou BF	400	9,888
Manutan International	150	9,015
Societe BIC	200	10,407
Societe Internationale de Plantations d’Heveas	150	8,660
Vetoquinol	375	11,664
Virbac	160	12,282

Total		118,259

Germany – 2.3%
Deutsche Beteiligungs	200	3,697
ElringKlinger	400	7,602
Fuchs Petrolub	100	6,924
Pfeiffer Vacuum Technology	100	8,008
Rational	50	7,891
Takkt	600	8,253

Total		42,375

Greece – 0.7%
Hellenic Exchanges	1,100	12,876

Total		12,876

Hong Kong – 3.1%
Asian Citrus Holdings	900	2,609
Chaoda Modern Agriculture	13,200	11,075
China Everbright International	18,000	2,988
First Shanghai Investments	32,000	4,008
KHD Humboldt Wedag International [a]	170	3,261
Orient Overseas International	2,100	5,397
Sa Sa International Holdings	12,000	3,543
Shenyin Wanguo (H.K.)	10,000	5,245
Shenzhen International Holdings	55,000	3,030
Sinolink Worldwide Holdings	36,000	3,479
Value Partners Group	18,000	10,825

Total		55,460

Italy – 3.6%
Azimut Holding	1,200	8,339
Bulgari	1,025	9,122
Landi Renzo	2,400	13,010
Natuzzi ADR [a]	5,000	16,150
SAES Getters	450	7,496
Tod’s	200	9,995

Total		64,112

Japan – 18.0%
ABC-MART	400	11,238
Aioi Insurance	2,000	9,928
Alfresa Holdings	200	9,715
Asahi Pretec	400	7,781
Bunka Shutter	1,000	3,153
Circle K Sunkus	600	9,856
Create S D	500	8,671
Daiko Clearing Services	1,400	9,373
Daiseki Company	200	5,322
Disco	100	2,926
en-japan	7	6,556
Fuji Fire & Marine Insurance	3,500	8,028
Glory	200	4,568
Ito En	300	3,881
JAFCO	300	11,313
Japan Logistics Fund	2	11,816
kabu.com Securities	10	7,546
Kenedix	12	7,041
Kintetsu World Express	200	3,295
MISUMI Group	300	5,158
mixi [a]	1	7,139
Mizuho Investors Securities	13,000	10,700
Mochida Pharmaceutical	1,300	13,411
Monex Group	20	7,310
NAMCO BANDAI Holdings	400	4,344
Nifco	200	3,495
Nihon Parkerizing	1,000	11,150
Nissay Dowa General Insurance	2,000	10,960
Nomura Research Institute	450	9,138
Osaka Securities Exchange	3	8,501
Otsuka Corporation	100	6,530
Park24	800	4,514
Plenus Company	400	4,964
Ryohin Keikaku	100	4,917
Shinko Securities	4,700	13,258
So-net M3	1	3,289
SPARX Group	30	6,922
Sundrug	300	5,906
Sysmex Corporation	250	11,058
Toho Titanium	300	4,646
Tokai Carbon	1,000	7,313
Toyo Tanso	100	5,365
Unicharm PetCare	300	8,956
Yusen Air & Sea Service	300	3,858

Total		324,809

Mexico – 2.3%
Desarrolladora Homex ADR [a]	500	22,110
Grupo Aeroportuario del Centro Norte ADR	700	8,407
Grupo Aeroportuario del Pacifico ADR	300	7,668
Industrias Bachoco ADR	170	4,153

Total		42,338

Netherlands – 1.0%
Hunter Douglas	270	11,117
Nutreco Holding	150	7,045

Total		18,162

Norway – 1.0%
Ekornes	675	9,101
Tandberg	615	8,291

Total		17,392

Peru – 0.4%
Hochschild Mining	1,600	7,203

Total		7,203

Singapore – 1.5%
Kim Eng Holdings	16,000	13,523
UOB-Kay Hian Holdings	15,000	13,150

Total		26,673

South Africa – 1.3%
Astral Foods	900	10,550
Brait	2,020	4,415
Lewis Group	1,215	5,952
Northam Platinum	600	3,289

Total		24,206

South Korea – 2.3%
GS Holdings	270	6,967
Mirae Asset Securities	170	15,104
Samsung Securities	300	18,955

Total		41,026

Sweden – 1.2%
HQ	1,300	15,239
Lundin Petroleum [a]	700	5,838

Total		21,077

Switzerland – 4.3%
Bank Sarasin & Cie Cl. B	450	17,206
EFG International	550	15,868
Partners Group Holding	150	18,829
Vontobel Holding	300	9,522
VZ Holding	300	16,414

Total		77,839

United Arab Emirates – 0.8%
SHUAA Capital	12,000	13,623

Total		13,623

United Kingdom – 7.1%
Ashmore Group	6,000	21,054
Begbies Traynor	3,200	9,581
Burberry Group	1,200	8,409
Diploma	3,160	8,614
Investec	1,900	10,400
JKX Oil & Gas	1,000	4,967
Michael Page International	3,000	12,493
Schroders	2,000	36,855
Spirax-Sarco Engineering	500	8,073
Victrex	660	8,464

Total		128,910

United States – 0.6%
Origin Agritech [a]	2,000	10,700

Total		10,700

TOTAL COMMON STOCKS
(Cost $1,692,917)		1,419,454

REPURCHASE AGREEMENT – 21.9%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $396,002 (collateralized by obligations of various U.S. Government Agencies, valued at $411,913)
(Cost $396,000)		396,000

TOTAL INVESTMENTS – 100.6%
(Cost $2,088,917)		1,815,454

LIABILITIES LESS CASH AND OTHER ASSETS – (0.6)%		(10,699)

NET ASSETS – 100.0%		$1,804,755

SCHEDULE OF INVESTMENTS
ROYCE SELECT FUND I
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 85.6%

Consumer Products – 2.8%
Apparel, Shoes and Accessories - 1.4%
Columbia Sportswear	6,700	$281,132

Sports and Recreation - 1.4%
Thor Industries	11,500	285,430

Total		566,562

Consumer Services – 3.7%
Retail Stores - 3.7%
AnnTaylor Stores [a]	8,500	175,440
Men’s Wearhouse (The)	12,500	265,500
Tiffany & Co.	8,300	294,816

Total		735,756

Financial Intermediaries – 8.5%
Banking - 1.0%
Bank of N.T. Butterfield & Son	15,391	192,388

Securities Brokers - 7.5%
Evercore Partners Cl. A	23,000	413,540
Jefferies Group	16,100	360,640
Lazard Cl. A	12,000	513,120
Stifel Financial [a]	4,600	229,540

		1,516,840

Total		1,709,228

Financial Services – 9.9%
Information and Processing - 3.9%
MoneyGram International [a]	71,700	101,814
Morningstar [a]	3,100	171,957
SEI Investments	23,200	515,040

		788,811

Insurance Brokers - 2.0%
Brown & Brown	18,400	397,808

Investment Management - 4.0%
AllianceBernstein Holding L.P.	13,300	492,233
Westwood Holdings Group	6,520	309,048

		801,281

Total		1,987,900

Industrial Products – 17.9%
Building Systems and Components - 3.6%
Apogee Enterprises	16,300	244,989
Drew Industries [a]	17,200	294,292
Simpson Manufacturing	7,100	192,339

		731,620

Industrial Components - 1.2%
PerkinElmer	9,800	244,706

Machinery - 7.4%
Astec Industries [a]	6,500	200,395
Hurco Companies [a]	6,800	201,076
Lincoln Electric Holdings	4,000	257,240
Regal-Beloit	7,300	310,396
Rofin-Sinar Technologies [a]	8,600	263,246
Wabtec Corporation	4,800	245,904

		1,478,257

Metal Fabrication and Distribution - 3.0%
Haynes International [a]	4,600	215,418
Sims Group ADR	16,840	389,004

		604,422

Pumps, Valves and Bearings - 2.7%
Gardner Denver [a]	9,900	343,728
IDEX Corporation	6,200	192,324

		536,052

Total		3,595,057

Industrial Services – 19.5%
Commercial Services - 10.3%
Cintas Corporation	10,700	307,197
Corinthian Colleges [a]	20,800	312,000
CRA International [a]	8,700	239,076
Grupo Aeroportuario del Centro Norte ADR	17,300	207,773
Manpower	5,700	246,012
MAXIMUS	3,300	121,572
MPS Group [a]	12,100	121,968
Ritchie Bros. Auctioneers	5,700	133,152
Universal Technical Institute [a]	12,700	216,662
Watson Wyatt Worldwide Cl. A	3,210	159,633

		2,065,045

Engineering and Construction - 1.1%
KBR	15,000	229,050

Food, Tobacco and Agriculture - 1.5%
Industrias Bachoco ADR	12,400	302,932

Industrial Distribution - 2.1%
MSC Industrial Direct Cl. A	3,800	175,066
Pool Corporation	10,100	235,633

		410,699

Transportation and Logistics - 4.5%
Arkansas Best	8,900	299,841
Landstar System	6,700	295,202
Universal Truckload Services [a]	12,500	304,500

		899,543

Total		3,907,269

Natural Resources – 7.1%
Energy Services - 7.1%
Calfrac Well Services	12,600	234,537
Oil States International [a]	10,100	357,035
Pason Systems	24,400	300,343
ShawCor Cl. A	11,700	235,264
Unit Corporation [a]	6,000	298,920

Total		1,426,099

Technology – 11.7%
Aerospace and Defense - 3.3%
Ceradyne [a]	7,000	256,620
HEICO Corporation Cl. A	14,300	401,258

		657,878

Components and Systems - 2.0%
Benchmark Electronics [a]	13,050	183,744
Plexus Corporation [a]	10,600	219,420

		403,164

IT Services - 1.7%
Perot Systems Cl. A [a]	13,400	232,490
SRA International Cl. A [a]	5,400	122,202

		354,692

Software - 4.7%
Fair Isaac	13,800	318,090
MSC.Software [a]	26,000	278,200
SkillSoft ADR [a]	32,600	340,996

		937,286

Total		2,353,020

Miscellaneous [e] – 4.5%
Total		898,758

TOTAL COMMON STOCKS
(Cost $16,876,260)		17,179,649

REPURCHASE AGREEMENT – 18.4%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $3,701,021 (collateralized by obligations of various U.S. Government Agencies, valued at $3,793,581)
(Cost $3,701,000)		3,701,000

TOTAL INVESTMENTS – 104.0%
(Cost $20,577,260)		20,880,649

LIABILITIES LESS CASH AND OTHER ASSETS – (4.0)%		(802,413)

NET ASSETS – 100.0%		$20,078,236

SCHEDULE OF INVESTMENTS
ROYCE SELECT FUND II
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.0%

Consumer Products – 5.4%
Apparel, Shoes and Accessories - 3.1%
Cherokee	400	$8,792
Hanesbrands [a]	1,200	26,100
Movado Group	1,450	32,408

		67,300

Health, Beauty and Nutrition - 2.0%
NBTY [a]	600	17,712
NutriSystem	1,400	24,808

		42,520

Sports and Recreation - 0.3%
RC2 Corporation [a]	350	7,000

Total		116,820

Consumer Services – 10.6%
Leisure and Entertainment - 1.0%
Cinemark Holdings	1,600	21,760

Online Commerce - 2.2%
Alloy [a]	2,710	20,948
1-800-FLOWERS.COM Cl. A [a]	4,300	25,886

		46,834

Retail Stores - 7.4%
American Eagle Outfitters	1,350	20,588
Brown Shoe	1,640	26,863
Build-A-Bear Workshop [a]	3,250	23,660
Cash America International	500	18,020
DSW Cl. A [a]	1,500	20,550
Jos. A. Bank Clothiers [a]	500	16,800
Tiffany & Co.	900	31,968

		158,449

Total		227,043

Financial Intermediaries – 7.8%
Insurance - 2.4%
Fidelity National Financial Cl. A	2,500	36,750
Greenlight Capital Re Cl. A [a]	600	13,794

		50,544

Securities Brokers - 5.4%
Evercore Partners Cl. A	1,800	32,364
Investment Technology Group [a]	700	21,301
Lazard Cl. A	1,100	47,036
Stifel Financial [a]	300	14,970

		115,671

Total		166,215

Financial Services – 8.9%
Diversified Financial Services - 1.1%
FCStone Group [a]	1,300	23,387

Information and Processing - 3.9%
FactSet Research Systems	600	31,350
Interactive Data [h]	2,100	52,962

		84,312

Insurance Brokers - 1.0%
Brown & Brown	1,000	21,620

Investment Management - 2.9%
AllianceBernstein Holding L.P.	1,200	44,412
Prospect Capital	1,326	16,986

		61,398

Total		190,717

Health – 5.1%
Drugs and Biotech - 1.8%
Endo Pharmaceuticals Holdings [a]	1,000	20,000
WuXi PharmaTech Cayman ADR [a]	1,500	19,725

		39,725

Health Services - 3.3%
Air Methods [a,h]	1,900	53,789
Res-Care [a]	900	16,326

		70,115

Total		109,840

Industrial Products – 8.3%
Automotive - 3.9%
SORL Auto Parts [a]	4,300	15,222
WABCO Holdings	1,350	47,979
Wonder Auto Technology [a]	3,200	20,512

		83,713

Building Systems and Components - 0.6%
Armstrong World Industries	400	11,560

Machinery - 1.4%
Hurco Companies [a]	800	23,656
Twin Disc	500	6,880

		30,536

Metal Fabrication and Distribution - 2.0%
Commercial Metals	900	15,201
Haynes International [a]	600	28,098

		43,299

Specialty Chemicals and Materials - 0.4%
OM Group [a]	400	9,000

Total		178,108

Industrial Services – 20.1%
Advertising and Publishing - 1.3%
ValueClick [a]	2,800	28,644

Commercial Services - 6.4%
Acacia Research-Acacia Technologies [a]	1,725	5,210
Alliance Data Systems [a]	400	25,352
Hudson Highland Group [a]	852	5,921
Lincoln Educational Services [a]	1,100	14,553
Manpower	800	34,528
Robert Half International	750	18,562
Volt Information Sciences [a]	1,300	11,674
Waste Services [a,h]	3,000	22,230

		138,030

Engineering and Construction - 3.0%
HLS Systems International [a]	4,500	19,125
KBR	2,000	30,540
NVR [a]	25	14,300

		63,965

Food, Tobacco and Agriculture - 0.6%
Origin Agritech [a]	2,600	13,910

Printing - 4.0%
CSS Industries	1,900	48,906
Multi-Color Corporation	1,500	35,835

		84,741

Transportation and Logistics - 4.8%
Atlas Air Worldwide Holdings [a,h]	1,300	52,403
UTI Worldwide	2,900	49,358

		101,761

Total		431,051

Natural Resources – 6.8%
Energy Services - 2.9%
CE Franklin [a]	2,400	16,152
Rowan Companies	650	19,858
World Fuel Services	1,100	25,333

		61,343

Oil and Gas - 2.8%
Frontier Oil [h]	600	11,052
Holly Corporation	1,100	31,812
St. Mary Land & Exploration	500	17,825

		60,689

Real Estate - 1.1%
Avatar Holdings [a]	700	23,100

Total		145,132

Technology – 21.5%
Aerospace and Defense - 2.5%
BE Aerospace [a]	1,300	20,579
HEICO Corporation	1,000	32,820

		53,399

Components and Systems - 3.2%
Logitech International [a]	1,400	32,648
Nam Tai Electronics	1,950	15,932
Spectrum Control [a]	2,550	19,048

		67,628

Distribution - 1.2%
Avnet [a]	1,000	24,630

Internet Software and Services - 0.8%
Website Pros [a]	3,350	18,090

Semiconductors and Equipment - 3.8%
Advanced Energy Industries [a]	600	8,208
Jinpan International	800	18,856
Lam Research [a]	550	17,320
Tessera Technologies [a]	700	11,438
Varian Semiconductor Equipment Associates [a]	1,050	26,376

		82,198

Software - 2.9%
American Software Cl. A	3,480	18,966
Aspen Technology [a]	1,700	22,100
OpenTV Cl. A [a]	6,320	8,911
Pegasystems	1,000	12,910

		62,887

Telecommunications - 7.1%
ADC Telecommunications [a]	2,800	23,660
Anaren [a]	1,600	16,240
Comtech Telecommunications [a]	500	24,620
Globecomm Systems [a]	2,340	20,452
NETGEAR [a]	1,700	25,500
Novatel Wireless [a]	2,300	13,938
Sierra Wireless [a]	900	8,973
Tekelec [a]	1,350	18,886

		152,269

Total		461,101

Miscellaneous [e] – 4.5%
Total		95,499

TOTAL COMMON STOCKS
(Cost $2,292,617)		2,121,526

REPURCHASE AGREEMENT – 5.9%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $127,001 (collateralized by obligations of various U.S. Government Agencies, valued at $134,933)
(Cost $127,000)		127,000

TOTAL INVESTMENTS – 104.9%
(Cost $2,419,617)		2,248,526

LIABILITIES LESS CASH AND OTHER ASSETS – (4.9)%		(105,822)

NET ASSETS – 100.0%		$2,142,704

SCHEDULE OF INVESTMENTS
ROYCE GLOBAL SELECT FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 82.9%

Australia – 3.3%
Sims Group ADR	10,000	$231,000

Total		231,000

Austria – 4.0%
Mayr-Melnhof Karton	2,700	205,010
Semperit AG Holding	2,500	74,018

Total		279,028

Belgium – 1.6%
Sipef	270	108,171

Total		108,171

Canada – 18.5%
Agnico-Eagle Mines	1,700	93,619
Ensign Energy Services	7,000	109,711
Fronteer Development Group [a]	20,000	57,200
Gammon Gold [a]	21,000	155,400
Ivanhoe Mines [a]	10,000	60,600
Lundin Mining [a]	15,000	44,700
Major Drilling Group International	3,000	83,636
Pason Systems	6,500	80,009
Red Back Mining [a]	14,500	87,334
Silver Standard Resources [a]	10,000	165,300
Silvercorp Metals	26,000	76,223
Sprott	10,000	48,861
Tesco Corporation [a]	4,500	94,230
Trican Well Service	8,500	127,790

Total		1,284,613

Cayman Islands – 2.7%
Endeavour Financial	32,400	188,144

Total		188,144

Denmark – 0.7%
H Lundbeck	2,500	47,695

Total		47,695

Finland – 2.5%
CapMan Cl. B	40,000	104,642
Vaisala Cl. A	2,000	67,293

Total		171,935

France – 1.1%
Beneteau	5,000	73,133

Total		73,133

Germany – 3.3%
Pfeiffer Vacuum Technology	1,500	120,116
Rational	700	110,469

Total		230,585

Italy – 1.5%
Landi Renzo	19,500	105,707

Total		105,707

Mexico – 2.0%
Grupo Simec Ser. B [a]	15,000	43,890
Industrias Bachoco ADR	4,000	97,720

Total		141,610

South Africa – 3.0%
Lewis Group	22,000	107,778
Northam Platinum	18,000	98,656

Total		206,434

United Kingdom – 0.5%
Burberry Group	5,000	35,038

Total		35,038

United States – 38.2%
ADTRAN	4,700	91,603
Allied Nevada Gold [a]	20,000	114,400
American International Group	21,900	72,927
CRA International [a]	2,200	60,456
Endo Pharmaceuticals Holdings [a]	3,500	70,000
Fossil [a]	4,000	112,920
Foundry Networks [a]	5,000	91,050
Gardner Denver [a]	4,400	152,768
Kennametal	4,200	113,904
Knight Capital Group Cl. A [a]	12,500	185,750
Lam Research [a]	2,800	88,172
Lincoln Electric Holdings	3,500	225,085
MKS Instruments [a]	7,800	155,298
Nu Skin Enterprises Cl. A	4,000	64,880
Reliance Steel & Aluminum	3,700	140,489
Schnitzer Steel Industries Cl. A	3,000	117,720
Thor Industries	3,700	91,834
UltraShort Consumer Services ProShares	1,100	110,990
UltraShort Industrials ProShares	1,500	117,240
UltraShort Lehman 20+ Year Treasury ProShares	1,600	99,760
UltraShort Real Estate ProShares	1,100	84,689
Unit Corporation [a]	4,500	224,190
Woodward Governor	2,000	70,540

Total		2,656,665

TOTAL COMMON STOCKS
(Cost $6,727,118)		5,759,758

PREFERRED STOCK – 1.4%
Brazil – 1.4%
Duratex
(Cost $151,107)	8,000	94,592

REPURCHASE AGREEMENT – 16.5%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $1,147,006 (collateralized by obligations of various U.S. Government Agencies, valued at $1,175,944)
(Cost $1,147,000)		1,147,000

TOTAL INVESTMENTS – 100.8%
(Cost $8,025,225)		7,001,350

LIABILITIES LESS CASH AND OTHER ASSETS – (0.8)%		(58,626)

NET ASSETS – 100.0%		$6,942,724

SCHEDULE OF INVESTMENTS
ROYCE SMID-CAP SELECT FUND
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 72.1%

Consumer Products – 0.7%
Health, Beauty and Nutrition - 0.7%
Herbalife	150	$5,928

Total		5,928

Consumer Services – 1.1%
Retail Stores - 1.1%
AnnTaylor Stores [a]	200	4,128
Charming Shoppes [a]	1,200	5,868

Total		9,996

Financial Intermediaries – 6.6%
Insurance - 5.9%
Alleghany Corporation [a]	55	20,075
Berkley (W.R.)	750	17,662
White Mountains Insurance Group	32	15,032

		52,769

Securities Brokers - 0.7%
Interactive Brokers Group Cl. A [a]	300	6,651

Total		59,420

Financial Services – 7.7%
Information and Processing - 4.4%
Dun & Bradstreet	100	9,436
FactSet Research Systems	300	15,675
Fiserv [a]	290	13,723

		38,834

Investment Management - 3.3%
Affiliated Managers Group [a]	100	8,285
AllianceBernstein Holding L.P.	200	7,402
Cohen & Steers	500	14,165

		29,852

Total		68,686

Health – 5.5%
Drugs and Biotech - 2.3%
Endo Pharmaceuticals Holdings [a]	200	4,000
Forest Laboratories [a]	580	16,402

		20,402

Health Services - 2.3%
Humana [a]	490	20,188

Medical Products and Devices - 0.9%
IDEXX Laboratories [a]	150	8,220

Total		48,810

Industrial Products – 11.9%
Automotive - 1.4%
Gentex Corporation	430	6,149
WABCO Holdings	175	6,219

		12,368

Industrial Components - 2.5%
PerkinElmer	900	22,473

Machinery - 0.7%
Lincoln Electric Holdings	100	6,431

Metal Fabrication and Distribution - 4.2%
Kennametal	500	13,560
Schnitzer Steel Industries Cl. A	390	15,304
Steel Dynamics	500	8,545

		37,409

Miscellaneous Manufacturing - 0.9%
Teleflex	130	8,254

Paper and Packaging - 2.2%
Silgan Holdings	275	14,050
Sonoco Products	200	5,936

		19,986

Total		106,921

Industrial Services – 10.4%
Commercial Services - 4.9%
Cintas Corporation	500	14,355
Grupo Aeroportuario del Centro Norte ADR	500	5,858
Manpower	540	23,306

		43,519

Engineering and Construction - 1.2%
KBR	700	10,689

Food, Tobacco and Agriculture - 2.0%
Hormel Foods	500	18,140

Other Industrial Services - 2.3%
Republic Services	700	20,986

Total		93,334

Natural Resources – 7.7%
Energy Services - 2.2%
Helix Energy Solutions Group [a]	40	971
Rowan Companies	300	9,165
Unit Corporation [a]	200	9,901

		20,037

Oil and Gas - 2.1%
Cimarex Energy	200	9,782
St. Mary Land & Exploration	240	8,556

		18,338

Precious Metals and Mining - 3.4%
Agnico-Eagle Mines	230	12,666
Pan American Silver [a]	800	17,784

		30,450

Total		68,825

Technology – 15.2%
Aerospace and Defense - 4.3%
Alliant Techsystems [a]	290	27,243
Ceradyne [a]	300	10,998

		38,241

Distribution - 1.0%
Arrow Electronics [a]	330	8,653

Internet Software and Services - 2.2%
Check Point Software Technologies [a]	880	20,011

IT Services - 1.1%
Jack Henry & Associates	500	10,165

Semiconductors and Equipment - 0.5%
Varian [a]	100	4,290

Software - 5.0%
National Instruments	300	9,015
Net 1 UEPS Technologies [a]	1,595	35,616

		44,631

Telecommunications - 1.1%
Comtech Telecommunications [a]	200	9,848

Total		135,839

Utilities – 4.6%
UGI Corporation	850	21,913
Wisconsin Energy	432	19,397

Total		41,310

Miscellaneous [e] – 0.7%
Total		6,301

TOTAL COMMON STOCKS
(Cost $683,550)		645,370

REPURCHASE AGREEMENT – 23.7%
State Street Bank & Trust Company,
0.20% dated 9/30/08, due 10/1/08,
maturity value $212,001 (collateralized
by obligations of various U.S. Government
Agencies, valued at $219,890)
(Cost $212,000)		212,000

TOTAL INVESTMENTS – 95.8%
(Cost $895,550)		857,370

CASH AND OTHER ASSETS LESS LIABILITIES – 4.2%		37,561

NET ASSETS – 100.0%		$894,931

SECURITIES SOLD SHORT COMMON STOCKS – 0.3%
Technology – 0.3%
Distribution - 0.3%
ScanSource	100	$2,879

TOTAL SECURITIES SOLD SHORT
(Proceeds $3,010)		$2,879

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at September 30, 2008. Total market value of loaned securities at September 30, 2008 was as follows:

Fund	Market Value

Royce Pennsylvania Mutual Fund	$342,643,653
Royce Micro-Cap Fund	42,909,223
Royce Premier Fund	244,426,844
Royce Low-Priced Stock Fund	272,284,558
Royce Total Return Fund	39,845,980
Royce Heritage Fund	18,728,691
Royce Opportunity Fund	302,222,658
Royce Special Equity Fund	12,130,128
Royce Value Fund	65,146,691
Royce Value Plus Fund	333,986,813

[c]	At September 30, 2008, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The following transactions were effected in shares of such companies for the period ended September 30, 2008.

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/07	12/31/07	Purchases	Sales	(Loss)	Income	9/30/08	9/30/08

Royce Pennsylvania Mutual Fund
Barrett Business Services*	628,301	$11,315,701	$-	$3,274,179	$(896,829)	$129,192
Carmike Cinemas*	692,100	5,024,646	-	6,259,586	(2,928,498)	121,118
CRA International	550,350	26,202,163	4,835,350	6,369,084	(655,853)	-	535,485	$14,715,128
Hi-Tech Pharmacal*	679,553	6,598,460	155,400	2,387,798	(693,789)	-
Nutraceutical International	824,810	10,928,733	-	1,582,188	(447,238)	-	737,810	8,152,801
Pervasive Software	1,511,500	6,091,345	-	244,622	(46,125)	-	1,461,500	5,992,150
Rimage Corporation	562,903	14,607,333	1,377,968	1,254,490	(42,527)	-	591,303	8,254,590
SM&A*	1,001,047	5,836,104	-	818,472	(270,245)	-
Stanley Furniture	764,924	9,179,088	-	2,086,720	(1,229,825)	206,977	689,924	6,299,006
U.S. Physical Therapy	933,575	13,415,473	-	433,594	36	-	905,675	15,722,518
Universal Stainless & Alloy Products*	372,743	13,258,469	474,484	2,599,561	(889,057)	-
Weyco Group	590,500	16,238,750	-	-	-	230,295	590,500	19,764,035
Zapata Corporation	1,009,600	7,390,272	-	-	-	-	1,009,600	6,744,128
		146,086,537			(8,099,950)	687,582		85,644,356
Royce Micro-Cap Fund
AS Creation Tapeten	119,542	8,033,324	1,931,524	-	-	255,954	158,500	6,342,764
Anaren	296,000	4,881,040	6,111,888	-	-	-	781,400	7,931,210
Arctic Cat	129,200	1,542,648	6,676,750	-	-	83,482	974,200	8,913,930
Cache	462,350	4,318,349	3,242,896	592,340	(136,540)	-	766,850	5,268,259
Jones Soda	309,500	2,302,680	3,618,560	-	-	-	1,601,900	2,274,698
LaCrosse Footwear	371,202	6,510,883	1,149,192	-	-	523,902	446,398	7,142,368
New Frontier Media	873,200	4,802,600	2,110,848	-	-	109,150	1,422,900	3,386,502
PLATO Learning	1,230,000	4,883,100	178,392	-	-	-	1,310,000	3,720,400
TGC Industries	586,528	5,659,995	3,053,311	-	-	-	1,029,813	5,416,816
ULURU	1,261,700	3,419,207	1,858,426	-	-	-	3,344,310	3,344,310
Willdan Group	424,900	2,923,312	-	-	-	-	424,900	1,168,475
		49,277,138			(136,539)	972,488		54,909,732
Royce Premier Fund
Arkansas Best	2,056,902	45,128,430	-	-	-	925,606	2,056,902	69,297,028
Cabot Microelectronics	1,780,800	63,948,528	3,445,785	-	-	-	1,886,200	60,509,296
Ceradyne			80,454,018	-	-	-	2,268,200	83,152,212
Cognex Corporation	2,862,717	57,683,748	1,346,933	-	-	927,319	2,937,717	59,224,375
Corinthian Colleges*	4,031,165	62,079,941	1,762,179	-	-	-
Dionex Corporation	1,170,500	96,987,630	3,556,851	-	-	-	1,227,700	78,020,335
Fossil	2,840,000	119,223,200	39,475,958	-	-	-	4,120,790	116,329,902
Lincoln Electric Holdings	2,769,597	197,139,914	-	10,077,659	14,030,219	2,002,198	2,469,597	158,819,783
Metal Management*	1,570,000	71,482,100	8,592,789	576,200	54,843	-
MKS Instruments	2,941,910	56,308,157	-	-	-	-	2,941,910	58,573,428
Nu Skin Enterprises Cl. A	4,086,500	67,141,195	-	-	-	1,348,545	4,086,500	66,283,030
Pan American Silver	3,659,019	127,809,534	30,039,360	3,675,962	2,419,136	-	4,662,339	103,643,796
ProAssurance Corporation*	1,443,449	79,274,219	13,373,733	2,861,860	325,975	-
Ritchie Bros. Auctioneers*	1,776,200	146,891,740	-	13,327,672	25,438,970	898,753
Sanderson Farms	1,191,800	40,259,004	-	-	-	500,556	1,191,800	43,786,732
Schnitzer Steel Industries Cl. A	1,571,300	108,623,969	30,969,112	7,036,141	16,764,640	82,164	1,715,600	67,320,144
Silver Standard Resources	3,563,600	130,178,308	22,205,884	4,298,381	147,927	-	4,177,399	69,052,405
Simpson Manufacturing	3,435,400	91,347,286	2,565,117	-	-	1,052,300	3,543,800	96,001,542
Thor Industries	3,310,500	125,832,105	17,867,941	-	-	517,818	3,959,904	98,284,817
Trican Well Service*	6,219,000	121,172,673	635,732	9,870,568	1,648,754	240,110
Unit Corporation	2,733,500	126,424,375	1,928,327	2,180,147	1,169,552	-	2,734,747	136,245,096
Westlake Chemical*	3,074,500	58,384,755	3,666,000	-	-	499,361
Winnebago Industries*	1,968,400	41,375,768	451,533	40,865,490	(5,273,811)	239,004
Woodward Governor	1,921,812	130,587,125	-	28,826	76,954	691,696	3,841,024	135,472,916
		2,165,283,704			56,803,159	9,925,430		1,500,016,837
Royce Low-Priced Stock Fund
Alamos Gold	5,743,700	32,182,644	4,906,760	6,416,026	(629,401)	-	5,758,400	35,169,932
Arctic Cat*	1,298,360	15,502,418	-	21,277,784	(11,111,625)	181,770
Cache*	1,106,800	10,337,512	348,345	14,668,528	(2,948,500)	-
Caliper Life Sciences	2,431,229	13,444,696	-	-	-	-	2,431,229	6,807,441
Castle (A.M.) & Co.	320,000	8,700,800	35,339,526	-	-	169,211	1,995,767	34,486,854
Casual Male Retail Group*	2,245,900	11,633,762	-	24,444,683	(16,000,099)	-
CEVA	1,281,800	15,599,506	-	4,156	(685)	-	1,281,400	10,635,620
Cross Country Healthcare	1,993,800	28,391,712	2,854,203	902,102	(74,060)	-	2,178,100	35,481,249
CryptoLogic	735,975	12,916,361	-	-	-	211,961	735,975	4,033,143
DivX	2,187,507	30,625,098	-	-	-	-	2,187,507	14,153,170
eResearch Technology*	2,754,500	32,558,190	-	13,375,801	9,154,336	-
Fronteer Development Group	4,305,600	42,840,720	7,285,584	1,326,125	(422,300)	-	5,542,700	15,852,122
Gammon Gold	5,565,900	44,582,859	15,920,878	4,488,477	(305,597)	-	7,154,600	52,944,040
Hecla Mining	3,863,000	36,119,050	22,813,909	3,307,807	5,714,728	-	7,338,000	34,341,840
Helen of Troy*	1,543,796	26,460,663	1,504,888	12,335,736	(310,457)	-
Hooper Holmes*	4,720,300	8,118,916	-	17,342,593	(12,952,685)	-
Houston Wire & Cable	1,291,200	18,257,568	-	-	-	329,256	1,291,200	22,169,904
iPass	3,526,917	14,319,283	-	-	-	-	3,526,917	7,618,141
Jones Soda*	1,863,600	13,865,184	1,119,395	21,522,732	(15,744,652)	-
Korn/Ferry International	2,698,663	50,788,838	1,638,630	1,295,925	(331,665)	-	2,748,663	48,981,175
KVH Industries	1,150,200	9,270,612	-	-	-	-	1,150,200	10,570,338
Lexicon Pharmaceuticals*	5,027,300	15,232,719	-	-	-	-
Metal Management*	1,512,500	68,864,125	-	7,035,361	9,587,306	-
Monaco Coach	1,251,350	11,111,988	5,021,754	664,780	(105,066)	174,162	2,486,450	4,848,578
Natuzzi ADR	3,015,400	14,172,380	-	-	-	-	3,015,400	9,739,742
NetList	1,620,100	3,564,220	-	-	-	-	1,620,100	1,733,507
Novatel Wireless	714,800	11,579,760	12,182,665	-	-	-	1,816,800	11,009,808
Nu Skin Enterprises Cl. A	3,342,900	54,923,847	4,804,768	80,558	689	1,103,157	3,621,200	58,735,864
NYMAGI C	561,400	12,985,182	-	1,266,982	(152,554)	126,736	510,216	12,882,954
Olympic Steel*	835,700	26,500,047	-	5,701,818	11,325,147	591,196
Omega Protein*	1,376,200	12,784,898	-	7,549,027	6,511,912	-
Palm Harbor Homes*	1,398,300	14,752,065	-	16,252,607	(8,153,682)	-
PC-Tel	2,007,900	13,774,194	-	7,047,167	120,642	1,003,950	1,295,592	12,074,917
Possis Medical*	1,163,800	16,968,204	-	13,257,215	8,763,454	-
Sigma Designs			27,684,676	-	-	-	1,519,796	21,611,499
Silvercorp Metals	6,403,800	60,861,892	10,630,559	417,347	516,368	133,852	8,138,200	23,858,289
Tesco Corporation	2,350,505	67,388,978	14,184,485	8,878,402	4,783,787	-	2,600,105	54,446,199
Total Energy Services Trust	1,966,700	10,740,679	-	-	-	445,748	1,966,700	11,679,158
TrueBlue	2,919,100	42,268,568	-	-	-	-	2,919,100	47,172,656
TTM Technologies	2,250,035	26,235,408	916,977	-	-	-	2,350,035	23,312,347
VIVUS*	2,938,500	15,221,430	-	6,480,065	3,788,882	-
Winnebago Industries			28,005,864	893,500	(223,804)	376,128	1,517,200	19,602,224
Zila*	3,518,800	3,413,236	-	3,448,424	(2,799,229)	-
		979,860,212			(11,998,810)	4,847,127		645,952,711
Royce Total Return Fund
Bancorp Rhode Island	260,600	8,896,884	-	-	-	127,694	260,600	7,492,250
Chase Corporation	759,474	19,176,719	-	92,953	22,174	-	753,974	9,424,675
Courier Corporation*	41,888	1,382,723	16,186,627	7,524,649	(2,073,713)	237,755
Heidrick & Struggles International	646,054	23,975,064	6,357,658	922,820	(218,800)	309,701	834,761	25,168,044
LCA-Vision	692,920	13,837,612	5,700,305	1,878,747	(1,542,721)	233,266	1,078,425	5,003,892
LSI Industries	667,737	12,152,813	6,300,550	-	-	464,073	1,159,992	9,593,134
Mueller (Paul) Company	116,700	5,659,950	-	-	-	210,060	116,700	5,368,200
Quixote Corporation*	461,900	8,771,481	-	9,515,592	(5,733,890)	23,220
Starrett (L.S.) Company (The) Cl. A	518,800	8,772,908	237,046	136,350	3,096	181,184	529,400	9,756,842
United Online	2,515,106	29,728,553	10,321,499	150,398	312	1,785,959	3,479,849	32,745,379
		132,354,707			(9,543,542)	3,572,912		104,552,416
Royce Opportunity Fund
Allion Healthcare*	913,134	5,013,106	500,844	604,907	(149,386)	-
Applied Signal Technology*	703,760	9,557,061	-	4,857,827	(63,619)	240,060
Bell Industries*	468,100	416,609	-	1,212,993	(1,156,848)	-
Bottomline Technologies	1,398,414	19,577,796	59,938	1,421,421	(76,519)	-	1,295,323	13,471,359
California Micro Devices*	1,349,700	6,262,608	-	5,786,506	(2,609,413)	-
ClearOne Communications	701,944	3,860,692	81,815	-	-	-	719,544	3,389,052
Comstock Homebuilding Cl. A*	1,165,011	768,907	11,644	6,705,465	(6,565,284)	-
Cost Plus	928,465	4,029,538	951,034	1,079,813	(421,494)	-	1,161,665	2,265,247
CPI Aerostructures	305,100	2,654,370	-	-	-	-	305,100	2,379,780
dELiA*s	897,524	2,432,290	1,670,915	-	-	-	1,637,153	4,715,001
Digirad Corporation*	1,025,122	3,731,444	-	799,521	(484,068)	-
Electroglas	1,417,927	2,382,117	17,700	-	-	-	1,427,927	1,627,837
Evans & Sutherland Computer	763,225	954,031	44,119	-	-	-	806,730	911,605
Gehl Company*	545,968	8,757,327	1,665,294	14,727,783	4,470,648	-
Interlink Electronics	787,275	1,338,368	-	201,794	(180,932)	-	760,775	182,586
Interphase Corporation	392,400	4,049,568	17,280	17,280	(5,716)	-	392,400	1,130,112
Landry’s Restaurants*	707,100	13,929,870	1,682,368	18,552,803	(5,533,078)	77,580
LeCroy Corporation	721,900	6,937,459	538,574	-	-	-	787,636	6,056,921
Merix Corporation	1,232,200	5,729,730	441,993	-	-	-	1,458,267	1,866,582
Modtech Holdings	1,061,370	944,619	154,029	-	-	-	1,828,948	54,869
Nanometrics	1,008,800	9,946,768	2,340,810	134,762	(48,430)	-	1,450,436	3,060,420
Optical Cable*	299,065	1,193,269	22,106	76,369	30,454	-
Planar Systems	734,955	4,703,712	917,750	419,968	(153,676)	-	992,931	2,522,045
Printronix*	359,481	5,697,774	-	4,956,617	795,079	-
REX Stores	596,800	9,411,536	1,032,414	1,779,178	257,161	-	565,000	6,525,750
Rubio’s Restaurants	625,000	5,156,250	88,658	123,205	(21,447)	-	623,100	3,595,287
SCM Microsystems	894,420	2,987,363	-	-	-	-	894,420	2,119,775
Sharper Image*	722,678	2,023,498	154,506	2,506,233	(2,174,215)	-
SigmaTron International	300,200	2,248,498	71,700	-	-	-	309,800	1,518,020
Tollgrade Communications	830,661	6,661,901	274,002	1,062,710	(466,095)	-	790,945	3,321,969
TRC Companies	1,272,732	10,181,856	2,023,384	-	-	-	1,632,532	5,077,175
Trex Company	809,000	6,884,590	2,076,219	2,402,900	(182,080)	-	917,600	16,617,736
White Electronic Designs*	1,278,890	5,934,050	-	2,320,935	(1,019,627)	-
		176,358,575			(15,758,585)	317,640		82,409,128
Royce Special Equity Fund
Frisch’s Restaurants	277,000	6,481,800	152,917	-	-	100,488	283,600	6,437,720
Hawkins	547,500	8,212,500	-	-	-	273,750	547,500	9,592,200
Koss Corporation	195,000	3,490,500	105,899	-	-	78,260	201,000	3,216,000
Lawson Products	450,000	17,064,000	-	837,307	(173,591)	355,900	429,500	11,875,675
National Presto Industries	483,100	25,440,046	-	338,178	52,543	2,053,175	475,000	35,387,500
		60,688,846			(121,048)	2,861,573		66,509,095
Royce Value Plus Fund
A.C. Moore Arts & Crafts	1,603,100	22,042,625	2,762,799	-	-	-	1,883,100	11,807,037
Anika Therapeutics	1,042,395	15,135,575	-	-	-	-	1,042,395	7,536,516
Answers Corporation*	575,010	3,910,068	-	6,527,364	(4,584,725)	-
Bancorp (The)*	696,300	9,372,198	-	-	-	-
Casual Male Retail Group	2,931,600	15,185,688	4,324,000	-	-	-	4,081,600	16,040,688
Celadon Group	2,136,200	19,567,592	1,122,824	5,153,293	(774,477)	-	1,923,700	22,064,839
Cerus Corporation	2,634,500	17,150,595	1,323,073	-	-	-	2,884,500	11,912,985
Christopher & Banks	2,000,300	22,903,435	5,182,700	1,251,636	(196,396)	455,742	2,403,900	18,437,913
Cosi	3,997,600	8,954,624	-	-	-	-	3,997,600	7,875,272
Cypress Bioscience	2,234,200	24,643,226	1,305,986	-	-	-	2,384,200	17,523,870
Digi International	1,087,700	15,434,463	6,834,905	793,200	(81,471)	-	1,726,800	17,613,360
DivX	1,786,300	25,008,200	-	-	-	-	1,786,300	11,557,361
Dyax Corporation	3,748,060	13,717,900	1,502,550	-	-	-	4,063,060	17,877,464
Enterprise Financial Services*	624,800	14,876,488	-	-	-	98,406
Entrust*	4,575,434	8,830,588	-	13,170,056	(4,572,394)	-
Exar Corporation	750,000	5,977,500	12,062,692	-	-	-	2,271,464	17,399,414
FARO Technologies	672,300	18,273,114	18,303,329	2,743,244	1,016,461	-	1,284,700	26,169,339
HealthTronics	3,158,000	14,495,220	714,349	-	-	-	3,358,000	9,805,360
Houston Wire & Cable	992,000	14,026,880	-	712,343	44,903	252,960	956,300	16,419,671
Mercury Computer Systems	1,576,049	25,390,149	3,983,104	-	-	-	2,048,749	18,233,866
MSC.Software	2,008,000	26,083,920	3,180,630	-	-	-	2,258,000	24,160,600
NovaGold Resources	4,501,600	36,733,056	8,906,036	4,715,166	(724,358)	-	5,304,600	34,532,946
NutriSystem*	1,312,970	35,423,931	10,655,365	14,037,776	(4,188,194)	625,581
Optium Corporation*	2,111,800	16,640,984	-	14,090,775	(2,977,806)	-
ORBCOMM	935,600	5,884,924	7,337,560	-	-	-	2,172,101	10,708,458
Packeteer*	2,259,400	13,917,904	-	19,383,476	(4,896,583)	-
PeopleSupport*	1,900,900	26,004,312	-	23,961,779	(2,388,533)	-
PharmaNet Development Group*	841,300	32,987,373	13,353,141	30,170,432	(13,673,568)	-
RADVision	1,512,500	16,713,125	778,605	3,363,666	(2,156,289)	-	1,402,500	8,429,025
Shamir Optical Industry	899,900	8,999,000	-	-	-	186,134	899,900	5,579,380
Sonic Solutions	1,711,900	17,786,641	-	-	-	-	1,711,900	7,532,360
Spartan Motors*	3,075,729	23,498,570	1,171,521	40,190,265	(22,534,567)	161,286
Supertex	1,045,600	32,716,824	2,428,386	7,322,741	(1,076,329)	-	970,153	27,319,508
Symyx Technologies	3,336,477	25,624,143	-	2,245,762	(775,935)	-	3,210,977	31,820,782
Tennant Company	782,100	34,639,209	8,027,746	188,071	(35,334)	358,189	1,021,000	34,979,460
TradeStation Group	2,135,000	30,338,350	647,169	-	-	-	2,190,000	20,476,500
Vital Images	1,379,200	24,922,144	1,297,409	4,889,876	(1,391,260)	-	1,225,542	18,383,130
		723,810,538			(65,966,855)	2,138,298		472,197,104

*Not an Affiliated Company at September 30, 2008.

[d]	Securities for which market quotations are not readily available represent 0.0%, 0.5%, 0.5%, 0.0%, 2.1%, and 2.9% of net assets for Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Heritage Fund, Royce Technology Value Fund, Royce Financial Services Fund and Royce Dividend Value Fund. These securities have been valued at their fair value under procedures established by the Fund’s Board of Trustees.
[e]	Includes securities first acquired in 2008 and less than 1% of net assets.
[f]	This security, and the common stock into which the security is convertible, are not and will not be registered under the Securities Act of 1933 and related rules (“restricted security”). Accordingly, such securities may not be offered, sold, transferred or delivered, directly or indirectly, unless (i) such shares are registered under the Securities Act and any other applicable state securities laws, or (ii) an exemption from registration under the Securities Act and any other applicable state securities laws is available.
[g]	These securities are not registered under the Securities Act of 1933 and may be subject to contractual and/or legal restrictions on resale to the general public or to certain institutions. However, these securities can be sold in accordance with Rule 144A under the Securities Act of 1933 and will not be considered to be illiquid so long as Royce believes that an adequate trading market exists for the security. Rule 144A allows qualified institutional buyers to participate in an institutional trading market for securities otherwise subject to restriction on resale to the general public.
[h]	All or a portion of these securities have been segregated as collateral for short sales.

TAX INFORMATION:
At September 30, 2008, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Pennsylvania Mutual Fund	$4,413,004,095	$37,897,282	$600,717,005	$562,819,723
Royce Micro-Cap Fund	1,028,829,863	(117,915,912)	99,610,482	217,526,394
Royce Premier Fund	4,191,780,684	766,787,120	1,086,331,502	319,544,382
Royce Low-Priced Stock Fund	3,878,601,899	(78,290,738)	575,364,109	653,654,847
Royce Total Return Fund	4,425,695,771	476,014,994	992,676,415	516,661,421
Royce Heritage Fund	140,706,023	(8,492,814)	7,578,837	16,071,651
Royce Opportunity Fund	2,452,054,963	(369,985,969)	161,796,874	531,782,843
Royce Special Equity Fund	473,036,762	83,494,158	103,860,082	20,365,924
Royce Value Fund	1,351,973,385	(134,224,675)	35,827,832	170,052,507
Royce Value Plus Fund	3,569,636,694	(516,519,523)	98,180,337	614,699,860
Royce Technology Value Fund	14,302,032	(2,161,507)	236,180	2,397,687
Royce 100 Fund	60,948,704	(2,555,819)	3,068,534	5,624,353
Royce Discovery Fund	3,674,547	(487,397)	192,649	680,046
Royce Financial Services Fund	14,192,366	(1,316,965)	588,963	1,905,928
Royce Dividend Value Fund	9,253,539	(583,769)	269,966	853,735
Royce European Smaller-Companies Fund	8,137,096	(1,894,228)	20,193	1,914,421
Royce Global Value Fund	65,171,502	(12,450,660)	412,108	12,862,768
Royce SMid-Cap Value Fund	23,613,695	(2,507,455)	190,088	2,697,543
Royce International Smaller-Companies Fund	2,088,917	(273,463)	19,716	293,179
Royce Select Fund I	20,586,497	294,152	1,952,683	1,658,531
Royce Select Fund II	2,428,608	(180,082)	81,465	261,547
Royce Global Select Fund	8,031,525	(1,030,175)	177,978	1,208,153
Royce SMid-Cap Select Fund	936,601	(82,110)	6,581	88,691

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) and at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Royce Pennsylvania Mutual Fund	$3,788,620,090	$662,281,287	$-	$4,450,901,377
Royce Micro-Cap Fund	570,976,125	335,759,255	4,178,571	910,913,951
Royce Premier Fund	3,874,005,141	1,084,562,663	-	4,958,567,804
Royce Low-Priced Stock Fund	2,773,670,627	1,026,640,534	-	3,800,311,161
Royce Total Return Fund	4,414,064,112	487,646,653	-	4,901,710,765
Royce Heritage Fund	96,251,391	35,437,175	524,643	132,213,209
Royce Opportunity Fund	1,591,361,811	490,707,183	-	2,082,068,994
Royce Special Equity Fund	424,093,613	132,437,307	-	556,530,920
Royce Value Fund	1,020,481,378	197,267,332	-	1,217,748,710
Royce Value Plus Fund	2,285,258,914	767,858,257	-	3,053,117,171
Royce Technology Value Fund	9,869,798	2,270,727	-	12,140,525
Royce 100 Fund	51,635,640	6,757,245	-	58,392,885
Royce Discovery Fund	3,063,150	124,000	-	3,187,150
Royce Financial Services Fund	7,679,885	4,919,730	275,786	12,875,401
Royce Dividend Value Fund	6,639,149	1,817,050	213,571	8,669,770
Royce European Smaller-Companies Fund	70,300	6,172,568	-	6,242,868
Royce Global Value Fund	21,016,478	31,704,364	-	52,720,842
Royce SMid-Cap Value Fund	20,940,067	166,173	-	21,106,240
Royce International Smaller-Companies Fund	179,023	1,636,431	-	1,815,454
Royce Select Fund I	16,035,905	4,844,744	-	20,880,649
Royce Select Fund II	2,077,738	170,788	-	2,248,526
Royce Global Select Fund	3,844,578	3,156,772	-	7,001,350
Royce SMid-Cap Select Fund	645,370	212,000	-	857,370

Short positions:

	Level 1	Level 2	Level 3	Total

Royce SMid-Cap Select Fund	$(2,879)	$ -	$ -	$(2,879)

Level 3 Reconciliation:

		Change in unrealized
	Balance as of 12/31/07	appreciation (depreciation)	Purchases	Balance as of 9/30/08

Royce Micro-Cap Fund	-	$(321,429)	$4,500,000	$4,178,571
Royce Heritage Fund	-	(40,357)	565,000	524,643
Royce Financial Services Fund	-	(21,214)	297,000	275,786
Royce Dividend Value Fund	-	(16,429)	230,000	213,571

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:

The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:

The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: November 26, 2008

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, The Royce Fund
Date: November 26, 2008